As filed with the Securities and Exchange Commission on January 28, 2009

1933 Act Registration No. 333-44423

1940 Act Registration No. 811-8611

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 22	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23	☒

LEGG MASON CHARLES STREET TRUST, INC.

(Exact Name of Registrant as Specified in Charter)

100 Light Street

Baltimore, Maryland 21202

(Address of principal executive offices)

Registrant’s telephone number, including area code: (410) 539-0000

Name and address of agent for service:	Copy to:

RICHARD M. WACHTERMAN, ESQ.	ARTHUR C. DELIBERT, ESQ.
Legg Mason & Co., LLC	K&L Gates LLP
100 Light Street	1601 K Street, N.W.
Baltimore, Maryland 21202	Washington, D.C. 20006-1600
(Name and address of agent for service)

It is proposed that this filing will become effective:

☐             Immediately upon filing pursuant to Rule 485(b)

☒            On February 1, 2009, pursuant to Rule 485(b)

☐             60 days after filing pursuant to Rule 485 (a)(1)

☐             On, pursuant to Rule 485 (a)(1)

☐             75 days after filing pursuant to Rule 485(a)(2)

☐             On, pursuant to Rule 485(a)(2)

If appropriate, check the following box:

☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Legg Mason Charles Street Trust, Inc.

Contents of Registration Statement

This Registration Statement consists of the following papers and documents:

Cover Sheet

Contents of Registration Statement

Batterymarch U.S. Small Capitalization Equity Portfolio

Part A — Class A, Class C, Financial Intermediary Class, Institutional Class, and Class R Prospectus

Batterymarch U.S. Small Capitalization Equity Portfolio

Class A, Class C, Financial Intermediary Class, Institutional Class, and Class R

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

[BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO]

PROSPECTUS

FEBRUARY 1, 2009

CLASS A

CLASS C

CLASS R

FINANCIAL INTERMEDIARY CLASS

INSTITUTIONAL CLASS

The shares offered by this Prospectus are subject to various fees and expenses, which may include distribution and service (12b-1) fees. See "Fees and Expenses of the Fund" on page 7 and "Distribution Plan" on page 9.

As with all mutual funds, the U.S. Securities and Exchange Commission ("SEC") has not passed upon the accuracy or adequacy of this Prospectus, nor has it approved or disapproved these securities. It is a criminal offense to state otherwise.

TABLE OF CONTENTS

ABOUT THE FUND:

1	Investment objective and policies

3	Principal risks

5	Performance

7	Fees and expenses of the fund

9	Distribution plan and other compensation to dealers

11	Management

ABOUT YOUR INVESTMENT:

13	Shareholder eligibility

16	How to invest

24	How to redeem your shares

27	Account policies

31	Services for investors

33	Distributions and taxes

35	Portfolio holdings disclosure policy

36	Financial highlights

BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

The fund offers five classes of shares: Class A, Class C, Class R, Institutional Class and Financial Intermediary Class. Each share class represents an investment in the same portfolio of securities, but is subject to different expenses, different distribution and shareholder servicing arrangements and different eligibility requirements for investing. (See "Fees and Expenses of the Fund" beginning on page 7 and "Shareholder Eligibility" beginning on page 13).

Investment objective: Long-term capital appreciation.

Principal investment strategies:

Under normal market conditions, the fund will invest at least 80% of net assets, plus any borrowings for investment purposes, in equity securities of companies with relatively small market capitalizations domiciled, or having its principal activities in the United States, at the time of investment or other investments with similar economic characteristics. These are companies with market capitalizations not exceeding (i) $3 billion or (ii) the highest month-end market capitalization of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The Russell 2000 Index is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization. Securities of companies whose market capitalizations met this definition at the time they were purchased by the Fund but no longer meet this definition will be considered to be securities of small capitalization companies for purposes of the fund's 80% investment policy. The fund normally intends to hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization but may depart from this if the Fund's investment adviser, Batterymarch Financial Management, Inc. ("Batterymarch"), believes it to be in the best interests of the Fund. Equity securities include common stock, preferred stock, securities convertible into or exchangeable for common stock, rights and warrants to acquire such securities and substantially similar forms of equity with comparable risk. The fund may also invest in securities of foreign companies in the form of American Depositary Receipts (ADRs). ADRs are typically dollar-denominated instruments held at U.S. banks and traded on an exchange in the United States.

The adviser uses a bottom-up, quantitative stock selection process. The cornerstone of this process is a proprietary stock selection model that ranks the stocks in the fund's investable universe by the adviser's determination of their relative attractiveness.

In addition to its principal investment strategies, the fund may engage in other transactions. For example, although the fund expects to remain substantially fully invested in equity securities, the fund may invest in debt or other fixed-income securities, cash and money market instruments, including repurchase agreements. Up to 5% of the fund's total assets may be invested in fixed-income securities rated below investment grade, commonly referred to as "junk bonds," or, if unrated, determined by the adviser to be of comparable quality. The fund may also engage in reverse repurchase agreement transactions and other borrowings, purchase restricted and illiquid securities, lend its portfolio securities, invest in securities of other investment companies and engage in futures and options transactions.

For temporary defensive purposes, or when cash is temporarily available, the fund may invest without limit in investment grade, short-term debt instruments, including government, corporate and money market securities. If the fund invests substantially in such instruments, it may not be pursuing its principal investment strategies and may not achieve its investment objective.

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The fund's investment objective and investment policies are non-fundamental, and Legg Mason Charles Street Trust, Inc.'s Board of Directors ("Board of Directors") may change the fund's investment objective, as well as its investment strategies and certain other policies, without shareholder approval. The fund will not change its policy to invest at least 80% of its net assets in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States without providing shareholders at least 60 days' prior written notice. For purposes of this 80% policy, net assets include borrowings for investment purposes, if any.

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PRINCIPAL RISKS

In general:

There is no assurance that the fund will meet its investment objective; investors could lose money by investing in the fund. As with all mutual funds, an investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market risk:

Prices of equity securities generally fluctuate more than those of other securities, such as debt securities. Market risk, the risk that prices of securities will decrease because of the interplay of market forces, may affect a single issuer, industry or sector of the economy or may affect the market as a whole. The fund may experience a substantial or complete loss on an individual stock.

Small company stocks:

Investing in the securities of smaller companies involves special risks. Small companies may have limited product lines, operating histories, markets or financial resources, or they may be dependent upon a limited management group. Among other things, the prices of securities of small sized companies generally are more volatile than those of larger companies; the securities of small companies generally are less liquid; and smaller companies generally are more likely to be adversely affected by poor economic or market conditions. Small sized companies may also be more difficult to value because few, if any, research analysts regularly follow them.

It is anticipated that some of the securities held by the fund may not be widely traded and that the fund's position in such securities may be substantial in relation to the market for such securities. Accordingly, it may be difficult for the fund to dispose of such securities quickly at prevailing market prices and market prices may not always be readily available for use in determining the fund's net asset value.

Investments in securities of companies with small market capitalizations are generally considered to offer greater opportunity for appreciation but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt fluctuations in market price than larger, more established companies. In addition to exhibiting greater volatility, small-cap stocks may to a degree fluctuate independently of larger-cap stocks, i.e., small-cap stocks may decline in price as the prices of large-cap stocks rise or vice versa. Small-cap companies are often involved in actual or anticipated reorganizations or restructurings, which involve risks, including difficulty in obtaining information as to the financial conditions of such companies.

Investment model:

The proprietary model used by the adviser to evaluate securities or securities markets is based on the adviser's understanding of the interplay of market factors and does not assure successful investment. The markets, or the prices of individual securities, may be affected by factors not foreseen in developing the model.

Derivatives risk:

The fund may engage in a variety of transactions using "derivatives," such as futures, options and warrants. Derivatives are financial instruments whose values depend upon, or are derived from, the

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value of something else, such as one or more underlying investments, indices or currencies. Derivatives may be traded on organized exchanges or in individually negotiated transactions with other parties (these are known as "over-the-counter" derivatives). The fund may use derivatives both for hedging and non-hedging purposes, including for purposes of enhancing returns. Although the adviser has the flexibility to make use of derivatives, it may choose not to for a variety of reasons, even under very volatile market conditions.

Derivatives involve special risks and costs and may result in losses to the fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the fund will depend on the adviser's ability to analyze and manage derivatives transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses to the fund. The fund's use of derivatives may also increase or accelerate the recognition of gains, which in turn would increase the amount of taxes payable by shareholders when those gains are distributed to them.

Other risks arise from the potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the fund's derivative positions at any time. In fact, many over-the-counter instruments will not be liquid. Over-the-counter instruments also involve the risk that the other party will not meet its obligations to the fund.

Liquidity risk:

Liquidity risk exists when particular investments are difficult to sell. The fund may not be able to sell these illiquid investments at the best prices. Investments in derivatives, foreign investments, restricted securities, securities of companies with small market capitalizations, and securities having substantial market and/or credit risk tend to involve greater liquidity risk.

Portfolio turnover:

A change in the securities held by the fund is known as "portfolio turnover." As a result of the fund's investment strategies, its portfolio turnover rate is expected to exceed 100%. High turnover rates can result in increased trading costs and higher levels of realized capital gains, resulting in taxes payable by the shareholders when those gains are distributed to them.

Risks associated with other policies the fund may pursue:

In addition to the investment strategies described above, the fund may also make other types of investments, and therefore may be subject to other risks. Some of these risks are described in the fund's Statement of Additional Information ("SAI").

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PERFORMANCE

The information below provides an indication of the risks of investing in the fund by showing changes in its performance from year to year and by showing how the fund's average annual total returns for various periods compare with those of a broad measure of market performance. Annual returns assume reinvestment of all distributions, if any. Historical performance of the fund, whether before or after taxes, does not necessarily indicate what will happen in the future.

Institutional Class Shares

Year-by-year total return as of December 31 of each year (before taxes)(%):

During the past eight calendar years:

	Quarter Ended	Total Return
Best Quarter:	June 30, 2003	16.27%
Worst Quarter:	December 31, 2008	(24.40)%

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Average Annual Total Returns

The table below shows the fund's average annual total returns before taxes for all classes that have been in operation for a full calendar year. In addition, returns after taxes are shown for Institutional Class shares to illustrate the effect of federal taxes on fund returns. The table also shows returns before taxes for the Russell 2000 Index, which is an unmanaged index comprised of the 2,000 smallest companies of the 3,000 largest U.S. companies based on market capitalization. Where indicated, the performance for Institutional Class shares reflects the impact of taxes paid on distributions and the redemption of shares at the end of the period.

For the periods ended December 31, 2008:

Batterymarch U.S. Small Capitalization Equity Portfolio (a)	1 Year	5 Years	Life of Class
Institutional Class Shares –
Return Before Taxes	(37.49)%	(3.74)%	(0.49	)%(c)
Return After Taxes on Distributions (b)	(37.61)%	(5.47)%	(1.62	)%(c)
Return After Taxes on Distributions and Sale of Fund Shares (b)	(24.22)%	(3.14)%	(0.47	)%(c)
Financial Intermediary Class Shares –
Return Before Taxes	(37.72)%	(4.16)%	1.48	%(d)
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	(33.79)%	(0.93)%	(0.36	)%(e)

(a)  Class A, Class C and Class R shares of the fund have not yet commenced operations as of the date of this Prospectus. As such, the classes do not have a full calendar year of performance information to report. Each share class is invested in the same portfolio of securities. Therefore, annual total returns for Class A, Class C and Class R shares would differ from those of Institutional Class shares only to the extent that they would pay different expenses, and therefore would have different returns than Institutional Class shares.

(b)  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns for the fund's other classes will differ from those shown above for Institutional Class shares. The after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").

(c)  March 13, 2000 (commencement of operations) to December 31, 2008.

(d)  January 9, 2003 (commencement of operations) to December 31, 2008.

(e)  For the period February 29, 2000 to December 31, 2008.

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FEES AND EXPENSES OF THE FUND

The tables below describe the fees and expenses you may pay if you buy and hold shares of the fund.

	Shareholder Fees (fees paid directly from your investment)
	Class A		Class C		Class R		Financial Intermediary Class		Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75	%(a)	None		None		None		None
Maximum contingent deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	None(b)		1.00	%(c)	None		None		None
Sales Charge (Load) Imposed on Reinvested Dividends	None		None		None		None		None
Redemption Fee (d)	2.00%		2.00%		2.00%		2.00%		2.00%
	Annual Fund Operating Expenses (expenses that are deducted from fund assets)
	Class A		Class C		Class R		Financial Intermediary Class		Institutional Class
Management Fees	0.70%		0.70%		0.70%		0.70%		0.70%
Distribution and/or Service (12b-1) Fees	0.25%		1.00%		0.50	%(e)	0.25	%(f)	None
Other Expenses	0.28	%(g)	0.18	%(g)	0.12	%(g)	0.39%		0.14%
Total Annual Fund Operating Expenses	1.23%		1.88%		1.32%		1.34%		0.84%
Less Contractual Fee Reduction	N/A		N/A		N/A		0.14	%(h)	N/A(h)
Net Expenses	N/A		N/A		N/A		1.20%		0.84%

(a)  The initial sales charge is reduced for purchases of $25,000 or more and eliminated for purchases of $1 million or more.

(b)  A contingent deferred sales charge of 1.00% applies on certain redemptions made within 12 months following purchases of $1 million or more made without an initial sales charge.

(c)  The contingent deferred sales charge of 1.00% is eliminated one year after purchase

(d)  Proceeds of shares redeemed or exchanged within 60 days of purchase will be subject to a 2% redemption fee. The fee is paid directly to the fund and not to the fund's manager or distributor. The fee will be waived for certain approved mutual fund asset allocation programs ("wrap programs").

(e)  The 12b-1 fee shown in the table reflects the amount at which the Board of Directors has currently limited payments under the fund's Class R Distribution Plan. Pursuant to the Distribution Plan, the Directors may authorize payment of up to 0.75% of the fund's Class R shares average net assets without shareholder approval.

(f)  The 12b-1 fee shown in the table reflects the amount at which the Board of Directors has currently limited payments under the fund's Financial Intermediary Class Distribution Plan. Pursuant to the Distribution Plan, the Board of Directors may authorize payment of up to 0.40% of average daily net assets without shareholder approval.

(g)  "Other Expenses" are projected for the current fiscal year.

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(h)  Legg Mason Fund Adviser, Inc. ("LMFA") has contractually agreed to waive fees and reimburse other expenses so that Financial Intermediary Class and Institutional Class operating expenses (exclusive of taxes, interest, brokerage and extraordinary expenses) do not exceed the annual rates of 1.20% and 0.95% of the fund's average daily net assets attributable to Financial Intermediary Class and Institutional Class shares, respectively, until April 30, 2010. The fund has agreed to pay LMFA for waived fees and reimbursed expenses provided that payment does not cause the Financial Intermediary Class and Institutional Class shares annual operating expenses to exceed 1.20% and 0.95%, respectively, of its average net assets and the payment is made within three years after the year in which LMFA earned the fee or incurred the expense.

Example:

This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. Although your actual costs and returns may be higher or lower, you would pay the following expenses on a $10,000 investment in the fund, assuming (1) a 5% return each year, (2) the fund's operating expenses remain the same as shown in the table above (including the effect of the contractual fee waivers, for the specified period), and (3) you reinvest all dividends and other distributions, which you can do without a sales charge.

	1 Year	3 Years	5 Years	10 Years
Class A (with or without redemption at end of period) (a)	$693	$943	$1,212	$1,978
Class C (redemption at end of period) (b)	$291	$591	$1,016	$2,202
Class C (no redemption at end of period)	$191	$591	$1,016	$2,202
Class R (with or without redemption at end of period)	$134	$418	$723	$1,589
Financial Intermediary Class (with or without redemption at end of period)	$122	$411	$721	$1,602
Institutional Class (with or without redemption at end of period)	$86	$268	$466	$1,038

(a)  Reflects the maximum initial sales charge in the first year and assumes the contingent deferred sales charge will not apply.

(b)  Reflects a contingent deferred sales charge in the first year.

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DISTRIBUTION PLAN AND OTHER COMPENSATION TO DEALERS

Distributor of the fund's shares:

Legg Mason Investor Services, LLC ("LMIS"), 100 Light Street, Baltimore, Maryland 21202, distributes the fund's shares.

The fund has adopted plans under Rule 12b-1 with respect to its Class A, Class C, Class R and Financial Intermediary Class shares that allow it to pay fees for the sale of its shares and for services provided to the shareholders of that particular class. These fees are calculated daily and paid monthly. Because these fees are paid out of the fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

For Class A shares under the plan, the fund pays LMIS an annual service fee equal to 0.25% of the fund's average daily net assets attributable to Class A shares.

For Class C shares under the plan, the fund pays LMIS an annual distribution fee equal to 0.75% of the fund's average daily net assets attributable to Class C shares; and an annual service fee from the fund equal to 0.25% of its average daily net assets attributable to Class C shares.

For Class R shares under the plan, the fund is authorized to pay LMIS an annual distribution fee in an amount up to 0.50% and an annual service fee equal to 0.25% of the fund's average daily net assets attributable to Class R shares. The Board of Directors has currently approved an annual distribution fee equal to 0.25% and an annual service fee equal to 0.25% of the fund's average daily net assets attributable to Class R shares under the plan.

For Financial Intermediary Class shares, under the plan, the fund is authorized to pay LMIS an annual distribution fee in an amount up to 0.25% and an annual service fee equal to 0.15% of the fund's average daily net assets attributable to Financial Intermediary Class shares. The Board of Directors has currently approved an annual distribution fee equal to 0.10% and an annual service fee equal to 0.15% of the fund's average daily net assets attributable to Financial Intermediary Class shares under the plan.

Other compensation to dealers:

LMIS may enter into agreements with other brokers to sell Class A and Class C shares of the fund. LMIS pays these brokers up to 100% of the distribution and service fee that it receives from the fund for those sales and for services to the investors who hold the shares. LMIS may also enter into agreements with and make payments to brokers or other entities that support the distribution of fund shares or are engaged in the servicing or maintenance of shareholder accounts including, but not limited to, providing sub-accounting and recordkeeping services.

In addition, LMIS, the adviser and/or their affiliates make payments for distribution, shareholder servicing, marketing and promotional activities and related expenses out of their profits and other available sources, including profits from their relationships with the fund. These payments are not reflected as additional expenses in the fee table contained in this Prospectus. The recipients of these payments may include LMIS and affiliates of the adviser, as well as non-affiliated broker/dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund, including your financial intermediary. The total amount of these payments may be substantial, may be substantial to any given recipient and may exceed the costs and expenses

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incurred by the recipient for fund related marketing or shareholder servicing activities. The payments described in this paragraph are often referred to as "revenue sharing payments." Revenue sharing arrangements are separately negotiated.

Revenue sharing payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Contact your financial intermediary for details about revenue sharing payments it receives or may receive. Revenue sharing payments, as well as the payments under the shareholder services and distribution plan (where applicable), also benefit the adviser, LMIS and their affiliates to the extent the payments result in more assets being invested in the fund on which fees are being charged.

Salespersons and others entitled to receive compensation for selling or servicing fund shares may receive more with respect to one class than another.

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MANAGEMENT

Legg Mason Fund Adviser, Inc., 100 Light Street, Baltimore, Maryland 21202, is the fund's manager. LMFA is responsible for the non-investment affairs of the fund, providing office space and administrative staff for the fund and directing all matters related to the operations of the fund. LMFA has been registered as an investment adviser since 1982. For its services during the fiscal period ended December 31, 2008, the fund paid LMFA a fee equal to .70% of its average daily net assets (before any waiver or reimbursement).

LMFA has retained Batterymarch, John Hancock Tower, 200 Clarendon Street, Boston, Massachusetts 02116, to serve as investment adviser to the fund. Batterymarch provides investment management services to the fund, including for making investment decisions and placing orders to buy, sell or hold particular securities. Batterymarch, founded in 1969, acts as investment adviser to institutional accounts, such as corporate pension plans, mutual funds and endowment funds, as well as to individual investors. Total assets under management by Batterymarch were approximately $16.5 billion as of November 30, 2008.

A discussion regarding the basis for the Board of Directors' approval of the continuation of the fund's investment management agreement and investment advisory agreement is available in the fund's annual report to shareholders for the period ended December 31, 2008.

LMFA pays the fee of Batterymarch. To the extent LMFA receives a management fee after taking into account its contractual obligation to limit expenses, LMFA will pay Batterymarch a portion of the management fee it receives from the fund. For its services during the fiscal period January 1, 2008 to December 31, 2008, LMFA paid Batterymarch a fee equal to 0.63% of the fund's average daily net assets (before any waiver or reimbursement).

LMFA, Batterymarch and LMIS are wholly-owned subsidiaries of Legg Mason, Inc., a financial services holding company.

Portfolio management:

Batterymarch uses a team approach to investment management. Members of the team may change from time to time. The U.S. investment team is led by the following co-directors:

Yu-Nien (Charles) Ko, CFA, is a Co-Director and Senior Portfolio Manager of the Batterymarch U.S. investment team. Mr. Ko joined Batterymarch in 2000 as a quantitative analyst and was promoted to portfolio manager in 2003 and co-director and senior portfolio manager of the U.S. investment team in 2006. Mr. Ko has ten years of investment experience.

Stephen A. Lanzendorf, CFA, joined Batterymarch in 2006 as a Co-Director and Senior Portfolio Manager of the Batterymarch U.S. investment team. An experienced quantitative strategist, Mr. Lanzendorf was employed at Independence Investments LLC from 1994 to 2005 where he most recently served as director of Quantitative Strategies (1999-2005). He is a member of the Chicago Quantitative Alliance and the Boston Security Analysts Society. Mr. Lanzendorf has 24 years of investment experience.

Batterymarch believes strongly in a team approach, with portfolio managers working collaboratively and sharing responsibility for investment decisions. The portfolio managers have oversight responsibility for the work done by the quantitative analysts, including factor research, development

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and testing and portfolio construction algorithms. The portfolio managers oversee the effectiveness of the overall investment process, including stock ranking and selection, portfolio construction and trading, and review of all trades before execution.

As a risk control measure, portfolio managers review buy/sell decisions prior to execution and have the discretion to modify a trade decision if, in their judgment, a significant market event or mitigating factor has occurred that is not yet reflected in the quantitative data used by Batterymarch's models.

The fund's SAI provides information about the portfolio managers' compensation, other accounts managed by the portfolio managers, and the portfolio managers' ownership of securities in the fund.

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SHAREHOLDER ELIGIBILITY

The fund generally will accept an application to establish a new account only if the beneficial owner has a U.S. address or, subject to the requirements of local law, is a U.S. citizen with a foreign address. Existing non-U.S. investors in the fund will not be permitted to establish new accounts to purchase fund shares, but will continue to be able to purchase shares in the fund through their existing accounts.

Summarized below are the eligibility requirements for each share class. Once you determine which share class is available to you for investment, you should follow the purchasing instructions beginning on page 17 for Class A and Class C shares or the instructions beginning on page 22 for Institutional Class, Financial Intermediary Class and Class R shares.

You can buy shares through banks, brokers, dealers, insurance companies, investment advisers, financial consultants, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund ("Financial Adviser"). You can also buy shares directly from the fund.

The fund reserves the right to revise the minimum initial investment and other eligibility requirements at any time. In addition, the fund may waive the minimum initial investment requirements in its sole discretion.

Retirement Plans

Retirement Plans with omnibus accounts held on the books of the fund can generally choose among four classes of shares: Class C, Class R, Financial Intermediary Class and Institutional Class shares.

Class A shares are not offered through Financial Advisers for Retirement Plans with omnibus accounts held on the books of the fund, with limited exceptions. Class A shares will cease to be available to new Retirement Plan investors through a Financial Adviser if the Financial Adviser makes Financial Intermediary Class shares available. Please see below for additional information.

"Retirement Plans" include 401(k) plans, 457 plans, employer-sponsored 403(b) plans, defined benefit pension plans, profit-sharing plans, non-qualified deferred compensation plans and other similar employer-sponsored retirement plans. Retirement Plans do not include individual retirement vehicles, such as Traditional and Roth IRAs, Coverdell Education Savings Accounts, individual 403(b)(7) custodial accounts, Keogh plans or Section 529 college savings accounts, SEPs, SARSEPs, SIMPLE IRAs, or similar accounts. Although Retirement Plans with omnibus accounts held on the books of the fund are not subject to minimum initial investment requirements for any of these share classes, certain investment minimums may be imposed by a financial intermediary. The distributor may impose certain additional requirements. Please contact your Financial Adviser for more information.

Other Retirement Plans

Other Retirement Plan investors can generally choose among two classes of shares: Class A and Class C. "Other Retirement Plans" include Retirement Plans investing through brokerage accounts, and also include certain Retirement Plans with direct relationships to the fund that are neither Institutional Investors nor investing through omnibus accounts. Individual retirement vehicles, such as IRAs, may also choose among these share classes. Other Retirement Plans and individual

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retirement vehicles are treated like individual investors for purposes of determining sales charges and any applicable sales charge reductions or waivers.

Class A and Class C Shares

When choosing whether to buy Class A or Class C shares, you should consider:

■  How much you plan to invest

■  How long you expect to own the shares

■  The expenses paid by each class detailed in the "Fees and Expenses of the Fund" section of this Prospectus

■  Whether you qualify for any reduction or waiver of sales charges.

If you plan to invest a large amount and your investment horizon is five years or more, Class C shares might not be as advantageous as Class A shares. The annual distribution and service fees on Class C shares may cost you more over the longer term than the front-end sales charge you would have paid for larger purchases of Class A shares. However, if you intend to invest for only a few years Class C shares might be more appropriate because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares redeemed one year or more after purchase.

For questions regarding your eligibility to invest in Class A or Class C shares, contact your Financial Adviser or LMIS' Funds Investor Services Division ("FIS") at 1-800-822-5544.

Class A and Class C Shares
Retail Account –
Initial Investment Minimum (per fund)	$1,000
Subsequent Minimum Investments (per fund)	$50
IRA Account –
Initial Investment Minimum (per fund)	$250
Subsequent Minimum Investments (per fund)	$50
Minimum Account Size (per fund)	$500

Institutional Class, Financial Intermediary Class and Class R Shares

For questions regarding your eligibility to invest in Institutional Class, Financial Intermediary Class or Class R shares, call 1-888-425-6432 or contact your financial intermediary. You may be required to provide appropriate documentation confirming your eligibility to invest in these share classes.

The following classes of investors may purchase Institutional Class shares:

■  Institutional investors who make an initial investment of at least $1 million in the fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities.

■  Investors who invest in the fund through financial intermediaries that offer their clients Institutional Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k), 457 or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS.

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■  The following persons are eligible to purchase Institutional Class shares of the fund: 1) current employees of the fund's manager and its affiliates; 2) current and former board members of investment companies managed by affiliates of Legg Mason; 3) current and former board members of Legg Mason; and 4) the immediate families of such persons. Immediate families are such person's spouse, including the surviving spouse of a deceased board member, and children under the age of 21. For such investors, the minimum initial investment is $1,000 and the minimum for each purchase of additional shares is $50.

The following classes of investors may purchase Financial Intermediary Class shares:

■  Institutional investors who make an initial investment of at least $1 million in the fund. Generally, institutional investors are corporations, banks, trust companies, insurance companies, investment companies, foundations, endowments, pension and profit-sharing plans, and similar entities.

■  Investors who invest in the fund through financial intermediaries that offer their clients Financial Intermediary Class shares through investment programs (such as (i) fee-based advisory or brokerage account programs, (ii) employee benefit plans such as 401(k), 457 or 403(b) retirement plans or (iii) college savings vehicles such as 529 plans) authorized by LMIS.

The following classes of investors may purchase Class R shares:

■  Retirement Plans with accounts held on the books of the fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary).

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HOW TO INVEST

Shareholder Accounts

You have the following options for holding fund shares.

1.  You may hold fund shares in a securities brokerage account with a firm that has an agreement with LMIS with respect to the class of shares that you own. At the present time, there are only a small number of securities firms that have agreements of this kind.

2.  You may hold fund shares directly with the fund, through its transfer agent. There are no additional fees to you for holding your shares directly with the fund in this manner. You will receive confirmations of transactions from the fund's transfer agent and periodic statements reporting your account activity and share ownership. To assist you in the management of your account you may direct the fund's transfer agent to send copies of your confirmations and/or periodic statements to another party whom you designate, at no charge. You may call the fund at 800-822-5544 (Class A and Class C) or 888-425-6432 (Institutional Class, Financial Intermediary Class and Class R) regarding holding fund shares directly with the fund.

Class	Key Features	Initial Sales Charge	Contingent Deferred Sales Charge	Annual Distribution and/or Service Fees
Class A	• Initial sales charge • You may qualify for reduction or waiver of initial sales charge • Generally lower annual expenses than Class C	Up to 5.75%; reduced or waived for large purchases and certain investors. No charge for purchases of $1 million or more	1.00% on purchases of $1 million or more if you redeem within 1 year of purchase; waived for certain investors	0.25% of average daily net assets

Class C	• No initial sales charge • Contingent deferred sales charge for only 1 year • Does not convert to Class A • Generally higher annual expenses than Class A	None	1.00% if you redeem within 1 year of purchase; waived for certain investors	1.00% of average daily net assets

Class R	• No initial or contingent deferred sales charge • Only offered to eligible Retirement Plans with omnibus accounts held on the books of the fund	None	None	Up to 0.75% of average daily net assets, currently limited to 0.50% of average daily net assets

Financial Intermediary Class	• No initial or contingent deferred sales charge • Only offered to institutional investors and clients of financial intermediaries	None	None	Up to 0.40% of average daily net assets, currently limited to 0.25% of average daily net assets

Institutional Class	• No initial or contingent deferred sales charge • Only offered to institutional and other eligible investors and clients of financial intermediaries • Generally lower expenses than the other classes	None	None	None

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Purchasing Class A Shares

Prior to opening an account you should consult the section "Shareholder Eligibility" on page 13, which outlines share class eligibility requirements as well as initial and subsequent investment minimums.

You can open a regular or retirement account or a Coverdell Education Savings Account by contacting your Financial Adviser. To open an account directly with the fund call 1-800-822-5544 or visit www.leggmason.com/individualinvestors for an account application.

You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower rate as the aggregate size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of compensation that will be paid out of the sales charge to your Financial Adviser if you buy shares from one ("broker dealer commission"). Financial Advisers will also receive a service fee payable on Class A shares at an annual rate of up to 0.25% of the average daily net assets represented by the Class A shares serviced by them. For Class A shares sold directly by LMIS, LMIS will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

Amount of investment	Sales Charge as % of offering price	Sales Charge as % of net amount invested	Broker/Dealer Commission as % of offering price
Less than $25,000	5.75	6.10	5.00
$25,000 but less than $50,000	5.00	5.26	4.25
$50,000 but less than $100,000	4.50	4.71	3.75
$100,000 but less than $250,000	3.50	3.63	2.75
$250,000 but less than $500,000	2.50	2.56	2.00
$500,000 but less than $750,000	2.00	2.04	1.60
$750,000 but less than $1 million	1.50	1.52	1.20
$1 million or more (1)	0	0	up to 1.00

(1)  LMIS may pay a commission of up to 1.00% to a Financial Adviser for purchase amounts of $1 million or more. In such cases, starting in the thirteenth month after purchase, the Financial Adviser will also receive an annual service fee of up to 0.25% of the average daily net assets represented by the Class A shares held by its clients. Prior to the thirteenth month, LMIS will retain this fee. Where the Financial Adviser does not receive the payment of this commission from LMIS, the Financial Adviser will instead receive the annual service fee starting immediately after purchase. Please contact your Financial Adviser for more information.

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Investments of $1,000,000 or more

You do not pay an initial sales charge when you buy $1,000,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%. The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then the shares in your account that have been held the longest.

To have your Class A contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver.

Qualifying for a reduced Class A sales charge

There are several ways you can combine multiple purchases of Class A shares of Legg Mason Funds to take advantage of the breakpoints in the sales charge schedule. In order to take advantage of reductions in sales charges that may be available to you when you purchase fund shares, you must inform your Financial Adviser or the fund if you are eligible for a letter of intent or a right of accumulation and if you own shares of other Legg Mason Funds that are eligible to be aggregated with your purchases. If you or your Financial Adviser does not inform the fund that you are eligible for a reduction, you may not receive a sales charge discount to which you are otherwise entitled. Certain records, such as account statements of all relevant accounts in the fund family, may be necessary in order to verify your eligibility for reduced sales charges.

Accumulation Privilege—allows you to combine the current value of Class A shares of the fund with other classes of shares of Legg Mason Funds that are owned by:

■  you; or

■  your spouse and children under the age of 21

with the dollar amount of your next purchase of Class A shares for purposes of calculating the initial sales charge.

If you hold shares of Legg Mason Funds in accounts at two or more Financial Advisers, please contact your Financial Advisers to determine which shares may be combined.

Certain directors and fiduciaries may be entitled to combine accounts in determining their sales charge. Consult the SAI for additional information.

Letter of Intent—allows you to purchase Class A shares of Legg Mason Funds over a 13-month period and pay the same sales charge on Class A shares, if any, as if all shares had been purchased at once. At the time you enter into the letter of intent, you select your asset goal amount. Generally, purchases of Legg Mason Fund shares that are purchased during the 13-month period by

■  you; or

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■  your spouse and children under the age of 21

are eligible for inclusion under the letter, based on the public offering price at the time of the purchase, and any capital appreciation on those shares. In addition, you can include towards your asset goal amount the current value of any eligible purchases that were made prior to the date of entering into the letter of intent and are still held.

If you hold shares of Legg Mason Funds in accounts at two or more Financial Advisers, please contact your Financial Advisers to determine which shares may be credited toward your letter of intent asset goal.

If you do not meet your asset goal amount, shares in the amount of any sales charges due, based on the amount of your actual purchases, will be redeemed from your account and the proceeds will be used to pay the sales charges.

Waivers for certain Class A investors

Class A initial sales charges are waived for certain types of investors, including:

■  Employees of Financial Advisers having dealer, service or other selling agreements with the fund's distributor

■  Investors who redeemed at least the same amount of Class A shares of a Legg Mason Fund in the past 60 days, if the investor's Financial Adviser is notified

■  Directors and officers of any Legg Mason-sponsored fund

■  Employees of Legg Mason and its subsidiaries

■  Investors investing through certain Retirement Plans.

If you qualify for a waiver of the Class A initial sales charge, you must notify your Financial Adviser or the transfer agent at the time of purchase and provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the initial sales charge waiver.

If you want to learn more about waivers or reductions of Class A initial sales charges, contact your Financial Adviser or the fund, consult the SAI or access the Legg Mason Funds' website, http://www.leggmason.com/individualinvestors, and click on the name of the fund.

Purchasing Class C Shares

You buy Class C shares at net asset value without paying an initial sales charge. However, if you redeem your Class C shares within one year of purchase, you will pay a contingent deferred sales charge of 1.00%.

LMIS will generally pay Financial Advisers selling Class C shares a commission of up to 1.00% of the purchase price of the Class C shares they sell and LMIS will retain the contingent deferred sales charges and an annual distribution/service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by these Financial Advisers until the thirteenth month after purchase. Starting in the thirteenth month after purchase, these Financial Advisers will receive

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an annual distribution/service fee of up to 1.00% of the average daily net assets represented by the Class C shares serviced by them.

More about contingent deferred sales charges

The contingent deferred sales charge is based on the net asset value at the time of purchase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a contingent deferred sales charge:

■  When you exchange shares for shares of the same share class of another Legg Mason Fund

■  On shares representing reinvested distributions and dividends

■  On shares no longer subject to the contingent deferred sales charge.

To have your Class C contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver.

Each time you place a request to redeem shares, the fund will first redeem any shares in your account that are not subject to a contingent deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Legg Mason Fund and paid a contingent deferred sales charge, you may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption. Please contact your Financial Adviser or the fund for additional information.

The fund's distributor receives contingent deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Financial Adviser.

Contingent deferred sales charge waivers

The contingent deferred sales charge for Class C will generally be waived:

■  On payments made through certain systematic withdrawal plans

■  On certain distributions from a Retirement Plan

■  For Retirement Plans with omnibus accounts held on the books of the fund

■  For involuntary redemptions of small account balances

■  For 12 months following the death or disability of a shareholder.

If you want to learn more about waivers of contingent deferred sales charges, contact your Financial Adviser or the fund, consult the SAI or access the Legg Mason Funds' website, http://www.leggmason.com/individualinvestors, and click on the name of the fund.

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CLASS A AND CLASS C SHAREHOLDERS

Once your account is open, you may use the following methods to purchase additional shares of the fund.

Through Your Financial Adviser

Your Financial Adviser can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your Financial Adviser may be subject to transaction fees or other purchase conditions as set by your Financial Adviser. Your Financial Adviser may have different minimum investment requirements for investments in Class A and Class C shares than the minimum investment requirements described in this Prospectus. You should consult your Financial Adviser's program literature for further information.

Directly With The Fund

Mail	Mail your check, payable to Legg Mason Funds, to the following address with either an Additional Purchase Form or a note indicating the fund you want to buy and your fund account number: Legg Mason Funds c/o Boston Financial Data Services P.O. Box 55214 Boston, MA 02205-8504

Telephone or Wire	Call the fund at 1-800-822-5544 to arrange with your bank to transfer money directly from your checking or savings account. Wire transfers may be subject to a service charge by your bank.

Internet or TeleFund	Visit www.leggmason.com/individualinvestors or call TeleFund, the automated telephone account management service, at 1-877-6-LMFUNDS (1-877-656-3863).

Future First® Systematic Investment Plan	Contact the fund to enroll in Legg Mason's Future First® Systematic Investment Plan. This plan allows you to automatically invest a specific dollar amount at regular intervals. The transfer agent will transfer money directly from your checking or savings account or another Legg Mason Fund to purchase fund shares.

The fund must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be invested, plus any applicable sales charge and name of the fund) before the close of regular trading on the New York Stock Exchange ("Exchange"), normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by your Financial Adviser before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the Financial Adviser. Certain Financial Advisers may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the Financial Adviser could be held liable for resulting fees or losses. If you invest in the fund through a Financial Adviser, it is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner. If you purchase shares directly from the fund, your payment must accompany your order.

If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be cancelled and you may be liable for any loss to the fund. The fund and its agents have the right to reject or cancel any purchase due to nonpayment.

When you purchase shares directly from the fund and have not identified a broker-dealer that has an agreement to distribute the fund, your order will be placed through LMIS, the fund's distributor, which will provide shareholder services to you and will receive any distribution and service (12b-1)

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fees paid by the class of shares which you own. For more information regarding 12b-1 fees see "Distribution Plan" above.

Purchasing Institutional Class, Financial Intermediary Class and Class R Shares

To obtain an application, please call 1-888-425-6432.

If you invest through a financial intermediary, note that you may purchase shares only in accordance with your financial intermediary's instructions and limitations. Your financial intermediary may have different minimum investment requirements for investments in Institutional Class, Financial Intermediary Class and Class R shares than the minimum investment requirements described in this Prospectus.

INSTITUTIONAL CLASS, FINANCIAL INTERMEDIARY CLASS AND CLASS R SHAREHOLDERS

Once your account is open, you may use the following methods to purchase additional shares of the fund.

Directly With The Fund

Wire Transfers	Wire federal funds to State Street Bank and Trust Company, the fund's custodian. Before wiring federal funds, you must first telephone the fund at 1-888-425-6432 to receive instructions for wire transfer. Please note that the following information will be required when calling: shareholder name; name of the person authorizing the transaction; shareholder account number; name of the fund and class of shares to be purchased; amount being wired; and name of the wiring bank.
Funds should be wired through the Federal Reserve System to:
State Street Bank and Trust Company
ABA #011-000-028
DDA #99046096
Legg Mason [Insert name of fund and class of shares]
[Insert account name and number]
The wire should state that the funds are for the purchase of shares of a specific fund and share class and include the account name and number.

Contributions of Eligible Securities	Shares may be purchased and paid for by the contribution of eligible portfolio securities, subject in each case to approval by the fund's adviser. Approval will depend on, among other things, the nature and quality of the securities offered and the current needs of the fund. Investors who wish to purchase fund shares through the contribution of securities should contact the fund at 1-888-425-6432 for instructions.
Investors should realize that at the time of contribution they may recognize a gain or loss for tax purposes on securities contributed. The adviser, on behalf of the fund, has full discretion to accept or reject any appropriate securities offered as payment for shares. Securities will not be accepted in payment of fund shares from persons who are affiliated with the fund's adviser or the fund.
Securities offered in payment for shares will be valued in the same way and at the same time the fund values its portfolio securities for the purpose of determining net asset value. (See "Calculation of Net Asset Value" below.)

Through Your Financial Intermediary

Your financial intermediary can purchase shares of the fund on your behalf and provide information on other methods available to you for purchasing additional shares. Investments made through your financial intermediary may be subject to transaction fees or other purchase conditions as set by your financial intermediary. You should consult its program literature for further information.

The fund must receive your purchase order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be invested and name

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of the fund) before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. Orders received after the close of the Exchange will be processed at the fund's net asset value as of the close of the Exchange on the next day the Exchange is open. Orders received by certain retirement plans and other financial intermediaries before the close of regular trading on the Exchange and communicated to the fund on the following business day, will be processed at the net asset value determined on the day the order was received by the financial intermediary. Certain financial intermediaries may have agreements to purchase shares of the fund with payment generally to follow the next business day, but no later than three business days after the order is placed. If payment is not received by that time, your order is subject to cancellation and you and the financial intermediary could be held liable for resulting fees or losses. If you invest in the fund through a financial intermediary, it is your financial intermediary's responsibility to transmit your order to the fund in a timely manner. If you purchase shares directly from the fund, your payment must accompany your order.

Any shares purchased or received as a distribution will be credited directly to the investor's account.

The fund may be available for purchase by retirement plans, including 401(k) plans, 457 plans and 403(b) plans. The administrator of a plan or employee benefits office can provide participants or employees with detailed information on how to participate in the plan and how to elect the fund as an investment option. Participants in a retirement or savings plan may be permitted to elect different investment options, alter the amounts contributed to the plan, or change how contributions are allocated among investment options in accordance with the plan's specific provisions.

For questions about participant accounts, participants should contact their employee benefits office, the plan administrator, or the organization that provides recordkeeping services for the plan. Investors who purchase shares through retirement plans should be aware that the plan administrator may aggregate purchase and redemption orders of participants in the plan. Therefore, there may be a delay between the time the investor places an order with the plan administrator and the time the order is forwarded to the fund for execution.

The fund may not be available for sale in certain states. Prospective investors should inquire as to whether the fund is available for sale in their state of residence.

Account registration changes:

Changes in registration or certain account options for accounts held directly with the fund must be made in writing. Signature guarantees may be required. (See "ACCOUNT POLICIES—Signature Guarantee" below.) All correspondence must include the account number and must be sent to:

Legg Mason Investor Services—Institutional
c/o Boston Financial Data Services
P.O. Box 8037
Boston, Massachusetts 02206-8037

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HOW TO REDEEM YOUR SHARES

CLASS A AND CLASS C SHAREHOLDERS

You can redeem your shares through any of the following methods. Redemptions are subject to contingent deferred sales charges described in "How to Invest" above.

Through Your Financial Adviser

Your Financial Adviser can redeem shares of the fund on your behalf. Redemptions made through your Financial Adviser may be subject to transaction fees or other conditions as set by your Financial Adviser. You should consult your Financial Adviser's program literature for further information.

Directly With The Fund

Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians. Redemption proceeds can be mailed to your account address, sent to your bank by ACH transfer or wired to your bank account (provided that your bank information is already on file). Wire transfers may be subject to a service charge by your bank. For wire transfers, be sure that the fund has your bank account information on file.

Redemption requests for shares valued at $10,000 or more or when the proceeds are to be paid to someone other than the accountholder(s) may require a signature guarantee. (See "ACCOUNT POLICIES – Signature Guarantee.")

Telephone  Call the fund at 1-800-822-5544 to request a redemption. Please have the following information ready when you call: the name of the fund, dollar amount (or number of shares) to be redeemed and your shareholder account number.

Internet or   Redeem shares through the Internet at www.leggmason.com/individualinvestors or through TeleFund

TeleFund  at 1-877-6-LMFUNDS (1-877-656-3863).

Mail  Send a letter to the fund requesting redemption of your shares to: Legg Mason Funds c/o Boston Financial Data Services P.O. Box 55214 Boston, MA 02205-8504

  The letter should be signed by each owner of the account exactly as the account is registered.

The fund must receive your redemption order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be redeemed and name of the fund) before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by your Financial Adviser by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by your Financial Adviser. If you hold your shares through a Financial Adviser, it is your Financial Adviser's responsibility to transmit your order to the fund in a timely manner.

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INSTITUTIONAL CLASS, FINANCIAL INTERMEDIARY CLASS AND CLASS R SHAREHOLDERS

You can redeem your shares through any of the following methods.

Directly With The Fund

If your account is held directly with the fund, redemptions may be initiated by telephone by calling the fund at 1-888-425-6432, but must be confirmed in writing prior to processing.

All requests for redemption should indicate: 1) the number of shares or dollar amount to be redeemed and the investor's shareholder account number; 2) the investor's name and the names of any co-owners of the account, using exactly the same name or names used in establishing the account; 3) proof of authorization to request redemption on behalf of any co-owner of the account (please contact the fund for further details); and 4) the name, address, and account number to which the redemption payment should be sent.

Payment of redemption proceeds normally will be made by wire one business day after receipt of a redemption request in proper form (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be redeemed and name of the fund). Additional documentation may be required from corporations, executors, partnerships, administrators, trustees or custodians.

Mail  Send a letter to the fund requesting redemption of your shares to: Legg Mason Investor Services – Institutional, c/o Boston Financial Data Services, P.O. Box 8037, Boston, Massachusetts 02206-8037.

Fax  Fax a request for redemption to the fund at 781-796-3326.

Through Your Financial Intermediary

Your financial intermediary can redeem shares of the fund on your behalf. Redemptions made through your financial intermediary may be subject to transaction fees or other conditions as set by your financial intermediary. You should consult its program literature for further information.

The fund must receive your redemption order in proper form (meaning that it is complete and contains all necessary information; for example, number of shares or dollar amount to be redeemed and name of the fund) before the close of regular trading on the Exchange, normally 4:00 p.m., Eastern time, to receive that day's price. However, orders received by certain retirement plans and other financial intermediaries by the close of regular trading on the Exchange and communicated to the fund on the following business day, will be effected at the net asset value determined on the day the order was received by the financial intermediary. If you invest in the fund through a financial intermediary, it is your financial intermediary's responsibility to transmit your order to the fund in a timely manner.

Additional information about redemptions:

The fund's service providers will follow reasonable procedures to ensure the validity of any telephone, electronic or other redemption request, such as requesting identifying information from users or employing identification numbers. The fund and its service providers will not be responsible for any account losses due to fraudulent telephone, electronic or other orders that they reasonably believe to be genuine.

Payment of redemption proceeds of shares that were recently purchased by check or automatic investment arrangements or acquired through reinvestment of distributions paid on such shares by the fund may be delayed for up to ten days from the purchase date until the check or automatic investment has cleared.

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The fund has reserved the right under certain conditions to redeem its shares in-kind by distributing portfolio securities in payment for redemptions. Shareholders who receive a redemption in-kind may incur costs to dispose of the securities they receive and may receive securities that are difficult to sell.

Redemption fee:

The fund is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions affect the fund's investment planning and create additional transaction and other costs. For this reason, the fund imposes a 2% redemption fee on all redemptions, including exchanges, of fund shares redeemed or exchanged within 60 days of the date of their purchase. The fee is deducted from your redemption proceeds. For example, if you request redemption of $100 of shares subject to a redemption fee, you will receive $98 ($100 redemption proceeds minus $2 redemption fee).

The redemption fee will be paid directly to the fund to help offset the costs imposed on them by short-term trading. This fee will be waived for certain wrap programs. This fee may be in addition to any applicable contingent deferred sales charge.

The fund will use the "first-in, first-out" method to determine the holding period of shares—that is, the fund will assume that the oldest shares are redeemed first. The fee will not apply to any shares purchased through reinvestment of dividends or other distributions, or to systematic plan transactions. In qualified retirement accounts invested in the fund, the redemption fee will only apply to participant initiated redemptions associated with exchanges.

If your shares are held through an intermediary in an omnibus account, the fund relies on the intermediary to assess the redemption fee on underlying shareholder accounts. Certain intermediaries may not apply some or all of the exemptions to the redemption fee policy; therefore, redemptions by persons trading through such intermediaries will be subject to the policies of those intermediaries. If you hold shares through an intermediary, you should check with your respective intermediary to determine which transactions are subject to the redemption fee. LMIS seeks to identify intermediaries maintaining omnibus accounts in the fund, and to ensure their implementation of the fund's redemption fee policy; however, there can be no assurance that LMIS will be successful in identifying all intermediaries or that the intermediaries will properly assess the fee.

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ACCOUNT POLICIES

Calculation of net asset value:

You may buy, exchange or redeem shares at their net asset value next determined after receipt of your request in good order, adjusted for any applicable sales charge. The fund's net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value(s) every day the Exchange is open. These calculations are done as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time). If the Exchange closes early, the fund calculates its net asset value(s) as of the actual closing time. The Exchange is closed on certain holidays listed in the SAI.

The fund's Board has approved procedures to be used to value the fund's securities and other assets for the purposes of determining the fund's net asset value. The valuation of the fund's assets is generally determined in good faith in accordance with these procedures. The Board has delegated most valuation functions for the fund to the manager. The procedures adopted by the Board cover types of assets in addition to those described below.

For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. Where a security is traded on more than one exchange (as is often the case overseas), the security is generally valued on the exchange considered by the manager to be the primary exchange. In the case of securities not traded on an exchange, or if exchange prices are not otherwise available, the market price is typically determined by independent third party pricing services approved by the fund's Board that use a variety of techniques and methodologies.

The fund generally values its securities based on market prices determined at the close of regular trading on the Exchange. The valuations of securities traded on foreign markets and certain fixed income securities will generally be determined as of the earlier closing time of the markets on which they primarily trade. When the fund holds securities or other assets that are denominated in a foreign currency, the fund will normally use the currency exchange rates as of 2:00 p.m. Eastern time.

If pricing services are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager may price securities using fair value procedures approved by the fund's Board. Because the fund may invest in securities of issuers located in emerging markets, high yield debt, and small cap stocks—some of which may be thinly-traded and for which market quotations may not be readily available or may be unreliable—the fund may use fair value procedures more frequently than fund that invest primarily in securities that are more widely traded. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund's net asset value is calculated. In particular, the value of foreign securities, fixed income securities and currencies may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when a certain percentage change in the value of a domestic equity security index suggests that the closing prices on foreign exchanges may no longer represent the amount that the fund could expect to receive for these securities. A significant change in the value of a currency during the period between 2:00 p.m. Eastern time and the calculation of the fund's net asset value on the same date is

Legg Mason Charles Street Trust, Inc.
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considered a significant event, in response to which the fund may use fair value procedures to value the affected investments.

Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. The fund that uses fair value procedures to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. The valuation determined under the fair value procedures represent the amount determined in good faith that the fund might reasonably expect to receive upon the current sale of a security. However, there can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value. Therefore, investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive a greater or lesser number of shares, or higher or lower redemption proceeds, than they would have received if the fund had not fair-valued the security or had used a different methodology.

The fund invests in securities that are listed on foreign exchanges that are open for trading on weekends and other days when the fund does not price its shares. Therefore, the value of the fund's shares may change on days when you will not be able to purchase or redeem the fund's shares.

In order to receive the share price calculated on the day you buy, redeem or exchange shares, you must place your order with your financial intermediary or the fund before the Exchange closes on that day. If the Exchange closes early on that day, you must place your order prior to the actual closing time.

It is the responsibility of the financial intermediaries to transmit all orders to buy, exchange or redeem shares to the fund on a timely basis.

Signature guarantee:

When a signature guarantee is called for, the shareholder should have "Signature Guaranteed" stamped under his or her signature and guaranteed by any of the following entities: U.S. banks, foreign banks having a U.S. correspondent bank, credit unions, savings associations, U.S. registered securities dealers and brokers, municipal securities dealers and brokers, government securities dealers and brokers, national securities exchanges, registered securities associations, and clearing agencies (each an "Eligible Guarantor Institution"). The fund and its agents reserve the right to reject any signature guarantee pursuant to written signature guarantee standards or procedures, which may be revised in the future to permit them to reject signature guarantees from Eligible Guarantor Institutions that do not, based on credit guidelines, satisfy such written standards or procedures. The fund may change the signature guarantee requirements from time to time without prior notice to shareholders.

A signature guarantee may be required for the following situations:

■  remitting redemption proceeds to any person, address or bank account not on record.

■  making changes to the account registration after the account has been opened.

■  transferring shares to an account in another Legg Mason Fund with a different account registration.

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Other:

Fund shares may not be held in, or transferred to, an account with any firm that does not have an agreement with LMIS or its affiliates.

If your account with the fund falls below $500, the fund may ask you to increase your balance. If after 60 days your account is still below $500, the fund may close your account and send you the proceeds. If your account is closed, you will not be eligible to have your account reinstated without imposition of any sales charges that may apply to your new purchase. The fund will not require you to redeem accounts that fall below $500 solely as a result of a reduction in the fund's net asset value.

The fund will not accept cash, money orders, traveler's checks, or credit card convenience checks. Third-party checks will not be accepted unless they are from another financial institution made for the purpose of transfer or rollover. The fund will accept non-retirement checks from other fund families and investment companies as long as the registration name on your fund account is the same as that listed on the check.

Federal anti-money laundering regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you sign your account application, you may be asked to provide additional information in order for the fund to verify your identity in accordance with these regulations. Accounts may be restricted and/or closed, and the monies withheld, pending verification of this information or as otherwise required under these and other federal regulations.

The fund reserves the right to:

■  suspend the offering of shares permanently or for a period of time;

■  change its minimum investment amounts;

■  redeem shares if information provided in the application should prove to be incorrect in any manner judged by the fund to be material (i.e., in a manner such as to render the shareholder ineligible to purchase shares of that class);

■  waive the minimum investable assets requirement or the minimum initial investment for certain investors; and

■  delay sending out redemption proceeds for up to seven days if, in the judgment of LMFA or Batterymarch, the fund could be adversely affected by immediate payment. The fund may delay redemptions beyond seven days, or suspend redemptions, only as permitted by the SEC or the Investment Company Act of 1940, as amended.

Frequent trading of fund shares:

Frequent trading in the fund's shares increases the fund's administrative costs associated with processing shareholder transactions. In addition, frequent trading may potentially interfere with the efficient management of the fund's portfolio and increase the fund's costs associated with trading the fund's portfolio securities. Under certain circumstances, frequent trading may also dilute the returns earned on shares held by the fund's other shareholders. The fund therefore discourages frequent purchases and redemptions by shareholders.

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The fund reserves the right to refuse any client or reject any purchase order for shares (including exchanges) for any reason. In particular, the Board of Directors has determined that the fund is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the securities markets.

Under the fund's frequent trading policy, the fund reserves the right to restrict or reject purchases of shares (including exchanges) without prior notice whenever the fund detects a pattern of excessive trading. The policy provides that the fund will use its best efforts to restrict a shareholder's trading privileges in the Legg Mason Funds if that shareholder has engaged in four or more "Round Trips" (defined below) during any rolling 12-month period. However, the fund has the discretion to determine that restricting a shareholder's trading privileges is not necessary (or that a new limit on Round Trips should be established for the shareholder) if it is determined that the pattern of trading is not abusive or harmful to the fund. In making such a determination, the fund will consider, among other things, the nature of the shareholder's account, the reason for the frequent trading and the amount of trading. Additionally, the fund has the discretion to make inquiries or to take action against any shareholder whose trading appears inconsistent with the frequent trading policy. Examples of the types of actions the fund may take to deter excessive trading in a shareholder account include restricting the shareholder from purchasing additional shares in the fund altogether or imposing other restrictions (such as requiring purchase orders to be submitted by mail) that would deter the shareholder from trading frequently in the fund.

A "Round Trip" is defined as a purchase (including subscriptions and exchanges) into the fund followed by a sale (including redemptions and exchanges) of the same or a similar number of shares out of the fund within 30 days of such purchase. Purchases and sales of fund shares pursuant to the Future First® Systematic Investment Plan and the Systematic Withdrawal Plan are not considered in determining Round Trips.

With respect to accounts where shareholder transactions are processed or records are kept by third-party intermediaries, the fund uses reasonable efforts to monitor such accounts to detect suspicious trading patterns. For any such account that is so identified, the fund will make such further inquiries and take such other actions as shall be considered necessary or appropriate to enforce the fund's frequent trading policy against the shareholder(s) trading through such account and, if necessary, the third-party intermediary (retirement plan administrators, securities broker-dealers, and mutual fund marketplaces) maintaining such account. The fund may accept undertakings from intermediaries to enforce frequent trading policies on behalf of the fund that provide a substantially similar level of protection against excessive trading. Shareholders who own shares of the fund through financial intermediaries should examine any disclosures provided by the intermediaries to determine what restrictions apply to the shareholders.

Although the fund will monitor shareholder transactions for certain patterns of frequent trading activity, there can be no assurance that all such trading activity can be identified, prevented or terminated.

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SERVICES FOR INVESTORS

If you hold shares through a Financial Adviser, you may acquire shares of another Legg Mason Fund by an exchange only if your Financial Adviser has an agreement with LMIS with respect to the class of shares of the Legg Mason Fund that you seek to acquire.

Below is a description of services provided to shareholders who own shares directly with the fund. You should contact your Financial Adviser to determine if it offers similar services to those listed below.

Confirmations and account statements:

You will receive a confirmation from the fund after each transaction (except a reinvestment of dividends or capital gain distributions, an investment made through the Future First® Systematic Investment Plan and withdrawals made through the Systematic Withdrawal Plan). Class A and Class C shareholders will receive account statements monthly unless there has been no activity in the account. If there has been no monthly activity, Class A and Class C shareholders will receive a quarterly statement. Institutional Class, Financial Intermediary Class and Class R shareholders will receive account statements monthly.

Systematic withdrawal plan:

Class A and Class C shareholders who are purchasing or already own shares of the fund with a net asset value of $5,000 or more may elect to make systematic withdrawals from the fund. The minimum amount for each withdrawal is $50 (prior to the deduction of any contingent deferred sales charge). Certain Institutional Class and Financial Intermediary Class shareholders with an initial net asset value of $1,000,000 or more may also be eligible to make systematic withdrawals from the fund. These shareholders should contact Legg Mason Investor Services—Institutional at 1-888-425-6432 to determine their account's eligibility. Ordinarily, you should not purchase additional shares of the fund when you are a participant in the plan, because there are tax disadvantages associated with such purchases and withdrawals.

Exchange privilege:

Class A and Class C: Class A and Class C shares of the fund may be exchanged for the same class of shares of any other Legg Mason Fund (Legg Mason Funds do not include Legg Mason Partners Funds) and for Exchange A and Class C shares, respectively, of the Western Asset Money Market Fund. Not all Legg Mason Funds offer all classes. You can request an exchange in writing or by telephone.

Institutional Class, Financial Intermediary Class and Class R: Institutional Class, Financial Intermediary Class and Class R shares of the fund may be exchanged for shares of the same class of any other Legg Mason Fund (Legg Mason Funds do not include the Legg Mason Partners Funds), provided the investor meets the eligibility criteria of that class of that fund. You can request an exchange in writing (including by Fax).

Important information about exchanges: In each case, the fund and class into which you are exchanging must be eligible for sale in your state of residence. Be sure to read the current prospectus for the fund into which you are exchanging.

Other than the redemption fee imposed on exchanges of shares of the fund held for 60 days or less, there is currently no fee for exchanges. An exchange of the fund's shares will be treated as a sale of

Legg Mason Charles Street Trust, Inc.
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the shares of the fund from which you are exchanging, and any gain on the sale will generally be taxable.

The fund reserves the right to terminate or modify the exchange privilege after at least 60 days' prior written notice to shareholders.

Sales Charges: In most instances, your shares will not be subject to an initial sales charge or a contingent deferred sales charge at the time of exchange. You may be charged an initial or contingent deferred sales charge if the shares being exchanged were not subject to a sales charge, for example if you are exchanging shares you purchased in Western Asset Money Market Fund for Class A or Class C shares of a Legg Mason Fund. Your contingent deferred sales charge (if any) will continue to be measured from the date of your original purchase of shares subject to a contingent deferred sales charge and you will be subject to the contingent deferred sales charge of the fund that you originally purchased.

Mailing of shareholder communications:

If two or more members of your household are Legg Mason Fund shareholders, you may elect to have all account communications for those funds combined in one convenient mailing by contacting the fund according to the instructions below. If you have previously elected to have your account communications combined, but wish to discontinue this service, please contact the fund per the instructions below.

Class A and Class C Shareholders	Call 1-800-822-5544 or write to Legg Mason Funds, c/o Boston Financial Data Services, P.O. Box 55214, Boston, MA 02205-8504.

Class R, Institutional Class and Financial Intermediary Class Shareholders	Call 1-888-425-6432 or write to Legg Mason Investor Services – Institutional, c/o Boston Financial Data Services, P.O. Box 8037, Boston, MA 02206-8037.

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DISTRIBUTIONS AND TAXES

The fund declares and pays dividends from its net investment income, if any, annually.

The fund distributes substantially all of its net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) and the excess of net short-term capital gain over net long-term capital loss, if any, after the end of the taxable year in which the gain is realized. A second distribution of such gain(s) may be necessary in some years to avoid imposition of a federal excise tax.

Fund dividends and other distributions are taxable to investors (other than retirement plans and other tax-exempt investors) whether received in cash or reinvested in additional shares of the fund. Dividends from the fund's investment company taxable income (which includes net investment income and the excess of net short-term capital gain over net long-term capital loss, both determined without regard to any deduction for dividends paid) are taxable as ordinary income, except that the part of the dividends that is "qualified dividend income" (i.e., dividends on stock of most U.S. corporations and certain foreign corporations with respect to which the fund satisfies certain holding period, and other restrictions), if any, is subject to a maximum federal income tax rate of 15% for individual shareholders who satisfy those restrictions with respect to their shares on which the fund dividends are paid. Distributions of the fund's net capital gain are taxable as long-term capital gain (also at a maximum 15% rate for individual shareholders), regardless of how long you have held your fund shares. A tax statement will be sent to you after the end of each year detailing the tax status of your distributions.

The sale or exchange of fund shares may result in a taxable gain or loss, depending on whether the proceeds are more or less than the cost of your shares. Any capital gain an individual shareholder recognizes on a redemption or exchange through 2010 of his or her fund shares that have been held for more than one year will generally qualify for the 15% maximum federal income tax rate.

As required by law, the fund will withhold 28% of all dividends, capital gain distributions and redemption proceeds otherwise payable to individuals and certain other non-corporate shareholders who do not provide the fund with a valid taxpayer identification number. The fund is also required to withhold 28% of all dividends and capital gain distributions otherwise payable to those shareholders who are otherwise subject to backup withholding.

Because each investor's tax situation is different, please consult your tax adviser about federal, state, and local tax considerations.

Receiving your dividends and other distributions:

Contact your Financial Adviser to discuss what options are available to you for receiving your dividends and other distributions.

If you own shares directly with the fund, the following conditions apply:

■  your dividends and other distributions will be automatically reinvested in the distributing class of shares of the fund, unless you elect to receive dividends and/or other distributions in cash (you do not pay a sales charge on reinvested distributions or dividends).

Legg Mason Charles Street Trust, Inc.
33

■  Class A and Class C shareholders who have a minimum account balance of $10,000 may request that their dividends and/or other distributions be invested in Class A and Class C shares, respectively, of another eligible Legg Mason Fund or Western Asset Money Market Fund, provided these funds are available for sale in your state (you do not pay a sales charge on reinvested distributions or dividends).

■  to change your election, you must notify the fund at least ten days before the next distribution is to be paid.

■  if the postal or other delivery service is unable to deliver your distribution check, your distribution election will automatically be converted to having all dividends and other distributions reinvested in fund shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

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PORTFOLIO HOLDINGS DISCLOSURE POLICY

A description of the fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the fund's SAI. The fund's complete portfolio holdings are available at http://www.leggmasoninstitutionalfunds.com/pdf/portfolio_holdings/bfm_small_cap_holdings.pdf on a quarterly basis approximately 25 calendar days following the quarter-end, and partial information concerning the fund's portfolio holdings (such as top ten holdings) is available on the Legg Mason Funds' website, in fact sheets and other formats, approximately 11 business days following each quarter-end. Such information will remain available until the next quarter's holdings are posted.

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FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past five years and the most recent semi-annual period or since inception of the Class. Total return represents the rate that an investor would have earned (or lost) on an investment in the fund, assuming reinvestment of all dividends and other distributions. Certain information reflects financial results for a single fund share. This information has been audited for the fiscal years ending March 31, 2006 and 2007 and the fiscal period ending December 31, 2007 by the fund's independent registered public accounting firm, PricewaterhouseCoopers LLP, whose report, along with the fund's financial statements, is incorporated by reference into the fund's SAI (see back cover) and is included in the fund's annual report. The information for years presented prior to the fiscal year ended March 31, 2006 was audited by the fund's prior independent registered public accounting firm. The fund's annual report and semi-annual report are available upon request by calling toll-free 1-800-822-5544 for holders of Class A and Class C shares or 1-888-425-6432 for holders of Class R, Financial Intermediary Class or Institutional Class shares. Class A, Class C and Class R shares of the fund have not yet commenced operations as of the date of this Prospectus, and therefore have no financial highlights to report.

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Institutional Class:

	Six Months Ended June 30,		Period Ended December 31,		Years Ended March 31,
	2008		2007A		2007		2006	2005	2004	2003
	(Unaudited)
Net asset value, beginning of period	$9.60		$11.48		$12.43		$11.61	$11.90	$8.09	$10.27
Investment operations:
Net investment income	(0.00	)B,C	.02	B	.02	B	.02	.01	.01	.04
Net realized and unrealized gain/(loss)	(.94)		(.39)		.05		2.21	.58	4.05	(2.18)
Total from investment operations	(.94)		(.37)		.07		2.23	.59	4.06	(2.14)
Distributions from:
Net investment income	(.01)		(.01)		(.01)		(.02)	(.01)	(.02)	(.04)
Net realized gain on investments	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)	—
Total distributions	(.08)		(1.51)		(1.02)		(1.41)	(.88)	(.25)	(.04)
Net asset value, end of period	$8.58		$9.60		$11.48		$12.43	$11.61	$11.90	$8.09
Total return	(9.85	)%D	(3.58	)%D	.88%		20.95%	5.87%	50.52%	(20.87)%
Ratios to average net assets:E
Total expenses	.85	%F	.79	%F	.79%		.75%	.76%	.81%	.87%
Expenses net of waivers, if any	.85	%F	.79	%F	.79%		.75%	.76%	.81%	.87%
Expenses net of all reductions	.85	%F	.79	%F	.79%		.75%	.76%	.81%	.87%
Net investment income/(loss)	(.02	)%F	.28	%F	.17%		.16%	.13%	.15%	.59%
Supplemental data:
Portfolio turnover rate	39.5	%D	46.5	%D	84.7%		152.9%	175.0%	141.1%	119.4%
Net assets, end of period (in thousands)	$245,677		$359,703		$556,288		$962,303	$667,045	$565,130	$209,376

A  For the period April 1, 2007 to December 31, 2007.

B  Commuted using average daily shares outstanding.

C  Amount less than $.01 per share.

D  Not annualized.

E  Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. During the fiscal year ended December 31, 2007, the Fund was subject to voluntary expense waivers.

F  Annualized

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Financial Intermediary Class:

	Six Months Ended June 30,		Period Ended December 30,		Years Ended March 31,
	2008		2007A		2007		2006	2005	2004		2003B
	(Unaudited)
Net asset value, beginning of period	$9.43		$11.33		$12.32		$11.56	$11.88	$8.09		$8.47
Investment operations:
Net investment income/(loss)	(.02	)C	(.01	)C	(.02	)C	(.04)	(.03)	(.01)		—
Net realized and unrealized gain/(loss)	(.91)		(.39)		.04		2.19	.58	4.03		(.38)
Total from investment operations	(.93)		(.40)		.02		2.15	.55	4.02		(.38)
Distributions from:
Net investment income	—		—		—		—	—	—	D	—
Net realized gain on investments	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)		—
Total distributions	(.07)		(1.50)		(1.01)		(1.39)	(.87)	(.23)		—
Net asset value, end of period	$8.43		$9.43		$11.33		$12.32	$11.56	$11.88		$8.09
Total return	(10.05	)%E	(3.91	)%E	.43%		20.29%	5.42%	50.01%		(4.49)%
Ratios to average net assets:F
Total expenses	1.34	%G	2.12	%G	1.30%		1.22%	1.20%	1.06%		1.10%
Expenses net of waivers, if any	1.20	%G	1.20	%G	1.20%		1.20%	1.20%	1.06%		1.10%
Expenses net of all reductions	1.20	%G	1.20	%G	1.20%		1.20%	1.20%	1.06%		1.10%
Net investment income/(loss)	(.36	)%G	(.13	)%G	(.20)%		(.28)%	(.31)%	(.33)%		.14%
Supplemental data:
Portfolio turnover rate	39.5	%E	46.5	%E	84.7%		152.9%	175.0%	141.1%		119.4%
Net assets, end of period (in thousands)	$506		$555		$673		$11,150	$11,031	$11,286		$688

A  For the period April 1, 2007 to December 31, 2007.

B  For the period January 9, 2003 (commencement of operations) to March 31, 2003.

C  Computed using average daily shares outstanding.

D  Amount less than $.01 per share.

E  Not annualized.

F  Total expenses reflects operating expenses prior to any contractual expense waivers and/or compensating balance credits. Expenses net of waivers reflects total expenses before compensating balance credits but net of any contractual expense waivers. Expenses net of all reductions reflects expenses less any compensating balance credits and/or contractual expense waivers. During the fiscal year ended December 31, 2007, the Fund was subject to voluntary expense waivers.

G  Annualized

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LEGG MASON FUNDS PRIVACY POLICY

We are committed to keeping nonpublic personal information about you secure and confidential. This notice is intended to help you understand how we fulfill this commitment.

From time to time, we may collect a variety of personal information about you, including:

■  information we receive from you on applications and forms, via the telephone, and through our websites;

■  information about your transactions with us, our affiliates, or others (such as your purchases, sales, or account balances); and

■  information we receive from consumer reporting agencies.

We do not disclose your nonpublic personal information, except as permitted by applicable law or regulation. For example, we may share this information with others in order to process your transactions. We may also provide this information to companies that perform services on our behalf, such as printing and mailing, or to other financial institutions with whom we have joint marketing agreements. We will require these companies to protect the confidentiality of this information and to use it only to perform the services for which we hired them.

With respect to our internal security procedures, we maintain physical, electronic, and procedural safeguards to protect your nonpublic personal information, and we restrict access to this information.

If you decide at some point either to close your account(s) or become an inactive customer, we will continue to adhere to our privacy policies and practices with respect to your nonpublic personal information.

[This page is not part of the Prospectus]

BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO

The following additional information about the fund is available upon request and without charge:

Statement of Additional Information (SAI) – The SAI is filed with the SEC and is hereby incorporated by reference into (is considered part of) this Prospectus. The SAI provides further information and additional details about the fund and its policies. The SAI is available free of charge at the Legg Mason Funds' website listed below.

Annual and Semi-Annual Reports – Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. These reports are available free of charge at the Legg Mason Funds' websites listed below.

To request the SAI or any reports to shareholders, or to obtain more information:

Class A and Class C Shareholders Legg Mason Funds c/o Boston Financial Data Services P.O. Box 55214 Boston, Massachusetts 02205-8504 1-800-822-5544 www.leggmason.com/individualinvestors	Institutional Class, Financial
Intermediary Class and Class R Shareholders
Legg Mason Investor Services – Institutional
c/o Boston Financial Data Services
P.O. Box 8037
Boston, Massachusetts 02206-8037
1-888-425-6432
www.lminstitutionalfunds.com

Information about the fund, including the SAI, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the fund are available on the EDGAR database on the SEC's Internet site at www.sec.gov. Investors may also obtain this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

BATX010135
SKU#00064856

Investment Company Act File Number: 811-8611

LEGG MASON CHARLES STREET TRUST, INC.

[BATTERYMARCH U.S. SMALL CAPITALIZATION EQUITY PORTFOLIO]

CLASS A SHARES, CLASS C SHARES, CLASS R SHARES, INSTITUTIONAL CLASS SHARES and FINANCIAL INTERMEDIARY CLASS SHARES

STATEMENT OF ADDITIONAL INFORMATION

February 1, 2009

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the fund’s Prospectus dated February 1, 2009 which has been filed with the U.S. Securities and Exchange Commission (“SEC”). The fund’s financial statements, notes thereto and the report of its independent registered public accounting firm are incorporated by reference from the fund’s annual report and semi-annual report to shareholders into (and are therefore legally part of) this SAI. A copy of the Prospectus, the annual report or the semi-annual report may be obtained without charge from the fund’s distributor, Legg Mason Investor Services, LLC (“LMIS”), by calling 1-800-822-5544 (Class A and Class C shares) or 1-888-425-6432 (Institutional Class, Class R and Financial Intermediary Class shares).

Legg Mason Investor Services, LLC

100 Light Street

P.O. Box 1476

Baltimore, Maryland 21203-1476

(410) 539-0000    (888) 425-6432

No person has been authorized to give any information or to make any representations not contained in the Prospectus or this SAI in connection with the offerings made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the fund or its distributor. The Prospectus and this SAI do not constitute offerings by the fund or by the distributor in any jurisdiction in which such offerings may not lawfully be made.

1

DESCRIPTION OF THE FUND

Legg Mason Charles Street Trust, Inc. (“Corporation”) is an open-end management investment company that was incorporated in Maryland on January 13, 1998.  Prior to April 27, 2001, Legg Mason Charles Street Trust, Inc. was known as “LM Institutional Fund Advisors II, Inc.”  Batterymarch U.S. Small Capitalization Equity Portfolio (the “fund”) is a separate diversified series of the Corporation.

FUND POLICIES

The following information supplements the information concerning the fund’s investment objective, policies and limitations found in the Prospectus.

The fund’s investment objective is long-term capital appreciation.  The investment objective is non-fundamental and may be changed by the Corporation’s Board of Directors (“Board of Directors”) without shareholder approval upon 60 days’ prior written notice to shareholders.

The fund has adopted the following fundamental investment limitations that cannot be changed except by a vote of its shareholders.

1.                                      Borrowing: The fund may not borrow money, except (1) in an amount not exceeding 33-1/3% of the fund’s total assets (including the amount borrowed) less liabilities (other than borrowings) or (2) by entering into reverse repurchase agreements or dollar rolls;

2.                                      Underwriting: The fund may not engage in the business of underwriting the securities of other issuers, except as permitted by the Investment Company Act of 1940, as amended (“1940 Act”), and the rules and regulations promulgated thereunder, as such statute, rules, and regulations are amended from time to time or are interpreted from time to time by the SEC or SEC staff or to the extent that the fund may be permitted to do so by exemptive order or other relief from the SEC or SEC staff (collectively, “1940 Act Laws, Interpretations and Exemptions”). This restriction does not prevent the fund from engaging in transactions involving the acquisition, disposition or resale of portfolio securities, regardless of whether the fund may be considered to be an underwriter under the Securities Act of 1933, as amended (the “1933 Act”);

3.                                      Loans: The fund may not lend money or other assets, except to the extent permitted by the 1940 Act Laws, Interpretations and Exemptions. This restriction does not prevent the fund from purchasing debt obligations in pursuit of its investment program, or for defensive or cash management purposes, entering into repurchase agreements, loaning its portfolio securities to financial intermediaries, institutions or institutional investors, or investing in loans, including assignments and participation interests;

4.                                      Senior Securities: The fund may not issue senior securities, except as permitted under the 1940 Act Laws, Interpretations and Exemptions;

5.                                      Real Estate: The fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from investing in issuers that invest, deal, or otherwise engage in transactions in or hold real estate or interests therein, investing in instruments that are secured by real estate or interests therein, or exercising rights under agreements relating to such securities, including the right to enforce security interests;

6.                                      Commodities: The fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments. This restriction does not prevent the fund from engaging in transactions involving foreign currency, futures contracts and options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other similar financial instruments, or investing in securities or other instruments that are secured by physical commodities;

7.                                      Concentration: The fund may not make any investment if, as a result, the fund’s investments will be concentrated (as that term may be defined or interpreted by the 1940 Act Laws, Interpretations and Exemptions) in any one industry. This restriction does not limit the fund’s investment in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements with respect thereto, or securities of municipal issuers.

Although not a part of the fund’s fundamental investment limitation on concentration, it is the current position of the SEC staff that a fund’s investments are concentrated in an industry when 25% or more of the fund’s net assets are invested in issuers whose principal business is in that industry.  If the fund were to “concentrate” its investments in a particular industry, investors would be exposed to greater risks because the fund’s performance would be largely dependent on that industry’s performance.

The foregoing fundamental investment limitations may be changed only by “the vote of a majority of the outstanding voting securities” of the fund, a term defined in the 1940 Act to mean the vote (a) of 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities of the fund are present, or (b) of more than 50% of the outstanding voting securities of the fund, whichever is less.

Unless otherwise stated, the fund’s investment policies and limitations are non-fundamental and may be changed by the Board of Directors without shareholder approval. The following are some of the non-fundamental investment limitations that the fund currently observes:

1.                                      Borrowing: The fund will not borrow for investment purposes in an amount in excess of 5% of its total assets.

2.                                      Illiquid Securities: The fund may invest up to 15% of its net assets in illiquid securities.

3.                                      Short Sales: The fund may not sell securities short (unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short). This restriction does not prevent the fund from entering into short positions in foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, or purchasing or selling securities on a forward-commitment or delayed-delivery basis or other financial instruments.

4.                                      Margin Purchases: The fund may not purchase securities on margin, except that (1) the fund may obtain such short-term credits as are necessary for the clearance of transactions and (2) the fund may make margin payments in connection with foreign currency, futures contracts, options, forward contracts, swaps, caps, floors, collars, securities purchased or sold on a forward-commitment or delayed-delivery basis or other financial instruments.

5.                                      Investment Companies: The fund has adopted a non-fundamental investment policy prohibiting it from investing in other registered open-end investment companies and registered unit investment trusts in reliance upon the provisions of subparagraphs (G) or (F) of Section 12(d)(1) of the 1940 Act.  The foregoing investment policy does not restrict the fund from (i) acquiring securities of other registered investment companies in connection with a merger, consolidation, reorganization, or acquisition of assets; or (ii) purchasing the securities of registered closed-end investment companies, to the extent permissible under Section 12(d)(1)(G) of the 1940 Act.

The fund is diversified under the 1940 Act. Although not a part of the fund’s fundamental investment limitations, the 1940 Act states that a portfolio is diversified if it invests at least 75% of the value of its total assets in cash and cash items (including receivables), U.S. Government securities, securities of other investment companies and other securities limited in respect of any one issuer to (1)

no more than 5% of the value of the portfolio’s total assets and (2) no more than 10% of the outstanding voting securities of such issuer.  The fund may change to non-diversified status only with the affirmative vote of the fund’s shareholders.

Except as otherwise stated, if a fundamental or non-fundamental percentage limitation set forth in the Prospectus or this SAI is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the relevant parameters will not be considered to be outside the limitation.  An investment will be deemed to have been made at the time the fund enters into a binding commitment to complete the investment.  The fund will monitor the level of borrowing in its portfolio and will make necessary adjustments to maintain the required asset coverage.  If, due to subsequent fluctuations in value or any other reasons, the value of the fund’s illiquid securities exceeds the percentage limitation applicable at the time of acquisition, the fund will consider what actions, if any, are necessary to maintain adequate liquidity.

Under normal conditions, the fund will invest at least 80% of its net assets in equity securities of companies with small market capitalizations domiciled, or having their principal activities, in the United States.  The fund may not change its policy to invest at least 80% of its net assets in equity securities of companies with small market capitalizations domiciled or having their principal activities in the United States without providing shareholders at least 60 days’ prior written notice.  For purposes of this limitation only, net assets include the amount of any borrowing for investment purposes.

INVESTMENT STRATEGIES AND RISKS

In addition to the principal investment strategies and the principal risks described in the Prospectus, the fund may employ other investment practices and may be subject to other risks, some of which are described below. Unless a strategy or policy described below is specifically prohibited by applicable law or by the investment restrictions explained in the Prospectus, or elsewhere in this SAI, the fund may engage in each of the practices listed below.

Investment Policies

Except for investment policies designated as fundamental in the Prospectus or this SAI, the investment policies described in the Prospectus and in this SAI are not fundamental policies. Changes to fundamental investment limitations require shareholder approval; the Directors may change any non-fundamental investment limitation without shareholder approval.

Foreign Securities

DEPOSITARY RECEIPTS.  American Depositary Receipts, or “ADRs,” are securities issued by a U.S. depositary (usually a bank) and represent a specified quantity of underlying non-U.S. securities on deposit with a custodian bank as collateral. A foreign issuer of the security underlying an ADR is generally not subject to the same reporting requirements in the United States as a domestic issuer. Accordingly, the information available to a U.S. investor will be limited to the information the foreign issuer is required to disclose in its own country and the market value of an ADR may not reflect undisclosed material information concerning the issuer or the underlying security. ADRs may also be subject to exchange rate risks if the underlying securities are denominated in foreign currency. The fund may also invest in similar non-U.S. instruments issued by foreign banks or trust companies, such as Global Depositary Receipts (“GDRs”) and European Depositary Receipt (“EDRs”). For purposes of its investment policies, the fund will treat ADRs and similar instruments as equivalent to investment in the underlying securities.

Preferred Stocks and Convertible Securities

A preferred stock pays dividends at a specified rate and generally has preference over common stock in the payment of dividends and the liquidation of the issuer’s assets, but is junior to the debt securities of the issuer in those same respects. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer’s board of directors. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are subject to changes in interest rates and are more sensitive to changes in an issuer’s creditworthiness than are the prices of debt securities. Under normal circumstances, preferred stock does not carry voting rights.

A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion or exchange, convertible securities ordinarily provide a stream of income with generally higher yields than those of common stocks of the same or similar issuers, but lower than the yield of nonconvertible debt. Convertible securities are usually subordinated to comparable-tier nonconvertible securities, but rank senior to common stock in a corporation’s capital structure.

The value of a convertible security is a function of (1) its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth, at market value, if converted or exchanged into the underlying common stock. The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt does not. A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument, which may be less than the ultimate conversion or exchange amount. If a convertible security held by the fund is called for redemption, the fund will be required to (1) permit the issuer to redeem the security (2) convert it into the underlying common stock or (3) sell it to a third party. Any of these actions could have an adverse effect on the fund’s ability to achieve its investment objective.

Debt and Fixed-Income Securities

The fund may invest in a variety of debt and fixed-income securities. These securities share one principal risk: their values fluctuate with changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of the fund’s fixed-income investments. Conversely, during periods of rising interest rates, the value of the fund’s fixed-income investments will generally decline. The magnitude of these fluctuations will generally be greater when the fund’s duration or average maturity is longer. Changes in the value of portfolio securities will not affect interest income from those securities, but will be reflected in the fund’s net asset value (“NAV”). The most common types of these instruments, and the associated risks, are described below. Subject to its investment policies and applicable law, the fund may invest in these and other fixed-income instruments.

U.S. GOVERNMENT OBLIGATIONS.  U.S. Government securities include (1) U.S. Treasury bills (maturity of one year or less), U.S. Treasury notes (maturity of one to ten years) and U.S. Treasury bonds (maturities generally greater than ten years) and (2) obligations issued or guaranteed by U.S. Government agencies or instrumentalities which are supported by any of the following: (a) the full faith and credit of the U.S. Government (such as Ginnie Mae certificates); (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Government (such as obligations of the Federal Home Loan Banks); (c) the discretionary authority of the U.S. Government to purchase certain obligations of agencies or instrumentalities (such as securities issued by Fannie Mae); or (d) only the credit of the instrumentality (such as securities issued by Freddie Mac). In the case of obligations not backed by the full faith and credit of the United States, the fund must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue. Therefore, the market value of such securities will fluctuate in response to changes in interest rates.

CORPORATE DEBT SECURITIES.  The fund may invest in debt securities (i.e., bonds, debentures, notes and other similar debt instruments) of domestic non-governmental issuers which meet the minimum credit quality criteria set forth for the fund. Corporate debt securities may pay fixed or variable rates of interest, or interest at a rate contingent upon some other factor, such as the price of some commodity. These securities may include warrants, may be convertible into preferred or common equity, or may be bought as part of a unit containing common stock.

RATINGS OF DEBT OBLIGATIONS.  Moody’s, S&P and other nationally recognized statistical rating organizations (“NRSROs”) are private organizations that provide ratings of the credit quality of debt obligations.  The fund may consider these ratings in determining whether to purchase, sell or hold a security. Ratings are not absolute assurances of quality. Consequently, securities with the same maturity, interest rate and rating may have different market prices. Credit rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial condition may be better or worse than the rating indicates.

LOWER-RATED SECURITIES.  Non-investment grade securities, i.e., securities rated below Baa by Moody’s or BBB by S&P or comparable ratings of other NRSROs or unrated securities of comparable quality, are described as “speculative” by Moody’s and S&P and may be subject to greater market fluctuations and greater risk of loss of income or principal, including a greater possibility of default or bankruptcy of the issuer of such securities, than are more highly rated debt securities. Such securities are commonly referred to as “junk bonds.” The adviser seeks to minimize the risks of investing in all securities through diversification, in-depth credit analysis and attention to current developments in interest rates and market conditions and will monitor the ratings of securities held by the fund and the creditworthiness of their issuers. If the rating of a security in which the fund has invested falls below the minimum rating in which the fund is permitted to invest, the fund will either dispose of that security within a reasonable time or hold the security for so long as the adviser determines appropriate, having due regard for market conditions, tax implications and other applicable factors.

A debt security may be callable, i.e., subject to redemption at the option of the issuer at a price established in the security’s governing instrument. If a debt security held by the fund is called for redemption, the fund will be required to permit the issuer to redeem the security or sell it to a third party.

The market for lower-rated securities has expanded rapidly in recent years.  At certain times, the prices of many lower-rated securities have declined and the ratings of many initially higher-rated debt securities have fallen, indicating concerns that issuers of such securities might experience financial difficulties. At such times, the yields on lower-rated securities have risen dramatically, reflecting the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default.

The ratings of Moody’s and S&P represent the opinions of those agencies as to the quality of the debt securities that they rate. Such ratings are relative and subjective, and are not absolute standards of quality. Unrated debt securities are not necessarily of lower quality than rated securities, but they may not be attractive to as many buyers. If securities are rated investment grade by one NRSRO and below investment grade by the others, the adviser may rely on the rating that it believes is more accurate and may consider the instrument to be investment grade. The adviser will consider a security’s quality and credit rating when determining whether such security is an appropriate investment. Subject to its investment objective, policies and applicable law, the fund may purchase a security with the lowest rating.

The market for lower-rated securities may be thinner and less active than that for higher-rated securities, which can adversely affect the prices at which these securities can be sold, and may make it difficult for the fund to obtain market quotations daily. If market quotations are not available, these securities will be valued by a method that the Board of Directors believes accurately reflects fair market value. Judgment may play a greater role in valuing lower-rated debt securities than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly-traded market.

Although the prices of lower-rated bonds are generally less sensitive to interest rate changes than are higher-rated bonds, the prices of lower-rated bonds may be more sensitive to adverse economic changes and developments regarding the individual issuer.  When economic conditions appear to be deteriorating, medium- to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of the prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for lower-rated securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity, which may lead to a higher incidence of default on such securities. Lower-rated securities are especially affected by adverse changes in the industries in which the issuers are engaged and by changes in the financial condition of the issuers. Highly leveraged issuers may also experience financial stress during periods of rising interest rates. In addition, the secondary market for lower-rated securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, the fund could find it more difficult to sell these securities without adversely affecting the market price, or may be able to sell the securities only at prices lower than if such securities were widely traded.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls an obligation for redemption, the fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the fund experiences unexpected net redemptions, it may be forced to sell its higher-rated securities, resulting in a decline in the overall credit quality of the fund’s investment portfolio and increasing the exposure of the fund to the risks of lower-rated securities.

DURATION.  Duration is a measure of the expected life of a fixed income security on a cash flow basis. Duration takes the time intervals over which the interest and principal payments are scheduled and weights each by the present values of the cash to be received at the corresponding future point in time. For any fixed income security with interest payments occurring prior to the payment of principal, duration is always less than maturity. For example, a current coupon bond with a maturity of 3.5 years will have a duration of approximately three years. In general, the lower the stated or coupon rate of interest of a fixed income security, the longer its duration; conversely, the higher the stated or coupon rate of interest of a fixed income security, the shorter its duration.

There may be circumstances under which even duration calculations do not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities may have final maturities of ten or more years; however, their interest exposure corresponds to the frequency of the coupon reset. Similarly, many mortgage pass-through securities may have stated final maturities of 30 years, but current prepayment rates are more critical in determining the security’s interest rate exposure. In these situations, the adviser may consider other analytical techniques that incorporate the economic life of a security into its determination of interest rate exposure.

Commercial Paper and Other Short-Term Investments

The fund may invest or hold cash or other short-term investments, including commercial paper. Commercial paper represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations and finance companies. The fund may purchase commercial paper issued pursuant to the private placement exemption in Section 4(2) of the 1933 Act. Section 4(2) paper is restricted as to disposition under federal securities laws, in that any resale must similarly be made in an exempt transaction. The fund may or may not regard such securities as illiquid, depending on the circumstances of each case.

The fund may also invest in obligations (including certificates of deposit, demand and time deposits and bankers’ acceptances) of U.S. banks and savings and loan institutions. While domestic bank deposits are insured by an agency of the U.S. Government, the fund will generally assume positions considerably in excess of the insurance limits.

Forward Commitments

The fund may enter into commitments to purchase securities on a “forward commitment” basis, including purchases on a “when-issued” basis or a “to be announced” basis. When such transactions are negotiated, certain terms may be fixed at the time the commitment is made, but delivery and payment for the securities takes place at a later date. Such securities are often the most efficiently priced and have the best liquidity in the bond market. During the period between a commitment and settlement, no payment is made by the purchaser for the securities purchased and, thus, no interest accrues to the purchaser from the transaction. In a “to be announced” transaction, the fund commits to purchase securities for which all specific information is not yet known at the time of the trade, particularly the exact face amount in forward commitment mortgage-backed securities transactions.

The fund may sell the securities subject to a forward commitment purchase, which may result in a gain or loss. When the fund purchases securities on a forward commitment basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Purchases of forward commitment securities also involve a risk of loss if the seller fails to deliver after the value of the securities has risen. Depending on market conditions, the fund’s forward commitment purchases could cause its NAV to be more volatile.

The fund may also enter into a forward commitment to sell securities it owns and will generally do so only with the intention of actually delivering the securities. The use of forward commitments enables the fund to hedge against anticipated changes in interest rates and prices. In a forward sale, the fund does not participate in gains or losses on the security occurring after the commitment date. Forward commitments to sell securities also involve a risk of loss if the seller fails to take delivery after the value of the securities has declined.

Forward commitment transactions involve additional risks similar to those associated with investments in options and futures contracts. See “Risks of Futures Contracts and Options Thereon.”

Illiquid Investments and Restricted Securities

Restricted securities are securities subject to legal or contractual restrictions on their resale, such as private placements. Such restrictions might prevent the sale of restricted securities at a time when the sale would otherwise be desirable. Securities for which there is not a readily available market (“illiquid investments”) will not be acquired by the fund if such acquisition would cause the aggregate value of illiquid investments to exceed 15% of the fund’s net assets.

Under SEC regulations, certain securities acquired through private placements can be traded freely among qualified purchasers. The SEC has stated that an investment company’s board of directors, or its investment adviser acting under authority delegated by the board, may determine that a security eligible for trading under this rule is “liquid.” The fund intends to rely on this rule, to the extent appropriate, to deem specific securities acquired through private placement as “liquid.” The Board of Directors has delegated to the adviser the responsibility for determining whether a particular security eligible for trading under this rule is “liquid.” Investing in these restricted securities could have the effect of increasing the fund’s illiquidity if qualified purchasers become, for a time, uninterested in buying these securities.

Restricted securities may be sold only (1) pursuant to SEC Rule 144A or another exemption, (2) in privately negotiated transactions or (3) in public offerings with respect to which a registration statement is in effect under the 1933 Act. Rule 144A securities, although not registered in the United States, may be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act.  Where registration is required, the fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the fund might obtain a less favorable price than prevailed when it decided to sell.

Illiquid investments may be difficult to value, and the fund may have difficulty disposing of such securities promptly.

Securities of Other Investment Companies

The fund may invest in the securities of other investment companies, including open-end mutual funds, closed-end funds, unit investment trusts, private investment companies and offshore investment companies.  An investment in an investment company involves risks similar to those of investing directly in the investment company’s portfolio securities, including the risk that the value of the portfolio securities may fluctuate in accordance with changes in the financial condition of their issuers, the value of stocks and other securities generally, and other market factors.

In addition, investing in the securities of other investment companies involves certain other risks, costs, and expenses for the fund.  If the fund invests in another investment company, the fund will indirectly bear its proportionate share of the advisory fees and other operating expenses of such investment company, which are in addition to the advisory fees and other operational expenses incurred by the fund.  In addition, the fund could incur a sales charge in connection with purchasing an investment company security or a redemption fee upon the redemption of such security. An investment in the shares of a closed-end investment company may also involve the payment of a substantial premium over, while sales of such shares may be made at a substantial discount from, the NAV of the issuer’s portfolio securities.

The fund may also invest in the securities of private investment companies, including “hedge funds.” As with investments in other investment companies, if the fund invests in a private investment company, the fund will be charged its proportionate share of the advisory fees including incentive compensation and other operating expenses of such company.  These fees, which can be substantial, would be in addition to the advisory fees and other operating expenses incurred by the fund.  In addition, private investment companies are not registered with the SEC and may not be registered with any other regulatory authority.  Accordingly, they are not subject to certain regulatory requirements and oversight to which other registered issuers are subject.  There may be very little public information available about their investments and performance. Moreover, because sales of shares of private investment companies are generally restricted to certain qualified purchasers, such shares may be illiquid and it could be difficult for the fund to sell its shares at an advantageous price and time. Finally, because shares of private investment companies are not publicly traded, a fair value for the fund’s investment in these companies typically will have to be determined under policies approved by the Board of Directors.

The 1940 Act provides that the fund may not purchase or otherwise acquire the securities of other “registered investment companies” (as defined in the 1940 Act) if, as a result of such purchase or acquisition, it would own: (i) more than 3% of the total outstanding voting stock of the acquired investment company; (ii) securities issued by any one investment company having a value in excess of 5% of the fund’s total assets; or (iii) securities issued by all investment companies having an aggregate value in excess of 10% of the fund’s total assets.  Certain exceptions may be available from these limits such as when the fund invests in an exchange-traded fund or a money-market fund.

The fund will invest in the securities of other investment companies, including private investment companies, when, in the adviser’s judgment, the potential benefits of the investment justify the expense and risk of investing in such investment companies.

Securities of Exchange-Traded Funds

The fund may invest in the securities of exchange-traded funds (“ETFs”). ETFs are ownership interests in unit investment trusts, depositary receipts, and other pooled investment vehicles that are traded on an exchange and that hold a portfolio of securities or other financial instruments (the “Underlying Assets”).  The Underlying Assets are typically selected to correspond to the securities that comprise a particular broad based sector or international index, or to provide exposure to a particular industry sector or asset class.  An investment in an ETF involves risks similar to investing directly in the Underlying Assets, including the risk that the value of the Underlying Assets may fluctuate in accordance with changes in the financial condition of their issuers, the value of securities and other financial instruments generally, and other market factors.

The performance of an ETF will be reduced by transaction and other expenses, including fees paid by the ETF to service providers. Investors in ETFs are eligible to receive their portion of income, if any, accumulated on the securities held in the portfolio, less fees and expenses of the ETF.

If an ETF is a registered investment company (as defined in the 1940 Act), the limitations applicable to the fund’s ability to purchase securities issued by other investment companies will apply.

Repurchase Agreements

A repurchase agreement is an agreement under which securities are acquired from a securities dealer or bank subject to resale at an agreed upon price and date. The securities are held by the fund as collateral until retransferred and will be supplemented by additional collateral if necessary to maintain a total market value equal to or in excess of the value of the repurchase agreement. The fund bears a risk of loss if the other party to a repurchase agreement defaults on its obligations and the fund is delayed or prevented from exercising its rights to dispose of the collateral securities. The fund also bears the risk that the proceeds from any sale of collateral will be less than the repurchase price. Repurchase agreements may be viewed as loans by the fund.

In determining its status as a diversified fund, the fund, in accordance with SEC rules and staff positions, considers investment in a fully collateralized repurchase agreement to be equivalent to investment in the collateral.

Reverse Repurchase Agreements, Dollar Rolls, Other Borrowings and Senior Securities

A reverse repurchase agreement is a portfolio management technique in which the fund temporarily transfers possession of a portfolio instrument to another person, such as a financial institution or broker-dealer, in return for cash. At the same time, the fund agrees to repurchase the instrument at an agreed upon time (normally within seven days) and price, which includes an amount essentially equivalent to an interest payment. While engaging in reverse repurchase agreements, the fund will segregate cash or securities (or designate those assets on its books as segregated) with a value at least equal to the fund’s obligation under the agreements, adjusted daily. Reverse repurchase agreements may expose the fund to greater fluctuations in the value of its assets and render the segregated assets unavailable for sale or other disposition. Reverse repurchase agreements may be viewed as borrowings by the fund.

The fund may also enter into dollar roll transactions in which the fund sells a fixed-income security for delivery in the current month and simultaneously contracts to purchase a substantially similar (same type, coupon and maturity) security at an agreed upon future time. By engaging in the dollar roll transaction the fund forgoes principal and interest paid on the security that is sold, but receives the difference between the current sales price and the forward price for the future purchase. The fund would also be able to earn interest on the income that is received from the initial sale.

The obligation to purchase securities on a specified future date involves the risk that the market value of the securities that the fund is obligated to purchase may decline below the purchase price. In addition, in the event the other party to the transaction files for bankruptcy, becomes insolvent or defaults on its obligation, the fund may be adversely affected.

The fund will limit its investments in reverse repurchase agreements and other borrowing (including dollar roll transactions) to no more than one-third of its total assets. To avoid potential leveraging effects of such borrowing, the fund will not make investments while its borrowing (including reverse repurchase agreements but excluding dollar rolls) is in excess of 5% of its total assets. To curtail potential leveraging effects of dollar rolls, the fund will segregate assets as required by the 1940 Act.

The 1940 Act requires the fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of at least 300% of the amount borrowed. If the asset coverage should decline below 300% as a result of market fluctuations or for other reasons, the fund may be required to sell some of its holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Borrowing may increase the effect on NAV of any increase or decrease in the market value of the fund.

Money borrowed will be subject to interest costs, which may or may not be recovered by appreciation of the securities purchased. The fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. The fund may enter into reverse repurchase agreements and dollar roll transactions as a method of borrowing.

SENIOR SECURITIES.  The 1940 Act prohibits the issuance of senior securities by a registered open-end fund with one exception.  The fund may borrow from banks provided that immediately after any such borrowing there is an asset coverage of at least 300% for all borrowings of the fund.  The fund’s non-bank borrowings, for temporary purposes only, in an amount not exceeding 5% of the value of the total assets of the fund at the time the borrowing is made, is not deemed to be an issuance of a senior security.

There are various investment techniques that may give rise to an obligation of the fund to make a future payment about which the SEC has stated it would not raise senior security concerns, provided the fund complies with SEC guidance regarding cover for these investment techniques.  Such investment techniques include, among other things, when-issued securities, futures and forward contracts, short-options positions and repurchase agreements.  The fund is permitted to engage in these techniques.

Loans of Portfolio Securities

The fund may lend its portfolio securities, provided that cash or equivalent collateral, equal to at least 100% of the market value of the securities loaned, is continuously maintained by the borrower with the fund. During the time securities are on loan, the borrower will pay the fund an amount equivalent to any dividends or interest paid on such securities, and the fund may invest the cash collateral and earn additional income, or it may receive an agreed upon amount of interest income from the borrower who has delivered equivalent collateral. These loans are subject to termination at the option of the fund or the borrower. The fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The fund does not have the right to vote securities on loan, but would terminated the loan and regain the right to vote if that were considered important with respect to the investment. The fund does not presently expect to have on loan at any given time securities totaling more than one-third of its net assets. The fund runs the risk that the counterparty to a loan transaction will default on its obligation and that the value of the collateral received may decline before the fund can dispose of it.

Portfolio Turnover

The length of time the fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by the fund is known as “portfolio turnover.” As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover generally involves some expense to the fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. These sales may result in realization of capital gains, which are taxable to shareholders when distributed to them. Higher portfolio turnover rates, such as those above 100%, are likely to result in higher brokerage commissions or other transactions costs and could give rise to a greater amount of realized capital gains.

New Investment Products

New types of derivative instruments and hedging instruments are developed and marketed from time to time. Consistent with its investment limitations, the fund expects to invest in those new types of securities and instruments that the adviser believes may assist the fund in achieving its investment objective.

Real Estate Investment Trusts (“REITs”)

REITs pool investors’ funds for investment primarily in income producing real estate or real estate related loans or interests. Under the Internal Revenue Code of 1986, as amended (“Code”), a REIT is not taxed on income it distributes to its shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it generally distribute to its shareholders at least 90% of its taxable income (other than net capital gain) for each taxable year. REITs can generally be classified as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs, which invest the majority of their assets directly in real property, derive their income primarily from rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value.  Mortgage REITs, which invest the majority of their assets in real estate mortgages, derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both equity REITs and mortgage REITs.

While the fund will not invest in real estate directly, to the extent it invests in equity or hybrid REITs it may be subject to risks similar to those associated with the direct ownership of real estate. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

In addition to these risks, REITs may be affected by changes in the value of the underlying property owned by the trusts, or by the quality of any credit they extend. Further, REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain “special purpose” REITs in which the fund invests may invest their assets in specific real estate sectors, such as hotels, nursing homes or warehouses, and are therefore subject to the risks associated with adverse developments in any such sectors.

It is not uncommon for REITs, after the end of their tax years, to change the characterization of the income and capital gains they have distributed during the preceding year.  If this happens, the fund could be required to issue revised notices to its shareholders changing the character of the fund’s distributions.

Options, Futures and Other Strategies

GENERAL.  The fund may invest in certain options, futures contracts (sometimes referred to as “futures”), options on futures contracts, forward contracts, swaps, caps, floors, collars, indexed securities and other derivative instruments (collectively, “Financial Instruments”) to attempt to enhance its return or yield or to attempt to hedge its investments.  Except as otherwise provided in the Prospectus or this SAI or by applicable law, the fund may purchase and sell any type of Financial Instrument.

Hedging strategies can be broadly categorized as “short hedges” and “long hedges.”  A short hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential declines in the value of one or more investments held in the fund’s portfolio.  Thus, in a short hedge the fund takes a position in a Financial Instrument whose price is expected to move in the opposite direction of the price of the investment being hedged.

Conversely, a long hedge is a purchase or sale of a Financial Instrument intended partially or fully to offset potential increases in the acquisition cost of one or more investments that the fund intends to acquire.  Thus, in a long hedge, the fund takes a position in a Financial Instrument whose price is expected to move in the same direction as the price of the prospective investment being hedged.  A long hedge is sometimes referred to as an anticipatory hedge.  In an anticipatory hedge transaction, the fund does not own a corresponding security and, therefore, the transaction does not relate to a security the fund owns.  Rather, it relates to a security that the fund intends to acquire.  If the fund does not complete the hedge by purchasing the security it anticipated purchasing, the effect on the fund’s portfolio is the same as if the transaction were entered into for speculative purposes.

Financial Instruments on securities generally are used to attempt to hedge against price movements in one or more particular securities positions that the fund owns or intends to acquire.  Financial Instruments on indices, in contrast, generally are used to attempt to hedge against price movements in market sectors in which the fund has invested or expects to invest.  Financial Instruments on debt securities generally are used to hedge either individual securities or broad debt market sectors.  Except as otherwise provided in the Prospectus or this SAI or by applicable law, the fund may use Financial Instruments for any purpose, including non-hedging purposes.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”).  In addition, the fund’s ability to use Financial Instruments may be limited by tax considerations.  See “Additional Tax Information.”

The fund is operated by persons who have claimed an exclusion, granted to operators of registered investment companies like the fund, from registration as a “commodity pool operator” with respect to the fund under the Commodity Exchange Act, and therefore, are not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

In addition to the instruments, strategies and risks described below, the adviser expects to discover additional opportunities in connection with Financial Instruments and other similar or related techniques.  These new opportunities may become available as the adviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed.  The adviser may utilize these opportunities to the extent that they are consistent with the fund’s investment objective and permitted by its investment restrictions and applicable regulatory authorities.  The fund might not use any of these strategies, and there can be no assurance that any strategy used will succeed. The Prospectus and this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

SPECIAL RISKS.  The use of Financial Instruments involves special considerations and risks, certain of which are described below.  In general, these techniques may increase the volatility of the fund’s portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed.  Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1)           Successful use of most Financial Instruments depends upon the adviser’s ability to predict movements of the overall securities, currency and interest rate markets, which requires different skills than predicting changes in the prices of individual securities.  There can be no assurance that any particular strategy will succeed, and use of Financial Instruments could result in a loss, regardless of whether the intent was to reduce risk or increase return.

(2)           There might be an imperfect correlation, or even no correlation, between price movements of a Financial Instrument and price movements of the investments being hedged.  For example, if the value of a Financial Instrument used in a short hedge increased by less than the decline in value of the hedged investment, the hedge would not be fully successful.  Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which Financial Instruments are traded.  The effectiveness of hedges using Financial Instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the securities or other assets being hedged.

Because there are a limited number of types of exchange-traded Financial Instruments, it is likely that the standardized contracts available will not match the fund’s current or anticipated investments exactly.  The fund may invest in Financial Instruments based on securities with different issuers, maturities or other characteristics from the securities in which it typically invests, which involves a risk that the position in Financial Instruments will not track the performance of the fund’s other investments.

Prices of Financial Instruments can also diverge from the prices of their underlying instruments, even if the underlying instruments match the fund’s investments well. Prices of Financial Instruments are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way.  Imperfect correlation may also result from differing levels of demand in the markets for Financial Instruments and the securities markets, from structural differences in how Financial Instruments and securities are traded, or from imposition of daily price fluctuation limits or trading halts.  The fund may purchase or sell Financial Instruments with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases.  If price changes in the fund’s positions in Financial Instruments are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments.

(3)           If successful, the above-discussed strategies can reduce risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements.  However, such strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements.  For example, if the fund entered into a short hedge because the adviser projected a decline in the price of a security in the fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the Financial Instrument.  Moreover, if the price of the Financial Instrument declined by more than the increase in the price of the security, the fund could suffer a loss.  In either such case, the fund would have been in a better position had it not attempted to hedge at all.

(4)           As described below, the fund might be required to maintain segregated assets as “cover,” or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (i.e., Financial Instruments other than purchased options).  If the fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured.  These requirements might impair the fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the fund sell a portfolio security at a disadvantageous time.

(5)           The fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counterparty”) to enter into a transaction closing out the position.  Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the fund.

COVER.  Transactions using Financial Instruments, other than purchased options, expose the fund to an obligation to another party.  The fund will not enter into any such transactions unless it owns either (1) an offsetting (“covering”) position in securities, currencies or other options, futures contracts or forward contracts, or (2) cash and liquid assets held in a segregated account, or designated on the fund’s books as segregated for this purpose, with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, segregate cash or liquid assets in the prescribed amount as determined daily.

Assets used as cover cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets.  As a result, the commitment of a large portion of the fund’s assets for cover or segregation could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

ADDITIONAL RISKS OF FINANCIAL INSTRUMENTS TRADED ON FOREIGN EXCHANGES.  Financial Instruments may be traded on foreign exchanges.  Such transactions may not be regulated as effectively as similar transactions in the United States, may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in, or the price of, foreign securities.  The value of such positions also could be adversely affected by (1) other complex foreign political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in the fund’s ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States and (5) lesser trading volume.

OPTIONS.  A call option gives the purchaser the right to buy, and obligates the writer to sell, the underlying investment at the agreed-upon price during the option period.  A put option gives the purchaser the right to sell, and obligates the writer to buy, the underlying investment at the agreed-upon price during the option period.  Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract.

The fund may purchase call options for any purpose.  For example, a call option may be purchased by the fund as a long hedge.  Call options also may be used as a means of participating in an anticipated price increase of a security on a more limited risk basis than would be possible if the security itself were purchased.  In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the fund’s potential loss to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the fund either sells or exercises the option, any profit realized would be reduced by the premium.

The fund may purchase put options for any purpose.  For example, a put option may be purchased by the fund as a short hedge.  The put option enables the fund to sell the underlying security at the predetermined exercise price; thus the potential for loss to the fund below the exercise price is limited to the option premium paid.  If the market price of the underlying security is higher than the exercise price of the put option, any profit the fund realizes on the sale of the security would be reduced by the premium paid for the put option less any amount for which the put option may be sold.

Writing put or call options can enable the fund to enhance income or yield by reason of the premiums paid by the purchasers of such options.  However, the fund may also suffer a loss as a result of writing options.  For example, if the market price of the security underlying a put option declines to less than the exercise price of the option, minus the premium received, the fund would suffer a loss.

Writing call options can serve as a limited short hedge, because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security or currency appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised and the fund will be obligated to sell the security or currency at less than its market value.  If the call option is an over-the-counter (“OTC”) option, the securities or other assets used as cover would be considered illiquid to the extent described under “Restricted and Illiquid Investments.”

Writing put options can serve as a limited long hedge, because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option.  However, if the security or currency depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised and the fund will be obligated to purchase the security or currency at more than its market value.  If the put option is an OTC option, the securities or other assets used as cover may be considered illiquid.

The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment, the historical price volatility of the underlying investment and general market conditions.  Options that expire unexercised have no value.

The fund may effectively terminate its right or obligation under an option by entering into a closing transaction.  For example, the fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction.  Conversely, the fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction.  Closing transactions permit the fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES.  Options offer large amounts of leverage, which will result in the fund’s NAV being more sensitive to changes in the value of the related instrument.  The fund may purchase or write both exchange-traded and OTC options.  Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction.  In contrast, OTC options are contracts between the fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee.  Thus, when the fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option.  Failure by the counterparty to do so would result in the loss of any premium paid by the fund as well as the loss of any expected benefit of the transaction.

The fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market.  However, there can be no assurance that such a market will exist at any particular time.  Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists.  There can be no assurance that the fund will in fact be able to close out an OTC option position at a favorable price prior to expiration.  In the event of insolvency of the counterparty, the fund might be unable to close out an OTC option position at any time prior to its expiration, if at all.

If the fund were unable to effect a closing transaction for an option it had purchased, due to the absence of a secondary market, the imposition of price limits or otherwise, it would have to exercise the option to realize any profit.  The inability to enter into a closing transaction for a covered call option written by the fund could leave the fund unable to prevent material losses because the fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options normally have expiration dates of up to nine months.  The exercise price of the options may be below, equal to or above the current market value of the underlying security or other instrument.  Options that expire unexercised have no value, and the fund will realize a loss in the amount of the premium paid and any transaction costs.

OPTIONS ON INDICES.  Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts.  When the fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call.  The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total dollar value for each point of such difference.  When the fund buys a call on an index, it pays a premium and has the same rights as to such call as are indicated above.  When the fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the fund’s exercise of the put, to deliver to the fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls.  When the fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the fund to deliver to it an amount of cash equal to the difference between the closing level of the index and exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES.  The risks of investment in options on indices may be greater than options on securities.  Because index options are settled in cash, when the fund writes a call on an index it cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities.  The fund can offset some of the risk of writing a call index option by holding a diversified portfolio of securities similar to those on which the underlying index is based.  However, the fund cannot, as a practical matter, acquire and hold a portfolio containing exactly the same securities as underlie the index and, as a result, bears a risk that the value of the securities held will vary from the value of the index.

Even if the fund could assemble a portfolio that exactly reproduced the composition of the underlying index, it still would not be fully covered from a risk standpoint because of the “timing risk” inherent in writing index options.  When an index option is exercised, the amount of cash that the holder is entitled to receive is determined by the difference between the exercise price and the closing index level on the date when the option is exercised.  As with other kinds of options, the fund, as the call writer, will not learn that the fund has been assigned until the next business day at the earliest.  The time lag between exercise and notice of assignment poses no risk for the writer of a covered call on a specific underlying security, such as common stock, because there the writer’s obligation is to deliver the underlying security, not to pay its value as of a fixed time in the past.  So long as the writer already owns the underlying security, it can satisfy its settlement obligations by simply delivering it, and the risk that its value may have declined since the exercise date is borne by the exercising holder.  In contrast, even if the writer of an index call holds securities that exactly match the composition of the underlying index, it will not be able to satisfy its assignment obligations by delivering those securities against payment of the exercise price.  Instead, it will be required to pay cash in an amount based on the closing index value on the exercise date.  By the time it learns that it has been assigned, the index may have declined, with a corresponding decline in the value of its portfolio.  This “timing risk” is an inherent limitation on the ability of index call writers to cover their risk exposure by holding securities positions.

If the fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change.  If such a change causes the exercised option to fall out-of-the-money, the fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS.  Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the counter party to the option contract.  While this type of arrangement allows the fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.  In addition, OTC options may be considered illiquid by the SEC.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A financial futures contract sale creates an obligation by the seller to deliver the type of Financial Instrument called for in the contract in a specified delivery month for a stated price.  A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of Financial Instrument called for in the contract in a specified delivery month at a stated price.   Options on futures give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.  The purchase of futures or call options on futures can serve as a long hedge, and the sale of futures or the purchase of put options on futures can serve as a short hedge.  Writing call options on futures contracts can serve as a limited short hedge, using a strategy similar to that used for writing call options on securities or indices.  Similarly, writing put options on futures contracts can serve as a limited long hedge.  Futures contracts and options on futures contracts can also be purchased and sold to attempt to enhance income or yield.  The fund may also write call and put options on futures contracts that are not covered.

Futures contracts may also be used for non-hedging purposes, such as to simulate full investment in underlying securities while retaining a cash balance for portfolio management purposes, as a substitute for direct investment in a security, to facilitate trading, to reduce transaction costs, or to seek higher investment returns when a futures contract or option is priced more attractively than the underlying security or index.

No price is paid upon entering into a futures contract.  Instead, at the inception of a futures contract the fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value.  Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules.  Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the fund at the termination of the transaction if all contractual obligations have been satisfied.  Under certain circumstances, such as periods of high volatility, the fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking-to-market.”  Variation margin does not involve borrowing, but rather represents a daily settlement of the fund’s obligations to or from a futures broker.  When the fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. However, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the fund when the use of a futures contract would not, such as when there is no movement in the value of the securities or currencies being hedged.  In contrast, when the fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements.  If the fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Although some futures and options on futures call for making or taking delivery of the underlying securities or currencies, generally those contracts are closed out prior to delivery by offsetting purchases or sales of matching futures or options (involving the same currency or underlying security and delivery month).  If an offsetting purchase price is less than the original sale price, the fund realizes a gain, or if it is more, the fund realizes a loss.  If an offsetting sale price is more than the original purchase price, the fund realizes a gain, or if it is less, the fund realizes a loss.  The fund will also bear transaction costs for each contract, which will be included in these calculations.  Positions in futures and options on futures may be closed only on an exchange or board of trade that provides a secondary market.  However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time.  In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit.  Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses.  The fund would continue to be subject to market risk with respect to the position.  In addition, except in the case of purchased options, the fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to segregate cash or securities (or designate these assets on its books as segregated).

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON.  The ordinary spreads between prices in the cash and futures markets (including the options on futures market), due to differences in the natures of those markets, are subject to the following factors, which may create distortions.  First, all participants in the futures market are subject to margin deposit and maintenance requirements.  Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationship between the cash and futures markets.  Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery.  To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.  Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market.  Therefore, increased participation by speculators in the futures market may cause temporary price distortions.  Due to the possibility of distortion, a correct forecast of general interest rate, currency exchange rate or stock market trends by the adviser may still not result in a successful transaction.  Of course, the adviser may be incorrect in its expectations as to the extent of various interest rate, currency exchange rate or stock market movements or the time span within which the movements take place.

INDEX FUTURES.  The risk of imperfect correlation between movements in the price of index futures and movements in the price of the securities that are the subject of the hedge increases as the composition of the fund’s portfolio diverges from the securities included in the applicable index.  The price of the index futures may move more than or less than the price of the securities being hedged.  If the price of the index futures moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the fund would be in a better position than if it had not hedged at all.  If the price of the securities being hedged has moved in a favorable direction, this advantage will be partially offset by the futures contract.  If the price of the futures contract moves more than the price of the securities, the fund will experience either a loss or a gain on the futures contract that will not be completely offset by movements in the price of the securities that are the subject of the hedge.  To compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the index futures, the fund may buy or sell index futures in a greater dollar amount than the dollar amount of the securities being hedged if the historical volatility of the prices of such securities being hedged is more than the historical volatility of the prices of the securities included in the index.  It is also possible that, where the fund has sold index futures contracts to hedge against decline in the market, the market may advance and the value of the securities held in the fund may decline.  If this occurred, the fund would lose money on the futures contract and also experience a decline in value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the market indices on which the futures contracts are based.  To the extent such instruments are permitted by applicable law, this risk will also apply to security futures.

Where index futures are purchased to hedge against a possible increase in the price of securities before the fund is able to invest in them in an orderly fashion, it is possible that the market may decline instead.  If the fund then concludes not to invest in them at that time because of concern as to possible further market decline or for other reasons, it will realize a loss on the futures contract that is not offset by a reduction in the price of the securities it had anticipated purchasing.

To the extent that the fund enters into futures contracts, options on futures contracts and options on foreign currencies traded on a CFTC-regulated exchange that are not for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of the liquidation value of the fund’s portfolio, after taking into account unrealized profits and unrealized losses on any contracts the fund has entered into.  (In general, a call option on a futures contract is “in-the-money” if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call; a put option on a futures contract is “in-the-money” if the value of the underlying futures contract is exceeded by the strike price of the put.)  This policy does not limit to 5% the percentage of the fund’s assets that are at risk in futures contracts, options on futures contracts and currency options.

TURNOVER.  The fund’s options and futures activities may affect its turnover rate and brokerage commission payments.  The exercise of calls or puts written by the fund, and the sale or purchase of futures contracts, may cause it to sell or purchase related investments, thus increasing its turnover rate.  Once the fund has received an exercise notice on an option it has written, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver or receive the underlying securities at the exercise price.  The exercise of puts purchased by the fund may also cause the sale of related investments, also increasing turnover; although such exercise is within the fund’s control, holding a protective put might cause it to sell the related investments for reasons that would not exist in the absence of the put.  The fund will pay a brokerage commission each time it buys or sells a put or call or purchases or sells a futures contract.  Such commissions may be higher than those that would apply to direct purchases or sales.

SWAPS, CAPS, FLOORS and COLLARS.  The fund may enter into swaps, caps, floors and collars to preserve a return or a spread on a particular investment or portion of its portfolio, to protect against any increase in the price of securities the fund anticipates purchasing at a later date or to attempt to enhance yield.  A swap involves the exchange by the fund with another party of their respective commitments to pay or receive cash flows, e.g., an exchange of floating rate payments for fixed-rate payments.  The purchase of a cap entitles the purchaser, to the extent that a specified index exceeds a predetermined value, to receive payments on a notional principal amount from the party selling the cap.  The purchase of a floor entitles the purchaser, to the extent that a specified index falls below a predetermined value, to receive payments on a notional principal amount from the party selling the floor.  A collar combines elements of buying a cap and a floor.

Swap agreements, including caps, floors and collars, can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.  Depending on their structure, swap agreements may increase or decrease the overall volatility of the fund’s investments and its share price and yield because, and to the extent, these agreements affect the fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage-backed security values, corporate borrowing rates or other factors such as security prices or inflation rates.

Swap agreements will tend to shift the fund’s investment exposure from one type of investment to another.  For example, if the fund agrees to exchange payments in U.S. dollars for payments in foreign currency, the swap agreement would tend to decrease the fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.  Caps and floors have an effect similar to buying or writing options.

If a firm’s creditworthiness declines, the value of the agreement would be likely to decline, potentially resulting in losses.  If a default occurs by the other party to such transaction, the fund may have contractual remedies pursuant to the agreements related to the transaction.

The net amount of the excess, if any, of the fund’s obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be maintained as collateral.  The fund will also maintain collateral with respect to its total obligations under any swaps that are not entered into on a net basis and with respect to any caps or floors that are written by the fund.  The adviser and the fund believe that such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to the fund’s borrowing restrictions.  The fund understands that the position of the SEC is that assets involved in swap transactions are illiquid and are, therefore, subject to the limitations on investing in illiquid investments. See “Illiquid Investments and Restricted Securities.”

FLEXIBILITY.  Generally, the foregoing is not intended to limit the fund’s investment flexibility, unless such a limitation is expressly stated, and therefore will be construed by the fund as broadly as possible.  Statements concerning what the fund may do are not intended to limit any other activity.  The fund maintains the flexibility to use Financial Instruments for any purpose consistent with applicable law and any express limitations in this SAI or the Prospectus.

ADDITIONAL TAX INFORMATION

The following is a general summary of certain federal tax considerations affecting the fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information regarding any federal, state, local or foreign taxes that may apply to them.

General Requirements for “Pass-Through” Treatment

To continue to qualify for treatment as a regulated investment company under Subchapter M of the Code (“RIC”), the fund must distribute annually to its shareholders at least 90% of its investment company taxable income (generally, net investment income and the excess of net short-term capital gain over net long-term capital loss, both determined without regard to any deduction for dividends paid) (“Distribution Requirement”) and must meet several additional requirements. These requirements include the following: (1) the fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities (“Income Requirement”); (2) at the close of each quarter of the fund’s taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the fund’s total assets and that does not represent more than 10% of the issuer’s outstanding voting securities; and (3) at the close of each quarter of the fund’s taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer or two or more issuers the fund controls that are determined to be engaged in the same, similar or related trades or businesses.

By qualifying for treatment as a RIC, the fund (but not its shareholders) will be relieved of federal income tax on the part of its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

If the fund failed to qualify for that treatment in any taxable year, it would be subject to tax on its taxable income at corporate rates without being able to deduct the distributions it makes to its shareholders, and all distributions from its earnings and profits, including any distributions of net capital gain, would be taxable to its shareholders as ordinary income (except that, for individual shareholders, the part of those distributions that is “qualified dividend income” would be taxable at the rate for net capital gain – a maximum of 15%).  In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before re-qualifying as a RIC.

The fund will be subject to a 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 in that year, plus certain other amounts.  A distribution the fund declares in October, November or December of any year that is payable to shareholders of record on a date in such a month will be deemed to have been paid by the fund and received by the shareholders on December 31 if the fund pays the distribution during the following January. Such a distribution, therefore, will be taxable to shareholders for the year in which that December 31 falls. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

Miscellaneous

Dividends and other distributions on the fund’s shares are generally subject to federal income tax to the extent they do not exceed the fund’s previously undistributed realized income and gains, even though such distributions may economically represent a partial return of a particular shareholder’s investment.  In the latter case, such distributions are likely to occur in respect of shares purchased when the fund’s NAV reflects gains that are either unrealized or realized but not distributed.  Realized gains may be required to be distributed even when the fund’s NAV also reflects unrealized losses.

If the fund makes distributions to its shareholders in excess of its current and accumulated earnings and profits in any taxable year, the excess will be treated as a return of capital to the extent of a shareholder’s tax basis in his or her shares and thereafter as capital gain.  A return of capital is not taxable, but it reduces a shareholder’s tax basis in his or her shares, thus reducing any loss or increasing any gain on a subsequent disposition of shares by such shareholder.

A portion of the dividends from the fund’s investment company taxable income (whether paid in cash or reinvested in fund shares) may be eligible for (1) the 15% maximum rate of federal income tax applicable to “qualified dividend income” that individual shareholders receive in taxable years beginning before January 1, 2011 and (2) the dividends-received deduction allowed to corporations.  The eligible portion for purposes of the 15% rate may not exceed the aggregate dividends the fund receives from most domestic corporations and certain foreign corporations, whereas only dividends the fund receives from domestic corporations are eligible for purposes of the dividends-received deduction. However, dividends a corporate shareholder receives and deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax. The fund’s distributions of net capital gain (“capital gain distributions”) do not qualify for the dividends-received deduction.

On the disposition of fund shares (whether by redemption or exchange), a shareholder may recognize gain or loss.  Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands and will be long-term or short-term depending on the shareholder’s holding period for the shares.  Any capital gain an individual shareholder realizes on a redemption or exchange through the end of 2010 of his or her fund shares held for more than one year will qualify for the 15% maximum rate referred to above.

If shares of the fund are sold at a loss after being held for six months or less, the loss will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions received on those shares.  All or a portion of any loss realized on a taxable disposition of fund shares will be disallowed if other shares fund shares are purchased within 30 days before or after the disposition.  In such a case, the basis in the newly purchased shares will be adjusted to reflect the disallowed loss.

Investors should also be aware that if shares are purchased shortly before the record date for any dividend or other distribution, the investor will pay full price for the shares and receive some portion of the price back as a taxable distribution.

Dividends the fund receives, and gains it realizes, on foreign securities, if any, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the total return on the fund’s securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

The fund’s hedging activities may give rise to ordinary income or loss.  In addition, such activities will likely produce a difference between book income and taxable income.  This difference may cause a portion of the fund’s distributions to constitute a return of capital or require the fund to make distributions exceeding book income to continue to qualify for treatment as a RIC for tax purposes.

Investment in a foreign corporation that qualifies as a “passive foreign investment company” under the Code could subject the fund to U.S. federal income tax and other charges on certain “excess distributions” with respect to the investment and on the proceeds from disposition of the investment.  The fund may elect to mark gains (and, to a limited extent, losses) in such investments “to the market” as though it had sold and repurchased those investments on the last day of the fund’s taxable year.

Foreign investors must satisfy certain certification and filing requirements to qualify for exemption from back-up withholding and for a reduced rate of U.S. withholding tax under income tax treaties. Foreign investors should consult their tax advisers with respect to the potential application of these regulations.

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

If your check to purchase shares is not honored by the institution on which it is drawn, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Future First® Systematic Investment Plan

The Future First® Systematic Investment Plan (“Future First”) is available to those Class A and Class C shareholders who own shares directly with the fund. You should contact your financial adviser to determine if it offers similar services.

If you invest in Class A or Class C shares, the Prospectus explains that you may buy additional shares through Future First. Under this plan you may arrange for automatic monthly investments in Class A or Class C shares of $50 or more by authorizing Boston Financial Data Services (“BFDS”), the fund’s transfer agent, to transfer funds each month from your checking/savings account or another Legg Mason Fund to be used to buy additional shares. The fund will send you an account statement monthly. The transfer will also be reflected on your regular checking account statement. You may terminate Future First at any time without charge or penalty.

Sales Charge Alternatives

The following Classes of shares are available for purchase. See the prospectus for a discussion of who is eligible to purchase certain classes and of factors to consider in selecting which Class of shares to purchase.

Class A Shares.    Class A shares are sold to investors at the public offering price, which is the NAV plus an initial sales charge, as described in the fund’s prospectus.

Financial intermediaries that have entered into an agreement with LMIS to sell shares of the fund (“Financial Advisers”) may receive a portion of the sales charge as described in the Prospectus and may be deemed to be underwriters of the fund as defined in the 1933 Act. Sales charges are calculated based on the aggregate of purchases of Class A shares of the fund made at one time by any “person,” which includes an individual and his or her spouse and children under the age of 21, or a trustee or other fiduciary of a single trust estate or single fiduciary account. For additional information regarding sales charge reductions, see “Sales Charge Waivers and Reductions” below.

Purchases of Class A shares of $1,000,000 or more will be made at NAV without any initial sales charge, but will be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The contingent deferred sales charge is waived in the same circumstances in which the contingent deferred sales charge applicable to Class C shares is waived. See “Contingent Deferred Sales Charge Provisions” and “Waivers of Contingent Deferred Sales Charge” below.

Class C Shares.    Class C shares are sold without an initial sales charge but are subject to a contingent deferred sales charge payable upon certain redemptions. See “Contingent Deferred Sales Charge Provisions” below.

Institutional Class, Financial Intermediary Class and Class R Shares.    Institutional Class, Financial Intermediary Class and Class R shares are sold at NAV with no initial sales charge on purchases and no contingent deferred sales charge upon redemption.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers.    Purchases of Class A shares may be made at NAV without an initial sales charge in the following circumstances:

(a)  sales to (i) current and retired board members of Legg Mason, (ii) current and retired Board Members, (iii) current employees of Legg Mason and its subsidiaries, as well as (iv) the “immediate families” of such persons (“immediate families” are such person’s spouse, including the surviving spouse of a deceased Board Member, and children under the age of 21) and (v) pension, profit-sharing or other benefit plans for the benefit of such persons;

(b)  sales to any employees of Financial Advisers having dealer, service or other selling agreements with LMIS or  otherwise having an arrangement with any such Financial Adviser with respect to sales of fund shares, and the immediate families of such persons or a pension, profit-sharing or other benefit plan for the benefit of such persons (providing the purchase is made for investment purposes and such securities will not be resold except through redemption or repurchase);

(c)  offers or sales of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise;

(d)  purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Legg Mason Fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption;

(e)  purchases by certain separate accounts used to fund unregistered variable annuity contracts; and

(f)  purchases by investors participating in “wrap fee” or asset allocation programs or other fee-based arrangements sponsored by (affiliated and non-affiliated) broker/dealers and other financial institutions that have entered into agreements with LMIS.

In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the elimination of the sales charge.

Accumulation Privilege—Please see the fund’s prospectus for information regarding accumulation privileges.

Letters of Intent—These help you take advantage of breakpoints in Class A sales charges. You may purchase Class A shares of Legg Mason Funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You have a choice of seven Asset Level Goal amounts, as follows:

(1) $25,000

(2) $50,000

(3) $100,000

(4) $250,000

(5) $500,000

(6) $750,000

(7) $1,000,000

Each time you make a Class A purchase under a Letter of Intent, you will be entitled to the sales charge that is applicable to the amount of your Asset Level Goal. For example, if your Asset Level Goal is $100,000, any Class A investments you make under a Letter of Intent would be subject to the sales charge of the specific fund you are investing in for purchases of $100,000. Sales charges and breakpoints vary among the Legg Mason Funds.

When you enter into a Letter of Intent, you agree to purchase in Eligible Accounts over a thirteen (13) month period Eligible Fund Purchases in an amount equal to the Asset Level Goal you have selected, less any Eligible Prior Purchases. For this purpose, shares are valued at the public offering price (including any sales charge paid) calculated as of the date of purchase, plus any appreciation in the value of the shares as of the date of calculation, except for Eligible Prior Purchases, which are valued at current value as of the date of calculation. Your commitment will be met if at any time during the 13-month period the value, as so determined, of eligible holdings is at least equal to your Asset Level Goal. All reinvested dividends and distributions on shares acquired under the Letter will be credited towards your Asset Level Goal. You may include any Eligible Fund Purchases towards the Asset Level Goal, including shares of classes other than Class A shares. However, a Letter of Intent will not entitle you to a reduction in the sales charge payable on any shares other than Class A shares, and if any shares, including Class A shares are subject to a contingent deferred sales charge, you will still be subject to that contingent deferred sales charge with respect to those shares. You must make reference to the Letter of Intent each time you make a purchase under the Letter of Intent.

Eligible Fund Purchases.    Generally, shares of any Legg Mason Fund may be credited towards your Asset Level Goal.  This list may change from time to time. Investors should check with LMIS, by calling 1-800-822-5544, or their Financial Adviser to see which funds may be eligible.

Eligible Accounts.    Purchases may be made through any account in your name, or in the name of your spouse or your children under the age of 21. You may need to provide certain records, such as account statements of any relevant accounts, in order to verify your eligibility for reduced sales charges. Contact your Service Agent to see which accounts may be credited toward your Asset Level Goal.

Eligible Prior Purchases.    You may also credit towards your Asset Level Goal any Eligible Fund Purchases made in Eligible Accounts at any time prior to entering into the Letter of Intent that have not been sold or redeemed, based on the current price of those shares as of the date of calculation.

Increasing the Amount of the Letter.    You may at any time increase your Asset Level Goal. You must however contact your Financial Adviser, or if you purchase your shares directly through the fund, contact the fund prior to making any purchases in an amount in excess of your current Asset Level Goal. Upon such an increase, you will be credited by way of additional shares at the then current offering price for the difference between: (a) the aggregate sales charges actually paid for shares already purchased under the Letter and (b) the aggregate applicable sales charges for the increased Asset Level Goal. The 13-month period during which the Asset Level Goal must be achieved will remain unchanged.

Sales and Exchanges.    Shares acquired pursuant to a Letter of Intent, other than Escrowed Shares as defined below, may be redeemed or exchanged at any time, although any shares that are redeemed prior to meeting your Asset Level Goal will no longer count towards meeting your Goal.

However, complete liquidation of purchases made under a Letter of Intent prior to meeting the Asset Level Goal will result in the cancellation of the Letter. See “Failure to Meet Asset Level Goal” below. Exchanges in accordance with the fund’s prospectus are permitted, and shares so exchanged will continue to count towards your Asset Level Goal, as long as the exchange results in an Eligible Fund Purchase.

Cancellation of Letter.    You may cancel a Letter of Intent by notifying your Financial Adviser in writing, or if you purchase your shares directly through the fund, by notifying the fund in writing. The Letter of Intent will be automatically cancelled if all shares are sold or redeemed as set forth above. See “Failure to Meet Asset Level Goal” below.

Escrowed Shares.    Shares equal in value to five percent (5%) of your Asset Level Goal as of the date of your Letter of Intent (or the date of any increase in the amount of the Letter) is accepted, will be held in escrow during the term of your Letter of Intent. The Escrowed Shares will be included in the total shares owned as reflected in your account statement and any dividends and capital gains distributions applicable to the Escrowed Shares will be credited to your account and counted towards your Asset Level Goal or paid in cash upon request. The Escrowed Shares will be released from escrow if all the terms of your Letter are met.

Failure to Meet Asset Level Goal.    If the total assets under your Letter of Intent within its 13-month term are less than your Asset Level Goal or you elect to liquidate all of your holdings or otherwise cancel the Letter of Intent before reaching your Asset Level Goal, you will be liable for the difference between: (a) the sales charge actually paid and; (b) the sales charge that would have applied if you had not entered into the Letter. You may, however, be entitled to any breakpoints that would have been available to you under the accumulation privilege. An appropriate number of shares in your account will be redeemed to realize the amount due. For these purposes, by entering into a Letter of Intent, you irrevocably appoint your Financial Adviser, or if you purchase your shares directly through the fund, the fund, as your attorney-in-fact for the purposes of holding the Escrowed Shares and surrendering shares in your account for redemption. If there are insufficient assets in your account, you will be liable for the difference. Any Escrowed Shares remaining after such redemption will be released to your account.

Shareholders purchasing shares at a reduced sales charge under a Letter of Intent indicate their acceptance of these terms and those in the Prospectus with their first purchase.

Contingent Deferred Sales Charge Provisions

The “Contingent Deferred Sales Charge Shares” are: (a) Class C shares; and (b) Class A shares that were purchased without an initial sales charge but are subject to a contingent deferred sales charge. A contingent deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable contingent deferred sales charge will be assessed at 1.00% of the NAV at the time of purchase or redemption, whichever is less.

Contingent Deferred Sales Charge Shares are subject to a 1.00% contingent deferred sales charge if redeemed within 12 months of purchase.

In determining the applicability of any contingent deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions, next of shares that are not subject to the contingent deferred sales charge and finally of other shares held by the shareholder for the longest period of time. The length of time that Contingent Deferred Sales Charge Shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Legg Mason Funds. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The funds’ distributor receives contingent deferred sales charges in partial consideration for its expenses in selling shares.

Waivers of Contingent Deferred Sales Charge

The contingent deferred sales charge will be waived on: (a) exchanges (see “Exchange Privilege”); (b) automatic cash withdrawals in amounts equal to or less than 2.00% of the shareholder’s account balance at the time the withdrawals commence per month, up to a maximum of 12.00% in one year (see “Automatic Cash  Withdrawal Plan”); (c) redemptions of shares within 12 months following the death or disability (as defined in the Code) of the shareholder; (d) mandatory post-retirement distributions from retirement plans or IRAs commencing on or after attainment of age 70 1/2; (e) involuntary redemptions; (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise; (g) tax-free returns of an excess contribution to any retirement plan; and (h) certain redemptions of shares of the fund in connection with lump-sum or other distributions made by eligible retirement plans or redemption of shares by participants in certain “wrap fee” or asset allocation programs sponsored by broker/dealers and other financial institutions that have entered into agreements with the distributor or the manager.

The contingent deferred sales charge is waived on new Class C shares purchased by retirement plan omnibus accounts held on the books of the fund.

A shareholder who has redeemed shares from other Legg Mason Funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any contingent deferred sales charge imposed on the prior redemption.

To have a contingent deferred sales charge waived, you or your Financial Adviser must let the fund know at the time you redeem shares that you qualify for such a waiver. Contingent deferred sales charge waivers will be granted subject to confirmation by LMIS or the transfer agent of the shareholder’s status or holdings, as the case may be.

If you own Class C Shares of the Legg Mason Funds that were purchased prior to January 31, 2009 (“Qualified Class C Shares”), you are entitled to have such shares automatically converted into Class A shares on a load-waived basis (i.e., without having to pay any initial sales load) if the holdings attributable to you in the Funds exceed $1 million.  Such Class A shares are not subject to a contingent deferred sales charge if you redeem them.  In determining whether your holdings meet the minimum $1 million amount, holdings in any Legg Mason Fund of your spouse and children under the age of 21 may be combined.  On or around Feburary 2, 2009, share owners of Qualified Class C Shares whose holdings have been identified as entitled to conversion to Class A shares on a load-waived basis will have their Qualified Class C Shares automatically converted to Class A shares.  There may be some share owners of Qualified Class C Shares whose holdings are entitled to automatic conversion whose accounts cannot be readily identified.  If you believe that your Qualified Class C Share holdings in Funds may be eligible for conversion into Class A shares on a load-waived basis, you should contact the Fund or your Financial Adviser no later than March 4, 2009.  Conversions of Class C shares to Class A shares will not be a taxable event.  Class C shares that are converted into load-waived Class A shares after March 4, 2009 will be subject to a contingent deferred sales charge as described at page      of the Prospectus.  No refund will be made of 12b-1 fees paid during the period from January 31, 2009 until the date of the conversion.

Determination of Public Offering Price

The fund offers its shares on a continuous basis. The public offering price for a Class A, Class C, Institutional Class, Financial Intermediary Class and Class R shares of the fund is equal to the NAV per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. A contingent deferred sales charge, however, is imposed on certain redemptions of Class A and Class C shares.

Set forth below is an example of the method of computing the offering price of Class A shares of the fund based on the NAV of a share of the fund as of December 31, 2008.

Class A (based on an estimated NAV of $5.95 and a maximum initial sales charge of 5.75%)	$6.31

MOVING BETWEEN SHARE CLASSES

If you wish to “move” your investment between share classes (within the same fund or between different funds), the fund generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund.  Below is more information about how sales charges are handled for various scenarios.

Exchanging Class C shares for Class A shares – If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.  You may be entitled to reduced Class A sales charges based on the size of your investment.

Exchanging Class A shares for Class R shares — Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares.  Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan’s account.

Moving between other share classes – If you desire to move your investment between share classes and the particular scenario is not described in this SAI, please contact the funds at 1-800-822-5544 (Class A and Class C) or 1-888-425-6432 (Institutional Class, Financial Intermediary Class and Class R) for more information.

Non-taxable transactions – An exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-taxable exchange.

Systematic Withdrawal Plan

The Systematic Withdrawal Plan is available to those shareholders who own shares directly with the fund, excluding those shares held in individual retirement accounts (“IRAs”) or Coverdell Education Savings Accounts (“Coverdell ESAs”). You should contact your financial adviser to determine if it offers a similar service.

Class A and Class C Shareholders

Class A and Class C shareholders having an account with a NAV of $5,000 or more may elect to make withdrawals of a minimum of $50 on a monthly basis.  There are two ways to receive payment of proceeds of redemptions made through the Systematic Withdrawal Plan:  (1) Check mailed by the fund’s transfer agent – fund shares will be redeemed on the 25th of each month or the next business day and a check for the proceeds will be mailed within three business days; or (2) ACH to checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days.  You may change the monthly amount to be paid to you without charge by notifying the fund.  You may terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by contacting the fund.  The fund, its transfer agent, and LMIS reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.  See “Waivers of Contingent Deferred Sales Charge,” above, for information about application of the contingent deferred sales charge to withdrawals under the Systematic Withdrawal Plan.

Institutional Class and Financial Intermediary Class Shareholders

Certain shareholders of the fund’s Institutional Class or Financial Intermediary Class shares with an initial NAV of $1,000,000 or more may be eligible to participate in the Legg Mason Institutional Funds

Systematic Withdrawal Plan.  Receipt of payment of proceeds of redemptions made through the Systematic Withdrawal Plan will be wired through ACH to your checking or savings account – redemptions of fund shares may occur on any business day of the month and the checking or savings account will be credited with the proceeds in approximately two business days.  Requests must be made in writing to Legg Mason Institutional Funds to participate in, change or discontinue the Systematic Withdrawal Plan.  You may change the monthly amount to be paid to you or terminate the Systematic Withdrawal Plan at any time, without charge or penalty, by notifying Legg Mason Investor Services - Institutional.  The fund, its transfer agent, and Legg Mason Investor Services – Institutional also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

In General

The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified.

Redemptions will be made at the NAV per share, determined as of the close of regular trading on the New York Stock Exchange (“Exchange”) (normally 4:00 p.m., Eastern time) on the day corresponding to the redemption option designated by the investor, less any applicable contingent deferred sales charge. If the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the close of regular trading on the Exchange on the next day the Exchange is open, less any applicable contingent deferred sales charge. If the redemption option designated is the last day of the month and the Exchange is not open for business on that day, the shares will be redeemed at the per share NAV determined as of the previous day the Exchange was open, less any applicable contingent deferred sales charge.

Withdrawal payments are treated as a sale of shares rather than as a dividend or other distribution.  These payments are taxable to the extent that the total amount of the payments exceeds the tax basis of the shares sold.  If the periodic withdrawals exceed reinvested dividends and other distributions, the amount of your original investment may be correspondingly reduced.

Ordinarily, you should not purchase additional shares of the fund in which you have an account if you maintain a Systematic Withdrawal Plan, because there are tax disadvantages associated with such purchases and withdrawals.  The fund will not knowingly accept purchase orders from you for additional shares if you maintain a Systematic Withdrawal Plan unless your purchase is equal to at least one year’s scheduled withdrawals.  In addition, Class A and Class C shareholders who maintain a Systematic Withdrawal Plan may not make periodic investments under Future First.

Institutional Class Shares

As stated in the Prospectus, Institutional Class shares are generally available only to (1) institutional investors that invest at least $1 million in the fund; (2) investors who purchase shares through investment programs such as fee-based advisory programs, retirement plans, college savings vehicles, and mutual fund supermarkets; and (3) employees of the adviser and spouses and children of such employees. Additionally, the fund’s directors and members of their immediate family may also purchase Institutional Class shares of the fund, subject to a minimum initial investment of $1,000 and a minimum subsequent investment of $50.

Class R Shares

As stated in the Prospectus, Class R shares of the fund are generally available only to Retirement Plans with accounts held on the books of the fund through omnibus account arrangements (either at the plan level or at the level of the financial intermediary). Notwithstanding this provision, the fund’s adviser or an affiliate may also purchase Class R shares.

Other Information Regarding Redemptions

The fund reserves the right to modify or terminate telephone, electronic or other redemption services described in the Prospectus and this SAI at any time.

The date of a payment for redemption may not be postponed for more than seven days, and the right of redemption may not be suspended by the fund or its distributor, except (i) for any periods during which the Exchange is closed (other than for customary weekend and holiday closings), (ii) when trading in markets the fund normally utilizes is restricted, or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the fund’s investments or determination of its NAV not reasonably practicable, or (iii) for such other periods as the SEC by regulation or order may permit for protection of the fund’s shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the NAV next determined after the suspension is lifted.

There is a 2% redemption fee charged for redemptions within 60 days of purchase of the fund’s shares. The redemption fee is paid to the fund to reimburse it for transaction costs it incurs entering into positions in foreign securities and liquidating them in order to fund redemptions.

Clients of certain financial intermediaries that maintain omnibus accounts with the fund’s transfer agent may obtain shares through those financial intermediaries. Such financial intermediaries may receive payments from the fund’s distributor for account servicing, and may receive payments from their clients for other services performed. Investors may be able to purchase shares from LMIS without receiving or paying for such other services.

Redemption In-Kind

The fund reserves the right, under certain conditions, to honor any request for a redemption by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the fund’s NAV per share. Because redemption in-kind may be used at times of unusual illiquidity in the markets, these valuation methods may include fair value estimations.  If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and the market price of those securities will be subject to fluctuation until they are sold. The fund does not redeem “in-kind” under normal circumstances, but would do so where the adviser determines that it would be in the best interests of the fund’s shareholders as a whole. A redemption in-kind may be considered the sale of securities by the fund to the party receiving the securities (except for tax purposes). Redemptions in-kind will not be done with LMIS or other affiliated persons of the fund except as permitted by SEC rules or orders, or other interpretive guidance from regulators.

Shares Purchased and Redeemed Through Another Securities Dealer or Other Financial Intermediary

The fund has authorized one or more financial services institutions to receive on its behalf purchase and redemption orders. Such financial services institutions are authorized to designate plan administrator intermediaries to receive purchase and redemption orders on the fund’s behalf. The fund will be deemed to have received a purchase or redemption order when an authorized financial services institution or, if applicable, a financial services institution’s authorized designee, receives the order. Orders will be priced at the fund’s NAV next computed after they are received by an authorized trust company or the financial services institution’s authorized designee and accepted by the fund.

Transferring Legg Mason Fund Shares to Another Securities Dealer or Other Financial Intermediary

You may transfer fund shares only to an account with another securities dealer or other financial intermediary that has entered into an agreement with LMIS or one of its affiliates with respect to the particular fund. Some dealers and intermediaries may have agreements with LMIS or one of its affiliates with respect to some Legg Mason Funds and not others. Depending on the dealer or intermediary to which you transfer the shares, certain shareholder services may not be available for the transferred shares. After the transfer, you may purchase additional fund shares. All future trading of fund shares, including exchanges, is subject to the rules of the dealer or intermediary and its continued agreement with the distributor that permits such trading.

You should contact your securities dealer, financial intermediary or the fund for further information on transferring fund shares.

VALUATION OF FUND SHARES

Pricing of fund shares will not be done on days when the Exchange is closed.  The Exchange currently observes the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The methods used by the pricing service and the quality of the valuations so established are reviewed by the adviser under the general supervision of the Board of Directors.

Disclosure of Portfolio Holdings

The Board of Directors has adopted the following policy with respect to the disclosure of the fund’s portfolio holdings. The Board of Directors believes the policy is in the best interests of the fund and its shareholders and that it strikes an appropriate balance between the desire of investors for information about the fund’s portfolio holdings and the need to protect the fund from potentially harmful disclosures. The extent of these disclosures and when they will be made was reviewed and approved by the Board of Directors upon the recommendations of the adviser. The Board of Directors will be provided with reports regarding any determinations made by the Chief Legal Officer pursuant to the policy and any other material issues arising under the policy and can exercise oversight over the operation of the policy.

Policy.  Except as described below, no portfolio holdings information of the fund shall be provided to any individual, investor, or other person or entity unless specifically authorized by the Chief Legal Officer or a person authorized by the Chief Legal Officer.

Public Disclosure of Portfolio Holdings.  The fund distributes complete portfolio holdings information to its shareholders through semi-annual and annual reports first mailed to shareholders within sixty days after period end.  Such semi-annual and annual reports are also made available to the public through postings at the same time on the Legg Mason Fund’s website at www.leggmason.com/individualinvestors.  Additionally, complete portfolio holdings information is filed with the SEC on Form N-Q for the first and third quarters of the fund’s fiscal year.  The fund’s reports and its Form N-Q filings are available at the website of the SEC at http://www.sec.gov.

Complete portfolio holdings information may be provided to shareholders and other persons on a quarterly basis no sooner than 25 calendar days following the quarter-end, provided that such information has been made available to the public through a posting on the Legg Mason Funds website or by the filing of Form N-Q or Form N-CSR in accordance with SEC rules.

Partial information concerning the fund’s portfolio holdings (such as top ten holdings) may be provided to shareholders and other persons in fact sheets and other formats on a monthly or quarterly basis no sooner than 11 business days after quarter or month end, provided that such information has been made available to the public through postings on the Legg Mason Funds’ website at least one day previously.

Complete or partial portfolio holdings information may be included in responses to Requests for Proposal, Pitch Books or similar marketing materials, provided that such information is based only on the latest portfolio holdings information publicly available in accordance with the fund’s policy.

Non-Public Dissemination of Portfolio Holdings Information.  From time to time, it may be necessary to disclose portfolio holdings that are not publicly available, to certain third parties.  Such entities may be provided with information more current than the latest publicly-available portfolio holdings only if the Chief Legal Officer determines that 1) more current information is necessary in order for the third party to complete its task, 2) the fund has a legitimate need for disclosing the information, and 3) the third party has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s), and not to trade securities on the basis of the information.  No consideration may be received by any party for providing non-public portfolio holdings information to any third party, except consideration received by the fund in connection with the services being provided to it by the third party which receives the non-public information.  The adviser and its affiliates shall not be deemed to have received consideration solely by the fact that services provided to the fund may result in sales of fund shares.

At the present time the fund has ongoing arrangements with the following parties to provide them with non-public portfolio holdings information:

Service Providers:

State Street Bank and Trust Company – Information is provided daily with no time lag.

PricewaterhouseCoopers LLP – Information is provided as needed with no time lag.

K&L Gates LLP - Information is provided with Board of Directors materials approximately four to six weeks after quarter-end and may be provided at other times as needed with no time lag.

Institutional Shareholder Services – Information is provided daily with no time lag.

Other Third Parties:

Lipper Analytical Services Corporation – Information is provided quarterly with a time lag of five business days.

FactSet Research Systems, Inc. – Information is provided daily with no time lag.

Macgregor Professional Services – Information is provided as needed with no time lag.

In all cases, the party receiving the information has agreed in writing (or is otherwise required by virtue of a written code of ethics, professional responsibility, governmental or SRO rules or fiduciary duty) to keep the information confidential, to use it only for the agreed-upon purpose(s) and not to trade securities on the basis of such information.

Additionally, the fund may occasionally reveal certain of its current portfolio holdings information to broker-dealers in connection with that broker-dealer executing securities transactions on behalf of the fund.  In such a case, the fund does not enter into a formal confidentiality agreement with the broker-dealer but relies on the broker-dealer’s obligations based on statutes, rules, and fiduciary obligations, not to trade based on the information or otherwise use it improperly. The fund would not continue to conduct business with a broker-dealer whom the adviser believed was misusing the disclosed information.

The Board of Directors, officers, and certain LMIS employees, including the fund’s accounting, legal, compliance, marketing, administrative personnel and members of certain LMIS committees or groups, have access to the fund’s portfolio holdings information prior to the time it is made public.  All such persons are subject to a Code of Ethics that requires that portfolio holdings information be kept confidential and that they not trade securities on the basis of such information.

The fund may also provide certain information (other than complete portfolio holdings) as set forth in paragraphs 1 and 2 below that is related to the fund’s portfolio holdings or derived from the fund’s portfolio holdings to individual and institutional shareholders, prospective shareholders, intermediaries working on behalf of these persons (including consultants and fiduciaries of 401(k) plans), and the media even if the information has not been made publicly available on the Legg Mason Funds’ website or in other published form, so long as the Chief Legal Officer determines that the fund has a legitimate business purpose for disclosing the information and the dissemination cannot reasonably be seen to give the recipient an advantage in trading fund shares or in any other way harm the fund or its shareholders.

1-              A small number of portfolio holdings (including information that the fund no longer holds a particular security).  However, information about a security may not be released if it could reasonably be seen to interfere with the current or future purchase or sale activities of the fund or is contrary to applicable law. In this respect, information about intended or ongoing transactions may not be released.  However, such disclosure may not be made pursuant to ongoing arrangements with third parties to make such information available.

2-             General information about the portfolio holdings that cannot be used to determine the fund’s portfolio holdings or any portion thereof.  This would include such characteristics of the fund as portfolio volatility, median capitalization, percentages of international and domestic securities, sector allocations, yields, performance attribution, types of bonds, term structure exposure, bond maturities, and duration.

The Chief Legal Officer may authorize another person to make the determinations required under this policy.  If consistent with the best interests of the fund and its shareholders, such determinations (whether made by the Chief Legal Officer or his/her designee) do not necessarily need to be made each time the information is disclosed.  For example, such determinations may be made with respect to general categories or information or a particular type of information disclosed to a particular third party or category of third party.

TAX-DEFERRED QUALIFIED PLANS – CLASS A AND CLASS C SHARES

Investors may invest in Class A and Class C shares of the fund through IRAs, simplified employee pension plans (“SEPs”), savings incentive match plans for employees (“SIMPLES”), other qualified retirement plans and Coverdell ESAs (collectively, “qualified plans”). In general, income earned through the investment of assets of qualified plans is not taxed to their beneficiaries until the income is distributed to those beneficiaries (or, in the case of Roth IRAs and Coverdell ESAs, not at all if certain conditions are satisfied). Investors who are considering establishing a qualified plan should consult their attorneys or other tax advisers with respect to individual tax questions. Please consult your financial adviser for further information with respect to these plans.

Individual Retirement Account – IRA

TRADITIONAL IRA. Certain Class A and Class C shareholders who receive compensation, including earnings from self-employment, may establish and make contributions to an IRA. Your IRA contributions can be tax-deductible if neither you nor your spouse is an active participant in a qualified employer or government retirement plan. If you or your spouse is an active participant in such a plan, your IRA contribution may be deductible, in whole or in part, depending on the amount of your and your spouse’s combined adjusted gross income. In addition, all earnings grow tax-deferred until withdrawn, at which point distributions are taxed as ordinary income to you, usually after age 59½, when you may be in a lower tax bracket. Withdrawals made before age 59½ are generally subject to a 10% penalty.

ROTH IRA. Unlike a traditional IRA, a Roth IRA is only available to individuals who meet certain “modified adjusted gross income” (MAGI) limitations. Under certain circumstances, a traditional IRA may be converted to a Roth IRA; these conversions are, however, subject to federal income tax.

Contributions to a Roth IRA are not deductible; however, earnings accumulate tax-free in a Roth IRA, and withdrawals of earnings are not subject to federal income tax if the account has been held for at least five years (or, in the case of earnings attributable to a conversion of a traditional IRA, the conversion occurred more than five years before the withdrawal) and the account holder has reached age 59½ (or certain other conditions apply).

Simplified Employee Pension Plan — SEP

LMIS makes available to corporate and other employers a SEP for investment in Class A and Class C shares of a fund.

Savings Incentive Match Plan for Employees – SIMPLE

An employer with no more than 100 employees that does not maintain another qualified retirement plan may establish a SIMPLE, either as a plan using separate IRAs or as part of a Code section 401(k) plan. A SIMPLE, which is not subject to the complicated nondiscrimination rules that generally apply to other qualified retirement plans, allows certain employees to make elective contributions of up to certain amounts each year and requires the employer to make matching contributions of up to 3% of each such employee’s salary or a 2% non-elective contribution.

Coverdell Education Savings Account – Coverdell ESA

A Coverdell ESA provides a vehicle for saving for a child’s education. A Coverdell ESA may be established for the benefit of any minor, and any person whose MAGI does not exceed certain levels may contribute to a Coverdell ESA, subject to certain annual limits on contributions. Contributions are not deductible and may not be made after the beneficiary reaches age 18; however, earnings accumulate tax-free, and withdrawals are not subject to tax if used to pay the qualified education expenses of the beneficiary (or a qualified family member).

For further information regarding any of the above-qualified plans, including MAGI limitations, contact your financial adviser or Legg Mason Funds Investor Services at 1-800-822-5544.

Withholding

Withholding at the rate of 20% is required for federal income tax purposes on certain distributions (excluding, for example, certain periodic payments) from qualified retirement plans (except IRAs and SEPs), unless the recipient transfers the distribution directly to an “eligible retirement plan” (including an IRA or other qualified retirement plan) that accepts those distributions. Other distributions generally are subject to regular wage withholding or to withholding at the rate of 10% (depending on the type and amount of the distribution), unless the recipient elects not to have any withholding apply. Investors should consult their plan administrator or tax adviser for further information.

MANAGEMENT OF THE FUND

Under applicable law, the Board of Directors is responsible for management of the Corporation and provides broad oversight over its affairs. The Corporation’s officers manage the day-to-day operations of the Corporation under the general direction of the Board of Directors.

The standing committees of the Board of Directors include an Audit Committee, a Nominating Committee and an Independent Directors Committee. All directors who are not “interested persons” of the Corporation, as defined in the 1940 Act, are members of all three committees.

The Audit Committee meets at least twice a year with the Corporation’s independent registered public accounting firm and officers to consider issues relating to the accounting principles used by the Corporation, the auditor’s assessment of the adequacy of internal controls, the qualifications and fees of the independent registered public accounting firm, the scope of the audit services and any permissible non-audit services for which they are retained, the results of the audit and other matters. The Nominating Committee meets as necessary to review and nominate candidates for positions as directors, to fill vacancies on the Board of Directors, and to evaluate the performance of directors.  The selection and nomination of candidates to serve as independent directors to the Corporation is committed to the discretion of the Corporation’s current directors who are not interested persons of the Corporation (“Independent Directors”). The Independent Directors Committee considers matters related to fund operations and oversees issues related to the independent directors. During the last fiscal year, the Audit Committee met four times, the Nominating Committee did not meet and the Independent Directors Committee met four times.

The tables below provide information about the Corporation’s directors and officers, including biographical information about their business experience and information about their relationships with Legg Mason, Inc. and its affiliates. The mailing address of each director and officer is 100 Light Street, 32nd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary. The Nominating Committee will accept recommendations for nominations from any source it deems appropriate. Shareholders may forward recommendations to the Fund Secretary at the above address.

INDEPENDENT DIRECTORS:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Hearn, Ruby P. (1940) Director	Since 2004	14	None	Senior Vice President Emerita of The Robert Wood Johnson Foundation (non-profit) since 2001. Formerly: Senior Vice President of The Robert Wood Johnson Foundation (1996-2001).

Lehman, Arnold L. (1944) Lead Independent Director	Since 2001	14	None	Director of the Brooklyn Museum since 1997; Trustee of American Federation of Arts since 1998. Formerly: Director of The Baltimore Museum of Art (1979-1997).

Masters, Robin J.W. (1955) Director	Since 2002	14

Director of Cheyne Capital International Limited (investment advisory firm).  Director/Trustee of Legg Mason Asian Funds plc, Legg Mason Institutional Funds plc, WA Fixed Income Funds plc, and Western Asset Debt Securities plc.

				Retired. Formerly: Chief Investment Officer of ACE Limited (insurance) (1986-2000).

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years

McGovern, Jill E. (1944) Director	Since 2001	14	None

Senior Consultant, American Institute for Contemporary German Studies (AICGS) since 2007.  Formerly: Chief Executive Officer of The Marrow Foundation (non-profit) (1993-2007); Executive Director of the Baltimore International Festival (1991- 1993); Senior Assistant to the President of The Johns Hopkins University (1986-1990).

Mehlman, Arthur S. (1942) Director	Since 2002	Director/ Trustee of all Legg Mason funds consisting of 14 portfolios; Director/ Trustee of the Royce Family of Funds consisting of 27 portfolios.	Director of Municipal Mortgage & Equity, LLC.	Retired. Formerly: Partner, KPMG LLP (international accounting firm) (1972-2002).

O’Brien, G. Peter (1945) Director	Since 2001	Director/ Trustee of all Legg Mason funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 27 portfolios.	Director of Technology Investment Capital Corp.

Retired. Trustee Emeritus of Colgate University; Board Member, Hill House, Inc. (residential home care); Board Member, Bridges School (pre-school).  Formerly: Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971-1999).

Rowan, S. Ford (1943) Director	Since 2002	14	None

Chairman, National Center for Critical Incident Analysis, National Defense University, since 2004; Director of Santa Fe Institute (scientific research institute) since 1999. Formerly: Consultant, Rowan & Blewitt Inc. (management consulting) (1984-2007).

Tarola, Robert M. (1950) Director	Since 2004	14	None

Senior Vice President of W. R. Grace & Co. (specialty chemicals) since 1999. Member, Standing Advisory Group of the Public Company Accounting Oversight Board since 2007. Formerly: Chief Financial Officer of W.R. Grace & Co. (specialty chemicals) (1999-2008) and MedStar Health, Inc. (healthcare) (1996-1999); Partner, Price Waterhouse, LLP (accounting and auditing) (1984 - 1996).

INTERESTED DIRECTORS:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Fetting, Mark R. (1954) Chairman and Director	Director since 2001 and Chairman since 2008.	Chairman and Director/Trustee of all Legg Mason Funds consisting of 14 portfolios; Director/Trustee of the Royce Family of Funds consisting of 27 portfolios.	None

President, CEO, Chairman and Director of Legg Mason, Inc. and Chairman of Legg Mason Funds since 2008. Formerly: President of all Legg Mason Funds (2001-2008). Senior Executive Vice President of Legg Mason, Inc., Director and/or officer of various Legg Mason, Inc. affiliates (2000-2008).  Division President and Senior Officer of Prudential Financial Group, Inc. and related companies, including fund boards and consulting services to subsidiary companies (1991- 2000); Partner, Greenwich Associates (financial consulting); Vice President, T. Rowe Price Group, Inc.

Odenath, David President and Director	Since 2008	14	None

EXECUTIVE OFFICERS:

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Karpinski, Marie K. (1949) Vice President and Chief Financial Officer	Since 2001	14	None

Vice President and Chief Financial Officer of all Legg Mason Funds.  Vice President and Treasurer of Legg Mason Fund Adviser, Inc.  Vice President and Principal Financial and Accounting Officer of Western Asset Funds, Inc., Western Asset Income Fund and Western Asset Premier Bond Fund; Treasurer and Principal Financial and Accounting Officer of Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund (2003-present), and Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2 (2004-present).

Merz, Gregory T. (1958) Vice President and Chief Legal Officer	Since 2003	14	None	Vice President and Deputy General Counsel of Legg Mason, Inc. since 2003. Formerly: Associate General Counsel, Fidelity Investments (1993-2002).

Becker, Ted P. (1951) Vice President and Chief Compliance Officer	Since 2007	14	None

Director of Global Compliance at Legg Mason (2006 to present); Managing Director of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; Managing Director of Compliance at CAM (2002 to 2005). Prior to 2002, Managing Director-Internal Audit & Risk Review at Citigroup Inc.

Wachterman, Richard M. (1947) Secretary	Since 2004	14	None	Associate General Counsel of Legg Mason, Inc. since 2004. Formerly: Managing Director, Victory Capital Management, Inc. (investment management) (1993-2003).

Name, (Year of Birth) and Position with Corporation	Term of Office and Length of Time Served (1)	Number of Funds in Fund Complex Overseen	Other Directorships Held	Principal Occupation(s) During the Past Five Years

Hughes, Wm. Shane (1968) Treasurer	Since 2006	11	None

Assistant Vice President and Manager, Funds Accounting of Legg Mason & Co., LLC since 2005. Formerly: Assistant Vice President of Legg Mason Wood Walker, Incorporated (2002-2005) and Manager, Funds Accounting, Legg Mason Wood Walker, Incorporated (1997-2005).

(1)                                 Officers of the Corporation are elected to serve until their successors are elected and qualified.  Directors of the Corporation serve a term of indefinite length until their retirement, resignation or removal and stand for re-election by shareholders only as and when required by the 1940 Act.

Mr. Fetting and Mr. Odenath are considered to be interested persons, as defined in the 1940 Act, of the Corporation on the basis of their employment with the fund’s adviser or its affiliated entities (including the fund’s principal underwriter) and Legg Mason, Inc., the parent holding company of those entities, as well as their ownership of Legg Mason, Inc. stock.

The following table shows each director’s ownership of shares of the fund and of all the Legg Mason Funds served by the director as of December 31, 2008.

Name of Director	Dollar Range of Equity Securities in Batterymarch U.S. Small Capitalization Equity Portfolio	Aggregate Dollar Range of Shares in the Legg Mason Funds Owned by Director
INDEPENDENT DIRECTORS:
Hearn, Ruby P.	None	$10,001 - $50,000
Lehman, Arnold L.	None	Over $100,000
Masters, Robin J.W.	None	$50,001 - $100,000
McGovern, Jill E.	None	Over $100,000
Mehlman, Arthur S.	None	$50,001 - $100,000
O’Brien, G. Peter	None	Over $100,000
Rowan, S. Ford	None	Over $100,000
Tarola, Robert M.	None	Over $100,000
INTERESTED DIRECTORS:
Fetting, Mark R.	None	Over $100,000
Odenath, David R.	None	None

The following table provides certain information relating to the compensation of the Corporation’s directors.

None of the Legg Mason Funds has any retirement plan for its directors.  However, each director may participate in a deferred compensation plan as discussed below.

Name of Person and Position	Aggregate Compensation from Fund*		Total Compensation from Legg Mason Funds**	Total Compensation from Fund Complex***

INDEPENDENT DIRECTORS:

Hearn, Ruby P. – Director	$5,595	****	$115,000	$115,000
Lehman, Arnold L. – Director	$6.577	****	$134,250	$134,250
Masters, Robin J.W. – Director	$5,675		$116,250	$116,250
McGovern, Jill E. – Director	$5,675	****	$116,250	$116,250
Mehlman, Arthur S. – Director	$6,178		$126,250	$242,250
O’Brien, G. Peter – Director	$5,845	****	$118,750	$234,750
Rowan, S. Ford – Director	$5,675		$116,250	$116,250
Tarola, Robert M. – Director	$5,845		$118,750	$116,250

INTERESTED DIRECTORS:

Fetting, Mark R. – Chairman of the Board and Director	None		None	None
Odenath, David R. – Director	None		None	None

*                                         Represents compensation paid to the directors by the fund for the fiscal year ended December 31, 2008.

**                                  Represents aggregate compensation paid to each director during the calendar year ended December 31, 2008 from the Legg Mason Funds. During that period, there were 10 open-end investment companies in the Legg Mason Funds, consisting of 14 portfolios.

***                           Represents aggregate compensation paid to each director during the calendar year ended December 31, 2008 from the Fund Complex. The Fund Complex includes the Legg Mason Funds and the 27 portfolios of The Royce Funds.

****                    The total amount of deferred compensation accrued by the Corporation (including earnings or depreciation in value of amounts deferred) through December 31, 2008 for participating Directors is as follows:  Ruby P. Hearn, $2,701; Arnold L. Lehman, $4,809; Jill E. McGovern, $14,446; and G. Peter O’Brien, $6,159.

Officers and directors, who are interested persons of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation.  For serving as a director/trustee of all of the Legg Mason mutual funds, each Independent Director receives an annual retainer of $75,000 and a fee of $7,500 for each regularly scheduled meeting he or she attends. Individual Directors may elect to defer all or a portion of their fees through deferred compensation plans. The Lead Independent Director receives additional compensation of $18,000 annually. The Chair of the Audit Committee receives additional compensation of $10,000 annually. The Co-Chairs of the Nominating Committee receive additional compensation of $5,000 in any year where the Committee is active. Independent Directors will also receive a fee of $3,750 or $1,250 for any special Board meetings they attend in person or by telephone, respectively. The Independent Directors review the level of director compensation periodically in order to determine if adjustments are appropriate. This review is conducted in consultation with the fund’s counsel and independent consultants, as appropriate. Changes in compensation will depend on, among other things, the number, type and size of funds in the complex, market changes in mutual fund director compensation, changes in the operational and regulatory environment, and changes in the oversight role played by the Independent Directors.

On December 31, 2008, the directors and officers of the fund beneficially owned in the aggregate or of record less than 1% of any class of the fund’s outstanding shares.

On December 31, 2008, the following shareholders owned of record or beneficially 5% or more of a class of the outstanding shares of the fund.  Unless otherwise indicated, each of the shareholders listed below may be contacted c/o the fund at 100 Light Street, 32nd Floor, Baltimore, Maryland 21202, Attn:  Fund Secretary.

NAME and ADDRESS	CLASS	% OF CLASS HELD
Bank of America, N.A. TTEE for the B of A 401K for Legacy Fleet Plan 700 Louisiana St. Houston, TX 77002-2700	Institutional	43.71%
Bank of America, N.A. TTEE Bank of America 401K Plan 700 Louisiana St Houston, TX 77002-2700	Institutional	15.28%
RSI Retirement Trust 1983 Marcus Ave Ste 118 Lake Success, NY 11042-1016	Institutional	16.82%
Vanguard Fiduciary Trust P.O. Box 2600 Attn: Outside Funds Valley Forge, PA 19482-2600	Financial Intermediary	100%

THE FUND’S INVESTMENT ADVISER AND MANAGER

Legg Mason Fund Adviser, Inc. (“LMFA”), a wholly owned subsidiary of Legg Mason, Inc. (“Legg Mason”), a financial services holding company, serves as investment manager to the fund under an Investment Management Agreement between the LMFA and the Corporation on behalf of the fund (the “Management Agreement”).

Under the Management Agreement, LMFA is responsible, subject to the general supervision of the Board of Directors, for the actual management of the fund’s assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this SAI. LMFA also is responsible for the compensation of directors and officers of the Corporation who are employees of LMFA or its affiliates. LMFA receives for its services a fee as described in the Prospectus. As noted below, LMFA has delegated responsibility for the selection of the fund’s investments to the adviser.

The fund pays all of its other expenses that are not assumed by LMFA. These expenses include, among others, expenses of preparing and printing prospectuses, statements of additional information, proxy statements and reports and of distributing them to existing shareholders, custodian charges, transfer agency fees, organizational expenses, compensation of the directors who are not “interested persons” of LMFA, or its affiliates, as that term is defined in the 1940 Act, legal and audit expenses, insurance expenses, expenses of registering and qualifying shares of the fund for sale under federal and state law, Rule 12b-1 fees, governmental fees, expenses incurred in connection with membership in investment company organizations, interest expense, taxes and brokerage fees and commissions. The fund also is liable for such nonrecurring expenses as may arise, including litigation to which the fund or the Corporation may be a party. The Corporation may also have an obligation to indemnify its directors and officers with respect to litigation.

Under the Management Agreement, LMFA will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Management Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Management Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board of Directors, by vote of a majority of the fund’s outstanding voting securities, or by LMFA, on not less than 60 days’ prior notice to the Corporation, and may be terminated immediately upon the mutual written consent of LMFA and the Corporation.

LMFA receives for its services to the fund a management fee, calculated daily and payable monthly, at an annual rate of 0.70% of the average daily net assets of the fund. LMFA has contractually agreed to waive its fees or reimburse other expenses for the fund to the extent necessary to limit expenses related to Institutional Class shares and Financial Intermediary Class shares (exclusive of taxes, interest, brokerage and extraordinary expenses) to an annual rate of 0.95% and 1.20%, respectively, of average net assets attributable to these classes of shares until April 30, 2010. The fund has agreed to repay LMFA for reduced fees and reimbursed expenses provided that payment does not cause the fund’s annual operating expenses to exceed 0.95% of the average net assets of the Institutional Class shares and 1.20% of the average net assets of the Financial Intermediary Class shares and the payments are made within three years after the year in which LMFA earned the fee or incurred the expense.

For the following fiscal periods, the fund incurred management fees of (prior to fees waived):

Fiscal Period	Management Fees Paid
2008	$1,723,522
2007*	$2,529,385
2007**	$5,217,475
2006**	$6,093,944

*                 Period from April 1, 2007 to December 31, 2007.

**          Prior to April 1, 2007 the fund’s fiscal year ended March 31.

Management fees are allocated among each class based on their pro rata share of fund assets.

Adviser

Batterymarch Financial Management, Inc. (“Batterymarch”), 200 Clarendon Street, Boston, Massachusetts 02116, a wholly owned subsidiary of Legg Mason, serves as the Adviser to the fund under an Investment Advisory Agreement (the “Advisory Agreement”).

Under the Advisory Agreement, Batterymarch is responsible, subject to the general supervision of the Board of Directors and LMFA, for the actual management of the fund’s assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security, consistent with the investment objectives and policies described in the Prospectus and this SAI.  Batterymarch receives from LMFA for its services to the fund an advisory fee as described in the Prospectus.

Under the Advisory Agreement, Batterymarch will not be liable for any error of judgment or mistake of law or for any loss suffered by the fund in connection with the performance of the Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.

The Advisory Agreement terminates automatically upon assignment and is terminable with respect to the fund at any time without penalty by vote of the Board of Directors, by vote of a majority of the fund’s outstanding voting securities, or by Batterymarch, on not less than 60 days’ prior notice, and may be terminated immediately upon the mutual written consent of the parties.

Portfolio Manager

Batterymarch uses a team approach to investment management.  Members of the team may change from time to time.  The U.S. investment team is led by Yu-Nien (Charles) Ko, CFA, and Stephen A. Lanzendorf, CFA. The tables below provide information regarding other accounts for which Mr. Ko and Mr. Lanzendorf have day-to-day management responsibility.

Yu-Nien (Charles) Ko, CFA

As of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Registered Investment Companies	8	$1,839,484,497	0	0
Other pooled investment vehicle	6	$143,226,357	1	$5,689,256
Other accounts	90	$3,855,576,923	0	$331,725,831

Stephen A. Lanzendorf, CFA

As of December 31, 2008:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based
Registered Investment Companies	8	$1,839,484,497	0	0
Other pooled investment vehicle	6	$143,226,357	1	$5,689,256
Other accounts	90	$3,855,576,923	0	$331,725,831

Conflicts of Interest

Actual or potential conflicts may arise in managing multiple client accounts. A brief description of some of the potential conflicts of interest and compliance factors that may arise as a result is included below. We do not believe any of these potential conflicts of interest and compliance factors pose significant risk to the fund.

Allocation of Limited Investment Opportunities

If an investment team identifies a limited investment opportunity (including initial public offerings) that may be suitable for multiple client accounts, an account (including the fund) may not be able to take full advantage of that opportunity due to liquidity constraints or other factors. Batterymarch has adopted policies and procedures designed to ensure that allocations of limited investment opportunities are conducted in a fair and equitable manner between client accounts.

Although Batterymarch strives to ensure that client accounts managed under similar investment mandates have similar portfolio characteristics, Batterymarch does not “clone” client accounts (i.e., assemble multiple client accounts with identical portfolios of securities).  As a result, the portfolio of securities held in any single client account may perform better or worse than the portfolio of securities held in another similarly managed client account.

Allocation of Partially-Filled Transactions in Securities

Batterymarch often aggregates for execution as a single transaction orders for the purchase or sale of a particular security for multiple client accounts. If Batterymarch is unable to fill an aggregated order completely, but receives a partial fill, Batterymarch will typically allocate the transactions relating to the partially filled order to clients on a pro-rata basis with a minimum fill size. Batterymarch may make exceptions from this general policy from time to time based on factors such as the availability of cash, country/regional/sector allocation decisions, investment guidelines and restrictions, and the costs for minimal allocation actions.

Opposite (i.e., Contradictory) Transactions in Securities

Batterymarch provides investment advisory services for various clients and under various investment mandates and may give advice, and take action, with respect to any of those clients that may differ from the advice given, or the timing or nature of action taken, with respect to any other individual client account.

In the course of providing advisory services, Batterymarch may simultaneously recommend the sale of a particular security for one client account while recommending the purchase of the same or a similar security for another account. This may occur for a variety of reasons. For example, in order to raise cash to handle a redemption/withdrawal from a client account, Batterymarch may be forced to sell a security that is ranked a “buy” by its stock selection model.

Certain Batterymarch portfolio managers that manage long-only portfolios also manage portfolios that sell securities short. As such, Batterymarch may purchase or sell a security in one or more of its long-only portfolios under management during the same day it executes an opposite transaction in the same or a similar security for one or more of its portfolios under management that hold securities short, and certain Batterymarch client account portfolios may contain securities sold short that are simultaneously held as long positions in certain of the long-only portfolios managed by Batterymarch. The stock selection model(s), risk controls and portfolio construction rules used by Batterymarch to manage its clients’ long-only portfolios differ from the model and rules that are used to manage client account portfolios that hold securities short. Because different stock selection models, risk controls and portfolio construction rules are used, it is possible that the same or similar securities may be ranked differently for different mandates and that the timing of trading in such securities may differ.

Batterymarch has created certain compliance policies and procedures designed to minimize harm from such contradictory activities/events.

Selection of Brokers/Dealers

In selecting a broker or dealer, Batterymarch may choose a broker whose commission rate is in excess of that which another broker might have charged for the same transaction, based upon Batterymarch’s judgment of that broker’s superior execution capabilities and/or as a result of Batterymarch’s perceived value of the broker’s research services. Although Batterymarch does not participate in any traditional soft dollar arrangements whereby a broker purchases research from a third party on Batterymarch’s behalf, Batterymarch does receive proprietary research services from brokers. Batterymarch generally seeks to achieve trade executions with brokers of the highest quality and at the lowest possible cost, although there can be no assurance that this objective will always be achieved. Batterymarch does not enter into any arrangements with brokers, formal or otherwise, regarding order flow as a result of research received. Clients should consider that there is a potential conflict of interest between their interests in obtaining best execution and an investment adviser’s receipt of research from brokers selected by the investment adviser for trade executions. The proprietary research services which Batterymarch obtains from brokers may be used to service all of Batterymarch’s clients and not just those clients paying commissions to brokers providing those research services, and not all proprietary research may be used by Batterymarch for the benefit of the one or more client accounts which paid commissions to a broker providing such research.

Personal Securities Transactions

Batterymarch allows its employees to trade in securities that it recommends to advisory clients, including the fund. Batterymarch’s supervised persons, to the extent not prohibited by Batterymarch’s Code of Ethics, may buy, hold or sell securities or investment products (including interests in partnerships and investment companies) at or about the same time that Batterymarch is purchasing, holding or selling the same or similar securities or investment products for client account portfolios and the actions taken by such persons on a personal basis may be, or may be deemed to be, inconsistent with the actions taken by Batterymarch for its client accounts.  Clients should understand that these activities may create a conflict of interest between Batterymarch, its supervised persons and its clients.

Batterymarch employees may also invest in mutual funds, including the fund, and other commingled vehicles that are managed by Batterymarch. This may result in a potential conflict of interest since Batterymarch employees have knowledge of such funds’ investment holdings, which is non-public information.

To address this, Batterymarch has adopted a written Code of Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests (including shareholders’ interests in funds managed by Batterymarch).

Batterymarch and certain Batterymarch employees may also have ownership interests in certain other client accounts, including pooled investment vehicles, that invest in long and short positions. Firm and employee ownership of such accounts may create additional potential conflicts of interest for Batterymarch.

Performance-Based Fee Arrangements

Batterymarch manages some accounts under performance-based fee arrangements. Batterymarch recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an incentive to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To prevent conflicts of interest, Batterymarch generally requires portfolio decisions to be made on a product specific basis. Additionally, Batterymarch requires average pricing of all aggregated orders. Lastly, the investment performance on specific accounts is not a factor in determining the portfolio managers’ compensation; performance analysis is reviewed on an aggregate product basis.

Although Batterymarch believes that its policies and procedures are appropriate to prevent, eliminate or minimize the harm of many potential conflicts of interest between Batterymarch, its related persons and clients, fund shareholders should be aware that no set of policies and procedures can possibly anticipate or relieve all potential conflicts of interest. Moreover, it is possible that additional potential conflicts of interest may exist that Batterymarch has not identified in the summary above.

Batterymarch’s CCO conducts a review of the firm’s potential conflicts of interest and a risk assessment on an annual basis.

Compensation

In addition to customary employee benefits (e.g., medical coverage), compensation for investment professionals includes:

•                                          competitive base salaries;

•                                          individual performance-based bonuses based on the investment professionals’ added value to the products for which they are responsible measured on a one-, three- and five-year basis versus benchmarks and peer universes as well as their contributions to research, client service and new business development;

•                                          corporate profit sharing; and an

•                                          annual contribution to a non-qualified deferred compensation plan that has a cliff-vesting requirement (i.e., they must remain employed with the firm for 31 months to receive payment).

Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is generally not analyzed by any individual client portfolios.  Portfolio manager compensation is not tied to, nor increased or decreased as the direct result of, any performance fees that may be earned by Batterymarch. Lastly, portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch’s client portfolios.

As of December 31, 2008, Mr. Ko owned shares of the fund with a dollar value between $1 and $10,000.  As of December 31, 2008, Mr. Lanzendorf owned shares of the fund with a dollar value between $50,001 and $100,000.

Code of Ethics

The Corporation, the Manager, Batterymarch and LMIS each has adopted a code of ethics under Rule 17j-1 of the 1940 Act, which permits personnel covered by the code to invest in securities, that may be purchased or held by the fund, but prohibits fraudulent, deceptive or manipulative conduct in connection with that personal investing. With respect to transactions in Legg Mason Funds, personnel covered by the code: must hold fund shares purchased for at least sixty days, unless a specific waiver is granted by the person’s employer; and are prohibited from using their knowledge of the portfolio of a Legg Mason Fund to engage in any trade or short-term trading strategy involving that fund.

Proxy Voting

As the fund may hold various equity securities in its portfolio, it often has the right to vote by proxy on items of business with respect to issuers whose securities it owns.  The Legg Mason Funds have developed proxy voting procedures whereby, subject to Board oversight, the advisers and/or sub-advisers that actually manage the assets of the funds are delegated the responsibility for assessing and voting the funds’ proxies in accordance with their own proxy voting policies and procedures.  These policies and procedures include specific provisions to determine when a conflict exists between the fund and its adviser and its affiliates.  Copies of the proxy voting policies and procedures of the adviser are attached to this SAI as Appendix A.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge by calling 1-888-536-6432 (toll free) or through the SEC’s Internet site at http://www.sec.gov.

PORTFOLIO TRANSACTIONS AND BROKERAGE

The portfolio turnover rate is computed by dividing the lesser of purchases or sales of securities for the period by the average value of portfolio securities for that period.  Short-term securities are excluded from the calculation. Variations in the portfolio turnover rate from year to year may be due to a fluctuation volume of shareholder purchase and redemption orders or market conditions.

For the following fiscal periods, the fund’s portfolio turnover rates were as follows:

Fiscal Period	Portfolio Turnover
2008	92.9%
2007*	46.5	%***
2007**	84.7	%***

*                                         Period from April 1, 2007 to December 31, 2007.

**                                  Prior to April 1, 2007 the fund’s fiscal year ended March 31.

Under the Management Agreement and Advisory Agreement, LMFA and the adviser are responsible for the execution of the fund’s transactions. The adviser places all orders for the purchase and the sale of portfolio investments with broker-dealers selected by it in its discretion. Transactions on stock exchanges and other agency transactions involve the payment by the fund of brokerage commissions. There is generally no stated commission in the case of securities, such as U.S. Government securities, traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or markup. In selecting brokers or dealers, the adviser must seek the most favorable price (including the applicable dealer spread or brokerage commission) and execution for such transactions, subject to the possible payment as described below of higher brokerage commissions or spreads to broker-dealers who provide research and analysis. The fund may not always pay the lowest commission or spread available. Rather, in placing orders on behalf of the fund, the adviser also takes into account other factors bearing on the overall quality of execution, such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the services described below) and any risk assumed by the executing broker or dealer.

Consistent with the policy of most favorable price and execution, the adviser may give consideration to research, statistical and other services furnished by broker-dealers to the adviser for its use, may place orders with broker-dealers who provide supplemental investment and market research and securities and economic analysis, and may pay to these broker-dealers a higher brokerage commission than may be charged by other broker-dealers, or a higher transaction fee on so-called “riskless principal” trades in certain Nasdaq securities.  Such services include, without limitation, advice as to the value of securities; the advisability of investing in, purchasing, or selling securities; advice as to the availability of securities or of purchasers or sellers of securities; and furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. Such research and analysis may be useful to the adviser in connection with services to clients other than the fund whose brokerage generated the service.  On the other hand, research and analysis received by the adviser from brokers executing orders for clients other than the fund may be used for the fund’s benefit. The adviser’s fee is not reduced by reason of its receiving such brokerage and research services.

The fund may use brokerage firms affiliated with the adviser (“affiliated broker”) as its broker for agency transactions in listed and over-the-counter securities at commission rates and under circumstances consistent with the policy of best execution. Commissions paid to affiliated brokers will not exceed “usual and customary brokerage commissions.” Rule 17e-1 under the 1940 Act defines “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” In the over-the-counter market, the fund generally deals with responsible primary market-makers unless a more favorable execution can otherwise be obtained.

  For the following fiscal periods, the fund paid total brokerage commissions as follows:

2008	$420,749
2007*	$462,230
2007**	$1,219,463	***
2006**	$2,325,200

*                                       Period from April 1, 2007 to December 31, 2007.

**                                Prior to April 1, 2007 the fund’s fiscal period ended March 31.

***                         The decrease in commissions paid by the fund for the fiscal period ended March 31, 2007 relative to the prior fiscal year was due to a decrease in the volume and frequency of trades during that fiscal year and by the effect of slightly lower commission rates. The decrease in the volume and frequency of trades can be attributed to a decrease in the fund’s portfolio turnover rate and the decrease of average size of the portfolio.

No brokerage commissions were paid to affiliated persons of the fund, LMFA, Batterymarch or LMIS.

The fund held no shares of its regular broker-dealers or parent companies of its regular broker dealers as of December 31, 2008.

Except as permitted by SEC rules or orders, the fund may not buy securities from, or sell securities to, LMIS or its affiliated persons as principal, including so-called “riskless principal” trades. The Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the fund may purchase securities that are offered in certain underwritings in which LMIS or any of its affiliated persons is a participant. These procedures, among other things, limit the fund’s investment in the amount of securities of any class of securities offered in an underwriting in which LMIS or any of its affiliated persons is a participant so that the fund, together with all other registered investment companies having the same adviser and all private accounts controlled by the same adviser, may not purchase more than 25% of the principal amount of the offering of such class. In addition, the fund may not purchase securities during the existence of an underwriting if LMIS is the sole underwriter of those securities.  In no case in which the fund purchases securities in an underwriting in which LMIS or any affiliated person is a participant can the fund purchase the securities from LMIS or the affiliated person.

Section 11(a) of the Securities Exchange Act of 1934, as amended, prohibits LMIS from receiving compensation for executing transactions on an exchange for its affiliates, such as the fund, unless the affiliate expressly consents by written contract. The fund’s Management Agreement expressly provides such consent.

Investment decisions for the fund are made independently from those of other funds and accounts advised by the adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account’s ability to participate in large-volume transactions may produce better executions and prices.

THE FUND’S DISTRIBUTOR

LMIS acts as distributor of the fund’s shares pursuant to a Distribution Agreement with the fund. Except as noted in the Prospectus, the fund’s shares are distributed in a continuous offering. The Distribution Agreement obligates LMIS to promote the sale of fund shares and to pay certain expenses in connection with its distribution efforts, including expenses for the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the fund’s expense) and for supplementary sales literature and advertising costs.  The Distribution Agreement is terminable with respect to the fund without penalty, at any time, by the Board of Directors, by a vote of the holders of a majority of the shares of the fund, or by LMIS upon 60 days’ notice to the other party.

The fund has adopted Distribution Plans for Class A shares (“Class A Plan”), Class C shares (“Class C Plan”), Class R shares (“Class R Plan”) and Financial Intermediary Class shares (“Financial Intermediary Class Plan”) each a “Plan” which, among other things, permits the fund to pay LMIS fees for its services related to sales and distribution of Class A shares, Class C shares, Class R share and Financial Intermediary Class shares and the provision of ongoing services to holders of those shares. Payments with respect to a class are made only from assets attributable to that class. Under the Class A Plan, the aggregate fees may not exceed an annual rate of 0.25% of the fund’s average daily net assets attributable to Class A shares.  Under the Class C Plan, the aggregate fees may not exceed an annual rate of 1.00% of the fund’s average daily net assets attributable to Class C shares.  Under the Class R Plan, the aggregate fees may not exceed an annual rate of 0.75% (currently limited by the Board to 0.50%) of the fund’s average daily net assets attributable to Class R shares.  Under the Financial Intermediary Class Plan the aggregate fees may not exceed an annual rate of 0.40% (currently limited by the Board to 0.25%) of the fund’s average daily net assets attributable to Financial Intermediary Class shares. Distribution activities for which such payments may be made include, but are not limited to, compensation to persons who engage in or support distribution and redemption of shares, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead, travel and telephone expenses, all with respect to the respective class of shares only.  LMIS may pay all or a portion of the fees to Financial Advisers.  The Class A Plan and Class C Plan also provide that LMIS and Financial Advisers may receive all or a portion of the sales charges paid by Class A or Class C.

Amounts payable by the fund under a Plan need not be directly related to the expenses actually incurred by LMIS on behalf of the fund.  The Plans do not obligate the fund to reimburse LMIS for the actual expenses LMIS may incur under the Plans. Thus, even if LMIS’ actual expenses exceed the fee payable to LMIS at any given time, the fund will not be obligated to pay more than that fee. If LMIS’ expenses are less than the fee it receives, LMIS will retain the full amount of the fee.

The Plans were each adopted, as required by Rule 12b-1 under the 1940 Act, by a vote of the Board of Directors, including a majority of the Independent Directors who have no direct or indirect financial interest in the operation of any Plan or any Distribution Agreement (“12b-1 Directors”). In approving the establishment or continuation of each Plan, in accordance with the requirements of Rule 12b-1, the directors determined that there was a reasonable likelihood that the Plan would benefit the fund, the applicable class and its shareholders. The directors considered, among other things, the extent to which the potential benefits of the Plan to the fund’s Class A, Class C, Class R or Financial Intermediary Class shareholders, as applicable, could offset the costs of the applicable Plan; the likelihood that the Plan would succeed in producing such potential benefits; the merits of certain possible alternatives to the Plan; and the extent to which the retention of assets and additional sales of the fund’s Class A, Class C, Class R and Financial Intermediary Class shares, as applicable, would be likely to maintain or increase the amount of compensation paid by the fund to LMFA.

In considering the costs of each Plan, the directors gave particular attention to the fact that any payments made by the fund to LMIS under a Plan would increase the fund’s level of expenses applicable to Class A, Class C, Class R and Financial Intermediary Class in the amount of such payments. Further, the directors recognized that LMFA and Batterymarch would earn greater management or advisory fees if the fund’s assets were increased, because such fees are calculated as a percentage of the fund’s assets and thus would increase if net assets increase. The directors further recognized that there can be no assurance that any of the potential benefits described below would be achieved if the Plan was implemented.

Among the potential benefits of the Plans, the directors noted that the payment of distribution and service fees to LMIS for payment to securities brokers and their registered representatives could motivate them to improve their sales efforts with respect to the fund’s Class A shares, Class C shares, Class R shares and Financial Intermediary Class shares, as applicable, and to maintain and enhance the level of services they provide to that class of shareholders. These efforts, in turn, could lead to increased sales and reduced redemptions, eventually enabling the fund to achieve economies of scale and lower per share operating expenses. Any reduction in such expenses could serve to offset, at least in part, the additional expenses incurred by the fund in connection with the Plan. Furthermore, the investment management of the fund could be enhanced, as any net inflows of cash from new sales might enable its portfolio manager to take advantage of attractive investment opportunities, and the possible reduced redemptions could eliminate the potential need to liquidate attractive securities positions in order to raise the funds necessary to meet the redemption requests.

As compensation for its services and expenses, LMIS receives from the fund an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class A shares in accordance with the Class A Plan.  As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to up to 0.75% of its average daily net assets attributable to Class C shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class C shares in accordance with the Class C Plan.  As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to up to 0.50% of the fund’s average daily net assets attributable to Class R shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Class R shares in accordance with the Class R Plan. The Board of Directors has currently approved payment of only 0.50% (0.25% service fee and 0.25% distribution fee) under the Class R Plan.  As compensation for its services and expenses, LMIS receives from the fund an annual distribution fee equivalent to up to 0.15% of the fund’s average daily net assets attributable to Financial Intermediary Class shares and an annual service fee equivalent to up to 0.25% of its average daily net assets attributable to Financial Intermediary Class shares in accordance with the Financial Intermediary Class Plan. The Board of Directors has currently approved payment of only 0.25% (0.15% service fee and 0.10% distribution fee) under the Financial Intermediary Class Plan. All distribution and service fees are calculated daily and paid monthly.

The Plans will continue in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 Directors, cast in person at a meeting called for the purpose of voting on the Plan. A Plan may be terminated with respect to a class of the fund by a vote of a majority of the 12b-1 Directors or by vote of a majority of the outstanding voting securities of the applicable class of the fund. Any change in a Plan that would materially increase the distribution costs to the fund requires approval by the shareholders of the applicable class of that fund; otherwise a Plan may be amended by the directors, including a majority of the 12b-1 Directors.

Rule 12b-1 requires that any person authorized to direct the disposition of monies paid or payable by the fund, pursuant to each Plan or any related agreement, shall provide the Board of Directors, and the directors shall review, at least quarterly, a written report of the amounts so expended pursuant to each Plan and the purposes for which the expenditures were made.

For the fiscal year ended December 31, 2008, the fund paid distribution and service fees with respect to Financial Intermediary Class shares of $1,182.

All such fees were paid to LMIS, the fund’s Principal Underwriter as provided for in the underwriting agreement between LMIS and the fund and pursuant to the Plans.

CAPITAL STOCK INFORMATION

The Articles of Incorporation of the Corporation authorize issuance of 10 billion shares of common stock, par value $.001 per share, and the creation of additional series, each of which may issue separate classes of shares. The Corporation has two separate series, Global Opportunities Bond Fund and Batterymarch U.S. Small Capitalization Equity Portfolio. Each series currently offers Institutional Class and Financial Intermediary Class shares.  In addition, Global Opportunities Bond Fund offers Institutional Select Class shares and Batterymarch U.S. Small Capitalization Equity Portfolio offers Class A, Class C and Class R shares.  Each class represents interests in the same pool of assets. A separate vote is taken by a class of shares of a fund if a matter affects just that class of shares.

Each share in the fund is entitled to one vote for the election of directors and any other matter submitted to a vote of fund shareholders. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the fund are fully paid and nonassessable and have no preemptive or conversion rights.

Shareholder meetings will not be held except: where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and certain amendments to a plan of distribution pursuant to Rule 12b-1); at the request of a majority of the shares entitled to vote as set forth in the Bylaws of the Corporation; or as the Board of Directors from time to time deems appropriate.

THE CORPORATION’S CUSTODIAN AND
TRANSFER AND DIVIDEND-DISBURSING AGENT

State Street Bank and Trust Company (“State Street”), P.O. Box 1713, Boston, Massachusetts 02105, serves as custodian of the fund’s assets. BFDS, P.O. Box 953, Boston, Massachusetts 02103, as agent for State Street, serves as transfer and dividend-disbursing agent to the fund and administrator of various shareholder services. Shareholders who request a historical transcript of their account will be charged a fee based upon the number of years researched. The fund reserves the right to institute other charges on shareholders to cover the fund’s administrative costs.

THE CORPORATION’S LEGAL COUNSEL

K&L Gates LLP, 1601 K Street, N.W., Washington, D.C. 20006-1600, serves as counsel to the Corporation.

THE CORPORATION’S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP, 100 E. Pratt Street, Baltimore, MD 21202, serves as independent registered public accounting firm to the Corporation.

FINANCIAL STATEMENTS

The Annual Report to shareholders for the fiscal period ended December 31, 2007, contains the fund’s financial statements, accompanying notes and the report of PricewaterhouseCoopers LLP, the fund’s independent registered public accounting firm, all of which are hereby incorporated by reference herein, The Semi-Annual Report to Shareholders for the fiscal period ended June 30, 2008, contains the fund’s unaudited financial statements and accompanying notes all of which are hereby incorporated by reference herein.

APPENDIX A

LEGG MASON FUNDS

PROXY VOTING POLICIES

(Revised 8/11/2004)

These policies are designed to address the rights and responsibility of the Legg Mason funds to ensure that proxies held by the funds are voted in the best interests of each respective fund.  Some Legg Mason funds, particularly fixed-income funds, will rarely own securities that have corresponding voting rights.  Other funds, however, own equity securities and these policies are designed to assure that proxies are voted in the best interests of the funds, to address potential conflicts of interest, and to keep proxy voting records.

1.               Voting Proxies – Proxies solicited for items of business with respect to issuers whose voting securities are owned by a Legg Mason fund, if voted by the fund, must be voted in the best interests of the fund.

2.               Proxy Voting Policies of Advisers to Legg Mason Funds – Each investment adviser and sub-adviser to a Legg Mason fund must have written proxy voting policies and procedures, including policies and procedures to address potential material conflicts between an adviser and its clients (including the fund).  Each different adviser may have different proxy voting policies and procedures that are individually tailored to fit its respective businesses and investment styles.

3.               Funds’ Proxy Voting Policies and Procedures  – The investment advisers and sub-advisers to the Legg Mason funds are responsible for managing the assets of the fund or funds they manage, including voting proxies.  In accordance with the procedures noted below, the Board of Directors/Trustees of the Legg Mason funds will initially and periodically review and approve the use of the advisers’ policies for the voting of the funds’ proxies.  The policies and procedures that a fund will utilize with respect to proxy voting shall be the proxy voting policies and procedures of the adviser or sub-adviser that actually manages the assets of the fund.  Each adviser or sub-adviser is responsible for maintaining all proxy voting records required to be established and maintained by the Legg Mason funds and shall provide such records to the funds upon request.

4.               Annual Review – An adviser’s proxy voting policies and procedures must be initially reviewed and their use on behalf of a Legg Mason fund approved by the Board of Directors/Trustees.  In addition, on an annual basis, each adviser must report any significant problems that arose during the year, any material conflicts, how such conflicts were addressed, and the total number of proxies voted during the previous year.  Advisers should also be prepared to discuss any novel or controversial proxy votes during their semi-annual reports to the Board of Directors/Trustees and any votes that were made inconsistent with the adviser’s stated proxy voting policies and procedures.

5.               Changes to Advisers’ Policies and Procedures - On an annual basis, any changes to an adviser’s proxy voting policies and procedures, as relevant to the funds, must be reported to the Board of Directors/Trustees, which shall review and, in its discretion, approve the use of such amended proxy voting policies and procedures.

Legg Mason Fund Adviser, Inc.

Proxy Voting Policy

LMFA delegates to each sub-adviser the responsibility for voting proxies for its funds, as applicable, to each sub-adviser through its contracts with each sub-adviser.  Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the funds if the funds’ Board reviews and approves the use of those policies and procedures.  Accordingly, LMFA does not expect to have proxy-voting responsibility for any of the funds.

Should LMFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMFA (or its affiliates if such conflict is known to persons responsible for voting at LMFA) and any fund, the Board of Directors of LMFA shall consider how to address the conflict and/or how to vote the proxies. LMFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.

LMFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the funds as required for the funds to comply with applicable rules under the Investment Company Act of 1940.  LMFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

Questions regarding this policy should be referred to the Legal and Compliance Department of Legg Mason, Inc.

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PROXY VOTING POLICIES AND PROCEDURES

INTRODUCTION

Batterymarch’s primary focus and responsibility is to preserve and enhance its clients’ investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders.  Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch’s votes are cast in a consistent manner that place our clients’ interests first.

Batterymarch’s Proxy Voting Philosophy and Guidelines are an integral part of this document.

VOTING AND MONITORING RESPONSIBILITY

Batterymarch’s Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained RiskMetrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance, to provide dayto-day proxy voting services, including, but not limited to, obtaining proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. (RiskMetrics Group’s ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Batterymarch’s compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch’s fiduciary obligations are met.

VOTING AUTHORITY

Batterymarch assumes voting authority for all client accounts unless a client’s Investment Management Agreement explicitly states otherwise.

HOW PROXIES ARE VOTED

Batterymarch’s policy is generally to vote in accordance with the recommendations of ISS.  Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines. In such cases, provided that Batterymarch’s Compliance Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS’s proxy voting guidelines, Batterymarch will override the voting recommendation of ISS.

Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch’s policy regarding when it may not vote proxies is described below.

CONFLICTS OF INTEREST

Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch’s employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch’s clients. With the ability to influence the outcome of a corporation’s shareholder meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS.

If one or more members of Batterymarch’s investment teams believe that it will be in the best interests of clients to vote in contradiction with ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines, Batterymarch’s Compliance Department will be responsible for identifying whether any proxy voting proposals present a conflict of interest. If such a proposal is identified, Batterymarch’s compliance personnel will decide whether it presents a material conflict of interest.

If a conflict of interest is identified, proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).

If Batterymarch’s Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either the recommendations of (a) ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.

WHEN BATTERYMARCH MAY NOT VOTE

Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. Voting in foreign markets typically incurs higher costs than voting in the U.S. Among the various costs associated with voting foreign shares are fees for translating meeting materials, custody fees, and charges for obtaining power of attorney documents. We have identified the most significant potential cost as the loss of liquidity connected with voting where share blocking restrictions apply.

Share blocking restrictions are designed to establish eligibility for voting and require that shares be blocked from trading for a period of time before and/or after a shareholder meeting. During the blocking period, any pending trades in blocked shares will not settle. Depending on the market, this period can last from one day to several weeks, assuming a quorum is achieved. If the first call for a meeting fails to meet quorum, it may be necessary to conduct a second or even third call, thereby extending the blocking period. If a sale of blocked shares must be executed to satisfy a client redemption request or is otherwise deemed desirable by Batterymarch, it will settle late and potentially be subject to interest charges or other punitive fees or practices such as automatic buy-in procedures.

Because of these inherent risks, we have decided not to vote when share blocking applies unless we determine that a particular proposal or series of proposals is likely to represent a substantial increase or decrease in shareholder value and/or rights. This decision will be based on the determination of Batterymarch’s investment personnel.

ISS sends a periodic report of securities with upcoming meetings where share blocking applies.  This report details the type of meeting, the market and the blocking period. Batterymarch’s Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.

RECORDKEEPING AND REPORTING

ISS maintains complete records of all votes cast on behalf of each of Batterymarch’s client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.

REQUESTS TO OBTAIN PROXY VOTING INFORMATION

Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients’ reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request.  A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch’s Compliance Department.

Client requests for obtaining information about Batterymarch’s proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:

By mail

Batterymarch Financial Management, Inc.

Attention: Compliance Department

John Hancock Tower

200 Clarendon Street, 49th Floor

Boston, Massachusetts 02116

USA

By telephone

(617)266-8300

BATTERYMARCH FINANCIAL MANAGEMENT, INC.

PROXY VOTING PHILOSOPHY

Batterymarch recognizes that proxy voting is an integral part of its responsibilities as an investment manager. As a general principle, Batterymarch believes proxies should be voted solely in the best interests of its clients. Batterymarch generally votes proxies with a view to enhancing the value of the securities held in client accounts; Batterymarch will generally vote in favor for any proposal that will maximize shareholder wealth or expand shareholder rights, and vote against any proposal that might decrease shareholder wealth or rights.

When Batterymarch is responsible for voting proxies, Batterymarch’s policy is generally to vote in accordance with the recommendations of RiskMetrics Group’s ISS Governance Services unit (“ISS”), a recognized authority on proxy voting and corporate governance. (RiskMetrics Group’s ISS Governance Services unit was formerly known as Institutional Shareholder Services.) Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Taft-Hartley Advisory Services, an independent research team of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO Proxy Voting Guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.

PROXY VOTING GUIDELINES

In the absence of any specific direction from clients, proxy voting will normally be conducted in accordance with ISS’s standard guidelines. The following attachments are concise summaries of ISS’s standard proxy voting policy guidelines relating to domestic and global proxies.

ISS Governance Services

Concise Summary of 2008 U.S. Proxy Voting Guidelines

Effective for Meetings on or after Feb. 1, 2008

Updated Dec. 21, 2007

1. Auditors

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

• An auditor has a financial interest in or association with the company, and is therefore not independent;

• There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;

• Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

• Fees for non-audit services (“other” fees) are excessive.

Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account:

• The tenure of the audit firm;

• The length of rotation specified in the proposal;

• Any significant audit-related issues at the company;

• The number of audit committee meetings held each year;

• The number of financial experts serving on the committee; and

• Whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

2. Board of Directors

Voting on Director Nominees in Uncontested Elections

Vote AGAINST or WITHHOLD from individual directors who:

• Attend less than 75 percent of the board and committee meetings without a valid excuse;

• Sit on more than six public company boards;

• Are CEOs of public companies who sit on the boards of more than two public companies besides their own–withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

• The company’s proxy indicates that not all directors attended 75 percent of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;

• The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;

• The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;

• The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

• The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);

• The board failed to act on takeover offers where the majority of the shareholders tendered their shares;

• At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;

• The company is a Russell 3000 company that underperformed its industry group (GICS group) under ISS’ “Performance Test for Directors” policy;

• The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election—any or all appropriate nominees (except new) may be held accountable.

Vote AGAINST or WITHHOLD from inside directors and affiliated outside directors when:

• The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;

• The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

• The company lacks a formal nominating committee, even if board attests that the independent directors fulfill the functions of such a committee;

• The full board is less than majority independent.

Vote AGAINST or WITHHOLD from the members of the audit committee if:

• The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification”);

• Poor accounting practices are identified which rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or

• There is persuasive evidence that the audit committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote AGAINST or WITHHOLD from the members of the compensation committee if:

• There is a negative correlation between the chief executive’s pay and company performance;

• The company reprices underwater options for stock, cash or other consideration without prior shareholder approval, even if allowed in their equity plan;

• The company fails to submit one-time transfers of stock options to a shareholder vote;

• The company fails to fulfill the terms of a burn-rate commitment made to shareholders;

• The company has backdated options (see “Options Backdating” policy);

• The company has poor compensation practices (see “Poor Pay Practices” policy). Poor pay practices may warrant withholding votes from the CEO and potentially the entire board as well. Vote AGAINST or WITHHOLD from directors, individually or the entire board, for egregious actions or failure to replace management as appropriate.

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board. Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting. Generally vote FOR proposals to restore or provide for cumulative voting unless:

• The company has proxy access or a similar structure to allow shareholders to nominate directors to the company’s ballot; and

• The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections. Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50 percent).

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all the following:

• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

• presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

• serves as liaison between the chairman and the independent directors;

• approves information sent to the board;

• approves meeting agendas for the board;

• approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

• has the authority to call meetings of the independent directors;

• if requested by major shareholders, ensures that he is available for consultation and direct communication;

• The company publicly discloses a comparison of the duties of its independent lead director and its chairman;

• The company publicly discloses a sufficient explanation of why it chooses not to give the position of chairman to the independent lead director, and instead combine the chairman and CEO positions;

• Two-thirds independent board;

• All independent key committees;

• Established governance guidelines;

• The company should not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns*, unless there has been a change in the Chairman/CEO position within that time; and

• The company does not have any problematic governance issues.

Vote FOR the proposal if the company does not provide disclosure with respect to any or all of the bullet points above. If disclosure is provided, evaluate on a CASE-BY-CASE basis.

* The industry peer group used for this evaluation is the average of the 12 companies in the same six-digit GICS group that are closest in revenue to the company. To fail, the company must underperform its index and industry group on all four measures (one- and three-year on industry peers and index).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats. Companies are strongly encouraged to also adopt a post-election policy (also known as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Open Access

Vote shareholder proposals asking for open or proxy access on a CASE-BY-CASE basis, taking into account:

• The ownership threshold proposed in the resolution;

• The proponent’s rationale for the proposal at the targeted company in terms of board and director conduct.

3. Proxy Contests

Voting for Director Nominees in Contested Elections

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

• Long-term financial performance of the target company relative to its industry;

• Management’s track record;

• Background to the proxy contest;

• Qualifications of director nominees (both slates);

• Strategic plan of dissident slate and quality of critique against management;

• Likelihood that the proposed goals and objectives can be achieved (both slates);

• Stock ownership positions.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

• The election of fewer than 50 percent of the directors to be elected is contested in the election;

• One or more of the dissident’s candidates is elected;

• Shareholders are not permitted to cumulate their votes for directors; and

• The election occurred, and the expenses were incurred, after the adoption of this bylaw.

4. Takeover Defenses

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The  company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

• Shareholders have approved the adoption of the plan; or

• The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

• No lower than a 20 percent trigger, flip-in or flip-over;

• A term of no more than three years;

• No dead-hand, slow-hand, no-hand, or similar feature that limits the ability of a future board to redeem the pill;

• Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting, or seek a written consent to vote on rescinding the pill.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings. Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements

Vote AGAINST proposals to require a supermajority shareholder vote. Vote FOR proposals to lower supermajority vote requirements.

5. Mergers and Corporate Restructurings

For mergers and acquisitions, review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

• Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.

• Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

Management should also have a favorable track record of successful integration of historical acquisitions.

• Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The aggregate CIC figure may be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

• Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

6. State of Incorporation

Reincorporation Proposals

Vote CASE-BY-CASE on proposals to change a company’s state of incorporation, taking into consideration both financial and corporate governance concerns, including:

• The reasons for reincorporating;

• A comparison of the governance provisions;

• Comparative economic benefits; and

• A comparison of the jurisdictional laws.

7. Capital Structure

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance using a model developed by ISS. Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.  In addition, for capital requests less than or equal to 300 percent of the current authorized shares that marginally fail the calculated allowable cap (i.e., exceed the allowable cap by no more than 5 percent), on a CASE-BY-CASE basis, vote FOR the increase based on the company’s performance and whether the company’s ongoing use of shares has shown prudence. Factors should include, at a minimum, the following:

• Rationale;

• Good performance with respect to peers and index on a five-year total shareholder return basis;

• Absence of non-shareholder approved poison pill;

• Reasonable equity compensation burn rate;

• No non-shareholder approved pay plans; and

• Absence of egregious equity compensation practices.

Dual-Class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights. Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or sub-voting common stock if:

• It is intended for financing purposes with minimal or no dilution to current shareholders;

• It is not designed to preserve the voting power of an insider or significant shareholder.

Issue Stock for Use with Rights Plan

Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a non-shareholder approved shareholder rights plan (poison pill).

Preferred Stock

Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock), and AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose. Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense), and FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.

8. Executive and Director Compensation

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

• The total cost of the company’s equity plans is unreasonable;

• The plan expressly permits the repricing of stock options without prior shareholder approval;

• There is a disconnect between CEO pay and the company’s performance;

• The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group; or

• The plan is a vehicle for poor pay practices.

Poor Pay Practices

Vote AGAINST or WITHHOLD from compensation committee members, the CEO, and potentially the entire board, if the company has poor compensation practices. Vote AGAINST equity plans if the plan is a vehicle for poor compensation practices.

The following practices, while not exhaustive, are examples of poor compensation practices:

• Egregious employment contracts (e.g., multi-year guarantees for salary increases, bonuses, and equity compensation);

• Excessive perks (overly generous cost and/or reimbursement of taxes for personal use of corporate aircraft, personal security systems maintenance and/or installation, car allowances, and/or other excessive arrangements relative to base salary);

• Abnormally large bonus payouts without justifiable performance linkage or proper disclosure (e.g., performance metrics that are changed, canceled, or replaced during the performance period without adequate explanation of the action and the link to performance);

• Egregious pension/SERP (supplemental executive retirement plan) payouts (inclusion of additional years of service not worked that result in significant payouts, or inclusion of performance-based equity awards in the pension calculation;

• New CEO with overly generous new hire package (e.g., excessive “make whole” provisions);

• Excessive severance and/or change-in-control provisions: Inclusion of excessive change-in-control or severance payments, especially those with a multiple in excess of 3X cash pay;

• Severance paid for a “performance termination,” (i.e., due to the executive’s failure to perform job functions at the appropriate level);

• Change-in-control payouts without loss of job or substantial diminution of job duties (single-triggered);

• Perquisites for former executives such as car allowances, personal use of corporate aircraft, or other inappropriate arrangements;

• Poor disclosure practices, (unclear explanation of how the CEO is involved in the pay setting process, retrospective performance targets and methodology not discussed, or methodology for benchmarking practices and/or peer group not disclosed and explained);

• Internal pay disparity (e.g., excessive differential between CEO total pay and that of next highest-paid named executive officer);

• Other excessive compensation payouts or poor pay practices at the company.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

• Director stock ownership guidelines with a minimum of three times the annual cash retainer.

• Vesting schedule or mandatory holding/deferral period:

• A minimum vesting of three years for stock options or restricted stock; or

• Deferred stock payable at the end of a three-year deferral period.

• Mix between cash and equity:

• A balanced mix of cash and equity, for example 40 percent cash/60 percent equity or 50 percent cash/50 percent equity; or

• If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

• No retirement/benefits and perquisites provided to non-employee directors; and

• Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Employee Stock Purchase Plans—Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

• Purchase price is at least 85 percent of fair market value;

• Offering period is 27 months or less; and

• The number of shares allocated to the plan is 10 percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

• Purchase price is less than 85 percent of fair market value; or

• Offering period is greater than 27 months; or

• The number of shares allocated to the plan is more than 10 percent of the outstanding shares.

Employee Stock Purchase Plans—Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

• Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);

• Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;

• Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;

• No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Options Backdating

In cases where a company has practiced options backdating, vote AGAINST or WITHHOLD on a CASE-BY-CASE basis from the members of the compensation committee, depending on the severity of the practices and the subsequent corrective actions on the part of the board. Vote AGAINST or WITHHOLD from the compensation committee members who oversaw the questionable options practices or from current compensation committee members who fail to respond to the issue proactively, depending on several factors, including, but not limited to:

• Reason and motive for the options backdating issue (inadvertent vs. deliberate grant date changes);

• Length of time of options backdating;

• Size of restatement due to options backdating;

• Corrective actions taken by the board or compensation committee, such as canceling or repricing backdated options, or recoupment of option gains on backdated grants;

• Adoption of a grant policy that prohibits backdating, and creation of a fixed grant schedule or window period for equity grants going forward.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options, considering:

• Historic trading patterns—the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;

• Rationale for the re-pricing—was the stock price decline beyond management’s control?

• Is this a value-for-value exchange?

• Are surrendered stock options added back to the plan reserve?

• Option vesting—does the new option vest immediately or is there a black-out period?

• Term of the option—the term should remain the same as that of the replaced option;

• Exercise price—should be set at fair market or a premium to market;

• Participants—executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s three-year average burn rate. In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements. Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price.

Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Stock Plans in Lieu of Cash

Vote CASE-by-CASE on plans that provide participants with the option of taking all or a portion of their cash compensation in the form of stock, and on plans that do not provide a dollar-for-dollar cash for stock exchange. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered using the binomial option pricing model. In an effort to capture the total cost of total compensation, ISS will not make any adjustments to carve out the in-lieu-of cash compensation. Vote FOR non-employee director-only equity plans that provide a dollar-for-dollar cash-for-stock exchange.

Transfer Programs of Stock Options

Vote AGAINST or WITHHOLD from compensation committee members if they fail to submit one-time transfers to shareholders for approval.

Vote CASE-BY-CASE on one-time transfers. Vote FOR if:

• Executive officers and non-employee directors are excluded from participating;

• Stock options are purchased by third-party financial institutions at a discount to their fair value using option pricing models such as Black-Scholes or a Binomial Option Valuation or other appropriate financial models;

• There is a two-year minimum holding period for sale proceeds (cash or stock) for all participants.

Additionally, management should provide a clear explanation of why options are being transferred and whether the events leading up to the decline in stock price were beyond management’s control. A review of the company’s historic stock price volatility should indicate if the options are likely to be back “in-the-money” over the near term.

Vote AGAINST equity plan proposals if the details of ongoing Transfer of Stock Options programs are not provided to shareholders. Since TSOs will be one of the award types under a stock plan, the ongoing TSO program, structure and mechanics must be disclosed to shareholders. The specific criteria to be considered in evaluating these proposals include, but not limited, to the following:

• Eligibility;

• Vesting;

• Bid-price;

• Term of options;

• Transfer value to third-party financial institution, employees and the company.

Amendments to existing plans that allow for introduction of transferability of stock options should make clear that only options granted post-amendment shall be transferable.

Shareholder Proposals on Compensation

Advisory Vote on Executive Compensation (Say-on-Pay)

Generally, vote FOR shareholder proposals that call for non-binding shareholder ratification of the compensation of the named executive officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.

Compensation Consultants–Disclosure of Board or Company’s Utilization

Generally vote FOR shareholder proposals seeking disclosure regarding the company, board, or compensation committee’s use of compensation consultants, such as company name, business relationship(s) and fees paid.

Disclosure/Setting Levels or Types of Compensation for Executives and Directors

Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.  Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation. Vote AGAINST shareholder proposals requiring director fees be paid in stock only. Vote CASE-BY-CASE on all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

Pay for Superior Performance

Generally vote FOR shareholder proposals based on a case-by-case analysis that requests the board establish a pay-for-superior performance standard in the company’s compensation plan for senior executives. The proposal should have the following principles:

• Sets compensation targets for the plan’s annual and long-term incentive pay components at or below the peer group median;

• Delivers a majority of the plan’s target long-term compensation through performance-vested, not simply time-vested, equity awards;

• Provides the strategic rationale and relative weightings of the financial and non-financial performance metrics or criteria used in the annual and performance-vested long-term incentive components of the plan;

• Establishes performance targets for each plan financial metric relative to the performance of the company’s peer companies;

• Limits payment under the annual and performance-vested long-term incentive components of the plan to when the company’s performance on its selected financial performance metrics exceeds peer group median performance.

Consider the following factors in evaluating this proposal:

• What aspects of the company’s annual and long-term equity incentive programs are performance driven?

• If the annual and long-term equity incentive programs are performance driven, are the performance criteria and hurdle rates disclosed to shareholders or are they benchmarked against a disclosed peer group?

• Can shareholders assess the correlation between pay and performance based on the current disclosure?

• What type of industry and stage of business cycle does the company belong to?

Performance-Based Awards

Vote CASE-BY-CASE on shareholder proposal requesting that a significant amount of future long-term incentive compensation awarded to senior executives shall be performance-based and requesting that the board adopt and disclose challenging performance metrics to shareholders, based on the following analytical steps:

• First, vote FOR shareholder proposals advocating the use of performance-based equity awards, such as performance contingent options or restricted stock, indexed options or premium-priced options, unless the proposal is overly restrictive or if the company has demonstrated that it is using a “substantial” portion of performance-based awards for its top executives. Standard stock options and performance-accelerated awards do not meet the criteria to be considered as performance-based awards. Further, premium-priced options should have a premium of at least 25 percent and higher to be considered performance-based awards.

• Second, assess the rigor of the company’s performance-based equity program. If the bar set for the performance-based program is too low based on the company’s historical or peer group comparison, generally vote FOR the proposal. Furthermore, if target performance results in an above target payout, vote FOR the shareholder proposal due to program’s poor design. If the company does not disclose the performance metric of the performance-based equity program, vote FOR the shareholder proposal regardless of the outcome of the first step to the test.

In general, vote FOR the shareholder proposal if the company does not meet both of these two requirements.

Pre-Arranged Trading Plans (10b5-1 Plans)

Generally vote FOR shareholder proposals calling for certain principles regarding the use of prearranged trading plans (10b5-1 plans) for executives. These principles include:

• Adoption, amendment, or termination of a 10b5-1 plan must be disclosed within two business days in a Form 8-K;

• Amendment or early termination of a 10b5-1 plan is allowed only under extraordinary circumstances, as determined by the board;

• Ninety days must elapse between adoption or amendment of a 10b5-1 plan and initial trading under the plan;

• Reports on Form 4 must identify transactions made pursuant to a 10b5-1 plan;

• An executive may not trade in company stock outside the 10b5-1 Plan.

• Trades under a 10b5-1 plan must be handled by a broker who does not handle other securities transactions for the executive.

Recoup Bonuses

Vote on a CASE-BY-CASE on proposals to recoup unearned incentive bonuses or other incentive payments made to senior executives if it is later determined that fraud, misconduct, or negligence significantly contributed to a restatement of financial results that led to the awarding of unearned incentive compensation, taking into consideration:

• If the company has adopted a formal recoupment bonus policy; or

• If the company has chronic restatement history or material financial problems.

Severance Agreements for Executives/Golden Parachutes

Vote FOR shareholder proposals requiring that golden parachutes or executive severance agreements be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts. Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include, but is not limited to, the following:

• The triggering mechanism should be beyond the control of management;

• The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the change of control);

• Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. Change in control is defined as a change in the company ownership structure.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans. Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

9. Corporate Social Responsibility (CSR) Issues

Consumer Lending

Vote CASE-BY CASE on requests for reports on the company’s lending guidelines and procedures, including the establishment of a board committee for oversight, taking into account:

• Whether the company has adequately disclosed mechanisms to prevent abusive lending practices;

• Whether the company has adequately disclosed the financial risks of the lending products in question;

• Whether the company has been subject to violations of lending laws or serious lending controversies;

• Peer companies’ policies to prevent abusive lending practices.

Pharmaceutical Pricing

Generally vote AGAINST proposals requesting that companies implement specific price restraints on pharmaceutical products unless the company fails to adhere to legislative guidelines or industry norms in its product pricing.

Vote CASE-BY-CASE on proposals requesting that the company evaluate their product pricing considering:

• The existing level of disclosure on pricing policies;

• Deviation from established industry pricing norms;

• The company’s existing initiatives to provide its products to needy consumers;

• Whether the proposal focuses on specific products or geographic regions.

Product Safety and Toxic Materials

Generally vote FOR proposals requesting the company to report on its policies, initiatives/procedures, and oversight mechanisms related to toxic materials and/or product safety in its supply chain, unless:

• The company already discloses similar information through existing reports or policies such as a supplier code of conduct and/or a sustainability report;

• The company has formally committed to the implementation of a toxic materials and/or product safety and supply chain reporting and monitoring program based on industry norms or similar standards within a specified time frame; and

• The company has not been recently involved in relevant significant controversies or violations.

Vote CASE-BY-CASE on resolutions requesting that companies develop a feasibility assessment to phaseout of certain toxic chemicals and/or evaluate and disclose the financial and legal risks associated with utilizing certain chemicals, considering:

• Current regulations in the markets in which the company operates;

• Recent significant controversy, litigation, or fines stemming from toxic chemicals or ingredients at the company; and

• The current level of disclosure on this topic.

Climate Change

In general, vote FOR resolutions requesting that a company disclose information on the impact of climate change on the company’s operations unless:

• The company already provides current, publicly available information on the perceived impact that climate change may have on the company as well as associated policies and procedures to address such risks and/or opportunities;

• The company’s level of disclosure is comparable to or better than information provided by industry peers; and

• There are no significant fines, penalties, or litigation associated with the company’s environmental performance.

Greenhouse Gas Emissions

Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business. Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines, or litigation resulting from greenhouse gas emissions.

Political Contributions and Trade Associations Spending

Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

• The company is in compliance with laws governing corporate political activities; and

• The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

Vote AGAINST proposals to publish in newspapers and public media the company’s political contributions as such publications could present significant cost to the company without providing commensurate value to shareholders. Vote CASE-BY-CASE on proposals to improve the disclosure of a company’s political contributions and trade association spending, considering:

• Recent significant controversy or litigation related to the company’s political contributions or governmental affairs; and

• The public availability of a company policy on political contributions and trade association spending including information on the types of organizations supported, the business rationale for supporting these organizations, and the oversight and compliance procedures related to such expenditures.

Vote AGAINST proposals barring the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage. Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

Sustainability Reporting

Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

• The company already discloses similar information through existing reports or policies such as an environment, health, and safety (EHS) report; a comprehensive code of corporate conduct; and/or a diversity report; or

• The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

2008 Concise Global Proxy Voting Guidelines

1. Operational Items

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

• There are concerns about the accounts presented or audit procedures used; or

• The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

• There are serious concerns about the accounts presented or the audit procedures used;

• The auditors are being changed without explanation; or

• Non-audit-related fees are substantial or are routinely in excess of standard annual audit-related fees.

Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or reelection of statutory auditors, unless:

• There are serious concerns about the statutory reports presented or the audit procedures used;

• Questions exist concerning any of the statutory auditors being appointed; or

• The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

• The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

• The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. Board of Directors

Director Elections

Vote FOR management nominees in the election of directors, unless:

• Adequate disclosure has not been provided in a timely manner;

• There are clear concerns over questionable finances or restatements;

• There have been questionable transactions with conflicts of interest;

• There are any records of abuses against minority shareholder interests; or

• The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Please see the International Classification of Directors on the following page.

ISS Classification of Directors – International Policy 2008

Executive Director

• Employee or executive of the company;

• Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

Non-Independent Non-Executive Director (NED)

• Any director who is attested by the board to be a non-independent NED;

• Any director specifically designated as a representative of a significant shareholder of the company;

• Any director who is also an employee or executive of a significant shareholder of the company;

• Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

• Government representative;

• Currently provides (or a relative (1) provides) professional services (2) to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

(1) “Relative” follows the U.S. SEC’s definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

(2) Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

• Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test(3));

• Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;

• Relative(1) of a current employee of the company or its affiliates;

• Relative(1) of a former executive of the company or its affiliates;

• A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);

• Founder/co-founder/member of founding family but not currently an employee;

• Former executive (5 year cooling off period);

• Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.(4)

Independent NED

• No material (5) connection, either directly or indirectly, to the company other than a board seat.

Employee Representative

• Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

Discharge of Board and Management

Vote FOR discharge of the board and management, unless:

• There are serious questions about actions of the board or management for the year in question; or

• Legal action is being taken against the board by other shareholders.

Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.

(3) If the company makes or receives annual payments exceeding the greater of $200,000 or five percent of the recipient’s gross revenues (the recipient is the party receiving the financial proceeds from the transaction).

(4) For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

(5) For purposes of ISS' director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise) that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual's ability to satisfy requisite fiduciary standards on behalf of shareholders.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. Capital Structure

Share Issuance Requests

General Issuances:

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

• The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

• The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional supervoting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’ guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Vote FOR share repurchase plans, unless:

• Clear evidence of past abuse of the authority is available; or

• The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. Other

Reorganizations/Restructurings

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

• Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable?

While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

• Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

• Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable.

Management should also have a favorable track record of successful integration of historical acquisitions.

• Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

• Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

Vote related-party transactions on a CASE-BY-CASE basis.

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Antitakeover Mechanisms

Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Legg Mason Charles Street Trust, Inc.

Part C.		Other Information

Item 23.		Exhibits

(a)	(i)	Articles of Amendment and Restatement filed June 3, 1998 (1)
	(ii)	Articles Supplementary filed June 3, 1998 (1)
	(iii)	Articles of Amendment filed September 21, 1998 (4)
	(iv)	Articles Supplementary filed October 1, 1999 (3)
	(v)	Articles of Amendment filed October 1, 1999 (3)
	(vi)	Articles Supplementary filed October 3, 2000 (4)
	(vii)	Articles of Amendment filed April 27, 2001 (4)
	(viii)	Articles Supplementary filed August 21, 2006 (11)

(ix)	Articles of Amendment (17)

(x)	Articles Supplementary filed December 18, 2008 — filed herewith

(b)	Amended and Restated Bylaws (14)

(c)

Instruments defining rights of security holders with respect to Legg Mason Charles Street Trust, Inc. are contained in the Articles of Amendment and Restatement (with subsequent amendments) and in the Amended and Restated Bylaws which are incorporated by reference to Exhibits (a) and (b) to Post-Effective Amendment No. 9 to Registrant’s Registration Statement, SEC File No. 333-44423, filed May 29, 2003.

(d)	(i)	Investment Management Agreement —
Batterymarch U.S. Small Capitalization Equity Portfolio (5)
	(ii)	Form of Investment Management Agreement —
Global Opportunities Bond Fund (11)
	(iv)	Investment Advisory Agreement —
Batterymarch U.S. Small Capitalization Equity Portfolio (5)
	(iv)	Form of Investment Advisory Agreement —
Global Opportunities Bond Fund (11)
	(v)	Fee Waiver Agreement: Batterymarch U.S. Small Capitalization Equity Portfolio (15)
	(vi)	Fee Waiver Agreement: Global Opportunities Bond Fund (15)

(e)	Distribution Agreement (15)
	(i)	Anti-Money Laundering Delegation Agreement dated November 3, 2006 (13)
	(ii)	Amendment No. 1 to the Distribution Agreement dated December 15, 2006 (15)
	(iii)	Form of Dealer Agreement (10)

(f)	Bonus, profit sharing or pension plans — none

(g)	(i)	Custodian Contract (2)
	(ii)	Amendment to Custodian Contract dated July 1, 2001 (5)
	(iii)	Form of Amendment to Custodian Contract (11)

(h)	(i)	Transfer Agency and Service Agreement (2)
	(ii)	Amendment to Transfer Agency and Service Agreement dated November 1, 2001 (6)
	(iii)	Form of Amendment to Transfer Agency and Service Agreement (11)

(i)	Opinion of counsel — filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm — filed herewith.

(k)	Financial statements omitted from Item 22 — not applicable

(l)	Agreement for providing initial capital — none

(m)	(i)	Plan pursuant to Rule 12b-1 for Batterymarch U.S. Small Capitalization Equity Portfolio (7)
	(ii)	Amendment to the Financial Intermediary Class Distribution Plan (12)

(iv)	Form of Plan pursuant to Rule 12b-1 for Global Opportunities Bond Fund (11)
(v)	Batterymarch U.S. Small Capitalization Portfolio — Form of Class A Distribution Plan (18)
(vi)	Batterymarch U.S. Small Capitalization Portfolio — Form of Class C Distribution Plan (18)
(vii)	Batterymarch U.S. Small Capitalization Portfolio — Form of Class R Distribution Plan (18)

(n)	(i)	Form of Multiple Class Plan pursuant to Rule 18f-3 — Batterymarch U.S Small Capitalization Equity Portfolio (18)

	(ii)	Form of Amended Multiple Class Plan pursuant to Rule 18f-3 — Global Opportunities Bond Fund (16)

(p)	Code of Ethics for the funds, their investment advisers, and their principal underwriter
	(i)	Legg Mason Funds and Legg Mason Investor Services, LLC (8)
	(ii)	Batterymarch Financial Management, Inc. (15)
	(iii)	Brandywine Global Investment Management, LLC (9)

(1)           Incorporated herein by reference to corresponding exhibit of Pre-Effective Amendment No. 1 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 5, 1998.

(2)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 2 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed June 2, 1999.

(3)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 6 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed August 1, 2000.

(4)           Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423 filed July 18, 2001.

(5)           Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 8 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 23, 2002.

(6)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 40 to the Registration Statement of Legg Mason Cash Reserve Trust, SEC File No. 2-62218, filed November 1, 2002.

(7)           Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 7 to the Registration Statement of Legg Mason Investment Trust, Inc., SEC File No. 333-88715, filed April 21, 2004.

(8)           Incorporated herein by reference to corresponding Exhibit of Post Effective Amendment No. 25 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 25, 2007.

(9)           Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 28, 2006.

(10)         Incorporated herein by reference to corresponding Exhibit of Post-Effective Amendment No. 22 to the Registration Statement of Legg Mason Growth Trust, Inc., SEC File No. 33-89090, filed April 27, 2006.

(11)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 16 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed September 1, 2006.

(12)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 15 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 26, 2006.

(13)         Incorporated herein by reference to corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Light Street Trust, Inc., SEC File No. 333-61525, filed February 26, 2007.

(14)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 9 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed May 29, 2003.

(15)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 17 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed July 27, 2007.

(16)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed September 2, 2008.

(17)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 19 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed October 31, 2008.

(18)         Incorporated herein by reference to the corresponding exhibit of Post-Effective Amendment No. 20 to the Registration Statement of Legg Mason Charles Street Trust, Inc., SEC File No. 333-44423, filed November 26, 2008.

Item 24.                                                       Persons Controlled by or under Common Control with Registrant - None

Item 25.                                                       Indemnification

Reference is made to Article 9 of Registrant’s Amended and Restated Articles of Incorporation, Article 10 of Registrant’s Amended and Restated Bylaws, Section 2-418 of the Maryland General Corporation Law and Section 10 of the Distribution Agreement.  Article 10 of Registrant’s Amended and Restated Bylaws also provides that certain expenses incurred in defending a proceeding involving directors, officers, employees and agents will be paid by the Corporation in advance of a final disposition thereof if certain conditions are met.

In Section 10 of the Distribution Agreement relating to the securities offered hereby, the Registrant agrees to indemnify the Distributor and each person, if any, who controls the Distributor within the meaning of the Securities Act of 1933, as amended (“Securities Act”), against certain types of civil liabilities arising in connection with the Registration Statement or the Prospectuses and Statement of Additional Information.

Insofar as indemnification for liabilities arising under the Securities Act may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.                                                       Business and Other Connections of Investment Adviser

(a)           Legg Mason Fund Adviser, Inc. (“LMFA”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of LMFA have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, Batterymarch
Director, LMCM
Manager, Brandywine
Director, Brandywine Singapore
Manager, Clear Adv
Director, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Director, Barrett
Director, Bartlett
Manager and President, Gray Siefert & Co
Director, LMFA
Director, LM Canada Hldg
Director, LM Funding
Manager, GAA
President, GCIM
Manager, LMIC
Manager, LM Marketing
Manager, LMPFA
Director, LMREI
Director, LMRESA
President and Director, LMRC
President and Director, LMRG
President and Director, LMRP
Director, LMIH
President and Director, LMRCII
President and Director, LMRC Properties
Director, PCM I
Director, PCM II
Director, Permal
Manager, Royce
Director, SBFM
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, WAM Singapore

Charles J. Daley, Jr.	Treasurer, Brandywine
Director, LMFA
Treasurer and Director, LMCM
Vice President and Treasurer, LMIC
Delegation of Authority, LMM
President, NS
Director, President, and Treasurer, The Baltimore Co
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Vice President and Treasurer, GS
Senior Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, Legg Mason & Co
Director, LM & Co (UK) Ltd

Treasurer, LMFunds
President and Director, LM Funding
Manager, GAA
Manager, GCIM
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Vice President and Treasurer, LM Marketing
Manager, LMPFA
President, Director, and Treasurer, LM Properties
Treasurer, LMREI
President, Treasurer, and Director, LMCRES
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Director and Treasurer, LMTS
Treasurer, LM Tower
Vice President and Treasurer, LMRC II
Vice President and Treasurer, LMRC Properties
President and Director, LM Canada Hldg

Mark R. Fetting	President, CEO, Chairman and Director, LMFA
Director, Batterymarch
Manager, Brandywine
Director, LMCM
Manager, Clear Adv
Manager, Clear Asset

President, CEO, Chairman and Director, Legg Mason, Inc.

Manager, GAA
President and Managing Director, LMIS
Manager, LMPFA
Director, LMFunds
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM
Director, LM Canada Hldgs

(b)           Brandywine Global Investment Management, LLC (“Brandywine”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940.   The following is a list of other substantial business activities in which directors, officers or partners of Brandywine have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, Batterymarch
Director, LMCM
Manager, Brandywine
Director, Brandywine Singapore
Manager, Clear Adv
Director, Clear Asset
Senior Executive Vice President, Legg Mason, Inc.
Director, Barrett
Director, Bartlett
Manager and President, Gray Siefert & Co
Director, LMFA
Director, LM Canada Hldg
Director, LM Funding
Manager, GAA

President, GCIM
Manager, LMIC
Manager, LM Marketing
Manager, LMPFA
Director, LMREI
Director, LMRESA
President and Director, LMRC
President and Director, LMRG
President and Director, LMRP
Director, LMIH
President and Director, LMRCII
President and Director, LMRC Properties
Director, PCM I
Director, PCM II
Director, Permal
Manager, Royce
Director, SBFM
Director, WAM
Director, WAMCL
Director, WAM Tokyo
Director, WAM Australia
Director, WAMCO Hldgs Ltd.
Director, WAM Singapore

Charles J. Daley, Jr.	Treasurer, Brandywine
Director, LMFA
Treasurer and Director, LMCM
Vice President and Treasurer, LMIC
Delegation of Authority, LMM
President, NS
Director, President, and Treasurer, The Baltimore Co
President, Treasurer and Director, BMML
Manager, Clear Adv
Manager, Clear Asset
Vice President and Treasurer, GS
Senior Vice President, CFO, and Treasurer, Legg Mason, Inc.
Manager, President, Treasurer, Legg Mason & Co
Director, LM & Co (UK) Ltd
Treasurer, LMFunds
Vice President and Treasurer, LM BAM
President and Director, LM Funding
Manager, GAA
Manager, Global Currents Investment Management, LLC
President and Manager, LMIH
President and Manager, LMIH II
President and Manager, LMIH Chile
Vice President and Treasurer, LM Marketing
Manager, LMPFA
President, Director, and Treasurer, LM Properties
Treasurer, LMREI
President, Treasurer, and Director, LMCRES
President and Treasurer, LMRESA
Vice President and Treasurer, LMRC
Vice President and Treasurer, LMRG
Vice President and Treasurer, LMRP
Director and Treasurer, LMTS
Treasurer, LM Tower
Vice President and Treasurer, LMRC II
Vice President and Treasurer, LMRC Properties

President and Director, LM Canada Hldg

Mark R. Fetting	President, CEO, Chairman and Director, LMFA
Director, Batterymarch
Manager, Brandywine
Director, LMCM
Manager, Clear Adv
Manager, Clear Asset

President, CEO, Chairman and Director, Legg Mason, Inc.

Manager, GAA
President and Managing Director, LMIS
Manager, LMPFA
Director, LMFunds
Director, PCM I
Director, PCM II
Manager, Royce
Manager, SBFM
Director, LM Canada Hldgs

Thomas C. Merchant	Secretary, Brandywine
Secretary, LMCM
Vice President and Secretary, Legg Mason, Inc.
Secretary, The Baltimore Co.
Secretary, Barrett
Assistant Secretary, Bartlett
Assistant Secretary, BRE
Secretary, FG
Secretary, LMFunds
Secretary, GCIM
Secretary, LMCF
Secretary, LMIC
Vice President and Secretary, LM Funding
Secretary, LMREI
Secretary, LMCRES
Secretary, BMML
Secretary, LM Canada Hldg
Secretary, LMIH
Secretary, LMIH II
Secretary, LMIH Chile
Vice President and Assistant Secretary, LMPFA
Secretary, LMPAC
Secretary, LM Properties
Secretary, LMREI
Secretary, LMRESA
Secretary, LMREC
Secretary, LMREC II
Secretary, LMRG
Secretary, LMRP
Secretary, LMTS
Secretary, LM Tower
Secretary, LMRC
Secretary, LMRC II
Secretary, LMCC
Secretary, LMCS I
Secretary, LMCS II
Secretary, LMCS III
Secretary, LMCS IV
Vice President and Treasurer, LMFM

Assistant Secretary, LMRES Hldgs

Secretary, LMRC Properties

Addresses for Item 26(a) and (b):

3040692 Nova Scotia Company (“NS”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

The Baltimore Company (“The Baltimore Co”)

100 Light Street

Baltimore, MD 21202

Barrett Associates, Inc. (“Barrett”)

565 Fifth Avenue

New York, NY 10017

Bartlett & Co.  (“Bartlett”)

36 East Fourth Street

Cincinnati, OH  45202

BMML, Inc. (“BMML”)

100 Light Street

Baltimore, MD 21202

Brandywine Global Investment Management, LLC (“Brandywine”)

2929 Arch Street, 8th Floor

Philadelphia, PA 19104

Brandywine Global Investment Management (Asia) Pte Ltd. (“Brandywine Singapore”)

36 Robinson House, #18

City House

Singapore

BRE Group, Inc. (“BRE”)

36 East Fourth Street

Cincinnati, OH 45202

Clearbridge Advisors, LLC (“Clear Adv”)

620 Eight Avenue

New York, NY 10018

Clearbridge Asset Management, Inc. (“Clear Asset”)

620 Eight Avenue

New York, NY 10018

Fairfield Group, Inc. (“FG”)

200 Gibraltor Road

Horsham, PA 19044

Gray Seifert & Co (“GS”)

100 Light Street

Baltimore, MD 21202

Global Currents Investment Management, LLC (“GCIM”)

100 Light Street

Baltimore, MD 21202

Legg Mason Capital Management, Inc.  (“LMCM”)

100 Light Street

Baltimore, MD  21202

Legg Mason Canada Holdings Ltd. (“LM Canada Hldg”)

44 Chipman Hill, 10th Floor

St. John, New Brunswick E2L 4S6

Canada

Legg Mason Charitable Foundation, Inc. (“LMCF”)

100 Light Street

Baltimore, MD  21202

Legg Mason Fund Adviser, Inc. (“LMFA”)

100 Light Street

Baltimore, MD  21202

Legg Mason Funding Corp. (“LM Funding”)

100 Light Street

Baltimore, MD 21202

Legg Mason Global Asset Allocation, LLC (“GAA”)

300 First Stamford Place, 4th Floor

Stamford, CT 06902

Legg Mason, Inc.

100 Light Street

Baltimore, MD  21202

Legg Mason International Holdings, LLC (“LMIH”)

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings II, LLC (“LMIH II”)

100 Light Street

Baltimore, MD 21202

Legg Mason International Holdings (Chile), LLC (“LMIH Chile”)

El Regidor Nº 66

Piso 10

Las Condes, Santiago

Chile

Legg Mason Investment Counsel, LLC (“LMIC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investor Services, LLC “(LMIS”)

100 Light Street

Baltimore, MD 21202

Legg Mason Marketing Co, LLC (“LM Marketing”)

100 Light Street

Baltimore, MD 21202

Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

399 Park Ave.

New York, NY 10022

Legg Mason Political Action Committee (“LMPAC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Properties, Inc. (“LM Properties”)

5955 Carnegie Boulevard

Suite 200

Charlotte, NC 28209

Legg Mason Real Estate Capital, Inc. (“LMREC”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Capital II, Inc. (“LMREC II”)

10880 Wilshire Blvd., Suite 1750

Los Angeles, CA 90024

Legg Mason Real Estate Investors, Inc. (“LMREI”)

100 Light Street

Baltimore, MD 21202

Legg Mason Commercial Real Estate Services, Inc. (“LMCRES”)

100 Light Street

Baltimore, MD 21203

Legg Mason Real Estate Securities Advisors, Inc. (“LMRESA”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Capital, Inc. (“LMRC”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Group, Inc. (“LMRG”)

100 Light Street

Baltimore, MD 21202

Legg Mason Realty Partners, Inc. (“LMRP”)

100 Light Street

Baltimore, MD 21202

Legg Mason Technology Services, Inc. (“LMTS”)

100 Light Street

Baltimore, MD 21202

Legg Mason Tower, Inc. (“LM Tower”)

100 Light Street

Baltimore, MD 21202

Legg Mason Investment Counsel & Trust Company, N.A.  (“LMIC”)

100 Light Street

Baltimore, MD  21202

LM BAM, Inc. (“LM BAM”)

46 Public Square, Suite 700

Wilkes Barre, PA 18701

LM Capital Company (“LMCC”)

100 Light Street

Baltimore, MD 21202

LM Capital Support I (“LMCS I”)

100 Light Street

Baltimore, MD  21202

LM Capital Support I (“LMCS II”)

100 Light Street

Baltimore, MD  21202

LM Capital Support I (“LMCS III”)

100 Light Street

Baltimore, MD  21202

LM Capital Support I (“LMCS IV”)

100 Light Street

Baltimore, MD  21202

LM Fund Management (“LMFM”)

100 Light Street

Baltimore, MD  21202

LM Fund Services, Inc. (“LMFunds”)

100 Light Street

Baltimore, MD 21202

LM Holdings, Limited (“LM Holdings”)

155 Bishopsgate

London EC2M 3TY

England

LMRC II, Inc.  (“LMRC II”)

100 Light Street

Baltimore, MD 21202

LMRC Properties, Inc. (“LMRC Properties”)

100 Light Street

Baltimore, MD 21202

LMM LLC (“LMM”)

100 Light Street

Baltimore, MD  21202

LMRES Holdings (“LMRES Hldgs”)

100 Light Street

Baltimore, MD  21202

PCM Holdings I, Inc. (“PCM I”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

PCM Holdings II, LLC (“PCM II”)

8889 Pelican Bay Boulevard, Suite 500

Naples, FL 34108-7512

Permal Asset Management, Inc. (“Permal”)

900 Third Ave. 28th Floor

New York, NY 10022

Royce & Associates, LLC (“Royce”)

1414 Avenue of the Americas

New York, NY  10019

Smith Barney Fund Management

300 First Stamford Place

Stamford, CT 06902

Western Asset Management Company  (“WAM”)

385 East Colorado Boulevard

Pasadena, CA  91101

Western Asset Management Company Limited  (“WAMCL”)

10 Exchange Square

Primrose Street

London  EC2A 2EN

England

Western Asset Management Company Ltd (“WAM Tokyo”)

Ote Center Building

1-1-3 Otemachi Chiyoda-ku

Tokyo 100-0004

Japan

Western Asset Management Company Pty Ltd (“WAM Australia”)

Level 13

120 Collins Street

GPO Box 507

Melbourne Victoria 3000

Australia

Western Asset Management (UK) Holdings Limited (“WAMCO Hldgs Ltd”)

10 Exchange Square

Primrose Street

London EC2A 2EN

England

Western Asset Management Company Pte, Ltd (“WAM Singapore”)

1 George Street, #23-01

Singapore 049145

Item 27.                                                       Principal Underwriters

(a)           Legg Mason Investor Services, LLC (“LMIS”), the Registrant’s principal underwriter, also serves as principal underwriter for the following investment companies registered under the Investment Company

Act of 1940, as amended: Legg Mason Income Trust, Inc.; Legg Mason Investors Trust, Inc.; Legg Mason Light Street Trust, Inc.; Legg Mason Special Investment Trust, Inc.; Legg Mason Global Trust, Inc.; Legg Mason Value Trust, Inc.; Legg Mason Tax-Free Income Fund; Legg Mason Investment Trust, Inc.; Legg Mason Growth Trust, Inc.; Western Asset Funds, Inc.; Legg Mason Partners Premium Money Market Trust; Legg Mason Partners Institutional Trust; Legg Mason Partners Money Market Trust; Legg Mason Partners Equity Trust; Legg Mason Partners Variable Equity Trust; Barrett Opportunity Fund, Inc.; Legg Mason Partners Variable Income Trust; Legg Mason Partners Income Trust.

(b)           The following table sets forth information concerning each director and officer of LMIS.

Name and Principal	Position and Offices	Positions and Offices
Business Address*	with Underwriter — LMIS	with Registrant

David S. Penn	Managing Director	None

D. Stuart Bowers	Vice President and Director of Operations	None

W. Talbot Daley	Vice President	None

Mark E. Freemyer 300 First Stamford Pl. Stamford, CT 06902-6732	Vice President	None

David Eikenburg	Vice President	None

Thomas J. Hirschmann	Vice President	None

Joseph LaRocque	Vice President	None

Michael P. McAllister	Vice President	None

Theresa P. McGuire	Vice President, Chief Financial Officer and Treasurer	None

Joel R. Sauber 300 First Stamford Pl. Stamford, CT 06902-6732	Vice President	None

Kenneth D. Cieprisz 399 Park Avenue, 4th Floor New York, NY 10022	Chief Compliance Officer	None

Joseph M. Furey	General Counsel and Secretary	None

Erin L. Clark	Assistant Secretary	None

Theresa M. Silberzahn	Financial Reporting Officer	None

Elizabeth Craig	AML Compliance Officer	None

* All addresses are 100 Light Street, Baltimore, Maryland 21202, unless otherwise indicated.

Item 28.  Location of Accounts and Records

The books, accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, are maintained in the physical possession of:

State Street Bank and Trust Company		Legg Mason Fund Adviser, Inc.
P. O. Box 1713	and	100 Light Street
Boston, Massachusetts 02105		Baltimore, Maryland 21202

Item 29.  Management Services - None

Item 30.  Undertakings - None

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Charles Street Trust, Inc., certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 22 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore and State of Maryland, on the 30th day of January, 2009.

LEGG MASON CHARLES STREET TRUST, INC.

By:	/s/ David R. Odenath
David R. Odenath
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/ Mark R. Fetting	Chairman and Director	January 30, 2009
Mark R. Fetting

/s/ David R. Odenath	President (Principal Executive	January 30, 2009
David R. Odenath	Officer) and Director

/s/ Ruby P. Hearn*	Director	January 30, 2009
Ruby P. Hearn

/s/ Arnold L. Lehman*	Director	January 30, 2009
Arnold L. Lehman

/s/ Robin J.W. Masters*	Director	January 30, 2009
Robin J.W. Masters

/s/ Jill E. McGovern*	Director	January 30, 2009
Jill E. McGovern

/s/ Arthur S. Mehlman*	Director	January 30, 2009
Arthur S. Mehlman

/s/ G. Peter O’Brien*	Director	January 30, 2009
G. Peter O’Brien

/s/ S. Ford Rowan*	Director	January 30, 2009
S. Ford Rowan

/s/ Robert M. Tarola*	Director	January 30, 2009
Robert M. Tarola

/s/ Marie K. Karpinski	Vice President and	January 30, 2009
Marie K. Karpinski	Chief Financial Officer
(Principal Financial and Accounting
Officer)

* By:	/s/ Richard M. Wachterman
Richard M. Wachterman
Attorney in Fact, pursuant to Power of Attorney filed herewith.

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, ARTHUR J. BROWN and ARTHUR C. DELIBERT my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE	DATE

/s/ Mark R. Fetting	May 23, 2007
Mark R. Fetting

/s/ Ruby P. Hearn	May 23, 2007
Ruby P. Hearn

/s/ Arnold L. Lehman	May 23, 2007
Arnold L. Lehman

/s/ Robin J.W. Masters	May 23, 2007
Robin J.W. Masters

/s/ Jill E. McGovern	May 23, 2007
Jill E. McGovern

/s/ Arthur S. Mehlman	May 23, 2007
Arthur S. Mehlman

/s/ Jennifer W. Murphy	May 23, 2007
Jennifer W. Murphy

/s/ G. Peter O’Brien	May 23, 2007
G. Peter O’Brien

/s/ S. Ford Rowan	May 23, 2007
S. Ford Rowan

/s/ Robert M. Tarola	May 23, 2007
Robert M. Tarola

POWER OF ATTORNEY

I, the undersigned Director/Trustee of one or more of the following investment companies (as set forth in the companies’ Registration Statements on Form N-1A):

LEGG MASON INCOME TRUST, INC.	LEGG MASON CHARLES STREET TRUST, INC.
LEGG MASON GLOBAL TRUST, INC.	LEGG MASON SPECIAL INVESTMENT TRUST, INC.
LEGG MASON TAX-FREE INCOME FUND	LEGG MASON INVESTORS TRUST, INC.
LEGG MASON GROWTH TRUST, INC.	LEGG MASON LIGHT STREET TRUST, INC.
LEGG MASON VALUE TRUST, INC.	LEGG MASON INVESTMENT TRUST, INC.

plus any other investment company for which Legg Mason Fund Adviser, Inc. or an affiliate thereof acts as investment adviser or manager and for which the undersigned individual serves as Director/Trustee hereby severally constitute and appoint each of MARK R. FETTING, DAVID R. ODENATH, MARIE K. KARPINSKI, RICHARD M. WACHTERMAN, GREGORY T. MERZ, PETER J. CILIBERTI, ARTHUR C. DELIBERT and FATIMA S. SULAIMAN my true and lawful attorney-in-fact, with full power of substitution, and each with full power to sign for me and in my name in the appropriate capacity and only for those companies described above for which I serve as Director/Trustee, any Registration Statements on Form N-1A, all Pre-Effective Amendments to any Registration Statements of the Funds, any and all Post-Effective Amendments to said Registration Statements, and any and all supplements or other instruments in connection therewith, to file the same with the Securities and Exchange Commission and the securities regulators of appropriate states and territories, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, all related requirements of the Securities and Exchange Commission and all requirements of appropriate states and territories. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

SIGNATURE	DATE

/s/ David R. Odenath	December 12, 2008

Legg Mason Charles Street Trust, Inc.

Exhibits

(a)(X)	Articles Supplementary filed December 18, 2008

(i)	Opinion of counsel

(j)	Consent of Independent Registered Public Accounting Firm